AS FILED WITH THE  SECURITIES  AND  EXCHANGE  COMMISSION  ON APRIL 28, 2006
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 1 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 17 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_| on         , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                              JEFFERSON NATIONAL

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                                MONUMENT ADVISOR

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period. You also pay the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract.

   Before purchasing the Contract, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

   The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

   Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

40|86 SERIES TRUST

MANAGED BY 40|/86 ADVISORS, INC.
   o 40|86 Series Trust Balanced Portfolio
   o 40|86 Series Trust Equity Portfolio
   o 40|86 Series Trust Fixed Income Portfolio
   o 40|86 Series Trust Government Securities Portfolio
   o 40|86 Series Trust High Yield Portfolio
   o 40|86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.
   o AIM V.I. Basic Value Fund - Series II shares
   o AIM V.I. Core Equity Fund - Series I shares
   o AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Global Health Care Fund - Series I shares
   o AIM V.I. High Yield Fund - Series I shares
   o AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o AIM V.I. Real Estate Fund - Series I shares (effective July 3, 2006 renamed AIM V.I. Global Real Estate Fund)
   o AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.
   o Alger American Growth Portfolio Class O
   o Alger American Leveraged AllCap Portfolio Class O
   o Alger American MidCap Growth Portfolio Class O
   o Alger American Small Capitalization Portfolio Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

MANAGED BY ALLIANCEBERNSTEIN L.P.
   o AllianceBernstein Growth and Income Portfolio
   o AllianceBernstein Small-Mid Cap Value Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o American Century VP Balanced Fund (Class I)
   o American Century VP Income & Growth Fund (Class I)
   o American Century VP Inflation Protection Fund (Class II)
   o American Century VP Value Fund (Class I)
MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
   o American Century VP International Fund (Class I)

CREDIT SUISSE FUNDS

Managed by CREDIT SUISSE TRUST
   o Credit Suisse Trust Commodity Return Strategy Portfolio

THE DIREXION INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC
   o DireXion Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
(SERVICE SHARES)

MANAGED BY THE DREYFUS CORPORATION
   o DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
(INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION
   o Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o Federated Capital Income Fund II
   o Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   o Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o Janus Aspen International Growth Portfolio (Institutional Shares)
   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares)
   o Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
   o Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
   o Janus Aspen INTECH Risk-Managed Core Portfolio (Service Shares) (formerly known as Janus Aspen Risk-Managed Core Portfolio)
   o Janus Aspen INTECH Risk-Managed Growth Portfolio (Service Shares) (formerly known as Janus Aspen Risk-Managed Growth Portfolio)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC
   o Lazard Retirement Emerging Markets Portfolio
   o Lazard Retirement Equity Portfolio
   o Lazard Retirement International Equity Portfolio
   o Lazard Retirement Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I

MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC
   o Legg Mason Partners Variable All Cap Portfolio
   o Legg Mason Partners Variable High Yield Bond Portfolio
   o Legg Mason Partners Variable Large Cap Growth Portfolio
   o Legg Mason Partners Variable Strategic Bond Portfolio
   o Legg Mason Partners Variable Total Return Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o Legg Mason Partners Variable Aggresive Growth Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

MANAGED BY SMITH BARNEY MANAGEMENT LLC
   o Legg Mason Partners Variable Government Portfolio

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC
   o Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   o Neuberger Berman AMT Fasciano Portfolio (Class S)
   o Neuberger Berman AMT High Income Bond Fund
   o Neuberger Berman AMT Limited Maturity Bond Portfolio
   o Neuberger Berman AMT Mid-Cap Growth Portfolio
   o Neuberger Berman AMT Partners Portfolio
   o Neuberger Berman AMT Regency Portfolio
   o Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   o PIMCO VIT All Asset Portfolio (Administrative Class)
   o PIMCO VIT CommodityRealReturn Strategy Portfolio (Administrative Class)
   o PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class)
   o PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) (Administrative
     Class)
   o PIMCO VIT Global Bond Portfolio (Unhedged) (Administrative Class)
   o PIMCO VIT High Yield Portfolio (Administrative Class)
   o PIMCO VIT Money Market Portfolio (Administrative Class)
   o PIMCO VIT RealEstateRealReturn Strategy Portfolio (Administrative Class)
   o PIMCO VIT Real Return Portfolio (Administrative Class)
   o PIMCO VIT Short-Term Portfolio (Administrative Class)
   o PIMCO VIT StockPLUS(R) Total Return Portfolio (Administrative Class)
   o PIMCO VIT Total Return Portfolio (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o Pioneer Core Bond VCT Portfolio
   o Pioneer Equity Income VCT Portfolio
   o Pioneer Europe VCT Portfolio
   o Pioneer Fund VCT Portfolio
   o Pioneer High Yield VCT Portfolio
   o Pioneer Mid Cap Value VCT Portfolio

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC
   o Royce Micro-Cap Portfolio
   o Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS
   o Rydex Absolute Return Strategies Fund
   o Rydex Banking Fund
   o Rydex Basic Materials Fund
   o Rydex Biotechnology Fund
   o Rydex Commodities Fund
   o Rydex Consumer Products Fund
   o Rydex Dynamic Dow Fund
   o Rydex Dynamic OTC Fund
   o Rydex Dynamic S&P 500 Fund
   o Rydex Dynamic Strengthening Dollar Fund
   o Rydex Dynamic Weakening Dollar Fund
   o Rydex Electronics Fund
   o Rydex Energy Fund
   o Rydex Energy Services Fund

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   o Rydex Europe Advantage Fund
   o Rydex Financial Services Fund
   o Rydex Government Long Bond Advantage Fund
   o Rydex Health Care Fund
   o Rydex Hedged Equity Fund
   o Rydex Internet Fund
   o Rydex Inverse Dynamic Dow Fund
   o Rydex Inverse Government Long Bond Fund
   o Rydex Inverse Mid-Cap Fund
   o Rydex Inverse OTC Fund
   o Rydex Inverse Russell 2000 Fund
   o Rydex Inverse S&P 500 Fund
   o Rydex Japan Advantage Fund
   o Rydex Large-Cap Growth Fund
   o Rydex Large-Cap Value Fund
   o Rydex Leisure Fund
   o Rydex Mid Cap Advantage Fund
   o Rydex Multi-Cap Core Equity Fund
   o Rydex Mid-Cap Growth Fund
   o Rydex Mid-Cap Value Fund
   o Rydex Nova Fund
   o Rydex OTC Fund
   o Rydex Precious Metals Fund
   o Rydex Real Estate Fund
   o Rydex Retailing Fund
   o Rydex Russell 2000 Advantage Fund
   o Rydex Sector Rotation Fund
   o Rydex Small-Cap Growth Fund
   o Rydex Small-Cap Value Fun
   o Rydex Technology Fund
   o Rydex Telecommunications Fund
   o Rydex Transportation Fund
   o Rydex U.S. Government Money Market Fund
   o Rydex Utilities Fund
   o CLS AdvisorOne Amerigo Fund
   o CLS AdvisorOne Clermont Fund

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o Seligman Communications and Information Portfolio
   o Seligman Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.
   o Third Avenue Value Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

MANAGED BY T. ROWE PRICE ASSOCIATES, INC.
   T. Rowe Price Equity Income Portfolio - II
   T. Rowe Price Health Sciences Portfolio - II
   T. Rowe Price Blue Chip Growth Portfolio - II

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o Van Eck Worldwide Absolute Return Fund
   o Van Eck Worldwide Bond Fund
   o Van Eck Worldwide Emerging Markets Fund
   o Van Eck Worldwide Hard Assets Fund
   o Van Eck Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC
   o Wells Fargo Advantage VT Discovery Fund
   o Wells Fargo Advantage VT Opportunity Fund

  Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

  To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:
   o ARE NOT BANK DEPOSITS
   o ARE NOT FEDERALLY INSURED
   o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2006

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
TABLE OF CONTENTS                                                                        PAGE

DEFINITIONS OF SPECIAL TERMS...............................................................6
HIGHLIGHTS.................................................................................8
FEE TABLE..................................................................................10
THE COMPANY................................................................................12
     The Monument Advisor Annuity Contract.................................................12
     Free Look.............................................................................12
     Ownership.............................................................................12
     Assignment............................................................................12
     Requesting Transactions or Obtaining Information About your Contract..................13
PURCHASE...................................................................................14
Purchase Payments..........................................................................14
Allocation of Purchase Payments............................................................14
INVESTMENT OPTIONS.........................................................................15
     Investment Portfolios.................................................................15
     Voting Rights.........................................................................15
     Substitution..........................................................................15
TRANSFERS..................................................................................15
     Excessive Trading Limits..............................................................16
     Dollar Cost Averaging Program.........................................................17
     Rebalancing Program...................................................................18
     Asset Allocation Program..............................................................18
EXPENSES...................................................................................18
     Subscription Fee......................................................................18
     Insurance Charges.....................................................................18
     Contract Maintenance Charge...........................................................18
     Investment Portfolio Expenses.........................................................18
     Transfer Fee..........................................................................18
     Premium Taxes.........................................................................18
     Income Taxes..........................................................................18
CONTRACT VALUE.............................................................................18
     Accumulation Units....................................................................19
ACCESS TO YOUR MONEY.......................................................................19
     Systematic Withdrawal Program.........................................................19
     Suspension of Payments or Transfers...................................................19
DEATH BENEFIT..............................................................................19
     Upon Your Death During the Accumulation Period........................................19
     Death Benefit Amount During the Accumulation Period...................................20
     Payment of the Death Benefit During the Accumulation Period...........................20
     Death of Contract Owner During the Annuity Period.....................................20
     Death of Annuitant....................................................................20
ANNUITY PAYMENTS (THE ANNUITY PERIOD)......................................................20
     Annuity Payment Amount................................................................21
     Annuity Options.......................................................................21
TAXES......................................................................................21
     Annuity Contracts in General..........................................................21

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
     Tax Status of the Contracts...........................................................21
     Taxation of Non-Qualified Contracts...................................................23
     Taxation of Qualified Contracts.......................................................23
     Possible Tax Law Changes..............................................................24
OTHER INFORMATION..........................................................................25
     Legal Proceedings.....................................................................25
     The Separate Account..................................................................25
     Distributor...........................................................................25
     Financial Statements..................................................................25
     Independent Registered Public Accounting Firm.........................................26
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS...............................26
APPENDIX B - CONDENSED FINANCIAL INFORMATION...............................................40
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............................55

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DEFINITIONS OF SPECIAL TERMS

   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

   ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") (or applicable bond market) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee. This is included in our calculation of the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

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   SUB-ACCOUNT: A segment within the Separate Account which invests in a single
Investment Portfolio.

   SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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HIGHLIGHTS

   The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period. You do pay the fees of the Investment Portfolios you select and any Investment Advisor you retain.

   The Contract includes a death benefit that is equal to your account value. This benefit is described in detail under the heading "Death Benefit."

   All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract.

   You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

   TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

   IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT.

   Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

   After purchase, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

   For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

   We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

   You should regularly check your Secure Online Account. We will notify you by e-mail that a transaction relating to your Contract has occurred or a document impacting your Contract has been posted. However, this is no substitute for regularly checking your Secure Online Account.

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   We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

   We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

   INQUIRIES. If you need more information, please contact Us at:
   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

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FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage   None
of Purchase Payments withdrawn)
TRANSFER FEE(1)..................................   No restrictions provided transfers comply with our administrative rules.  We reserve the right to impose a fee for excessive transfers upon providing prior notice to you.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                             CURRENT CHARGE                 MAXIMUM CHARGE
SUBSCRIPTION FEE................................................       $20 per Contract per month     $20 per Contract per month
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge...................                  0.00%                          0.00%
Administrative Charge...........................................                  0.00%                          0.00%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................                  0.00%                          0.00%

   The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                    MINIMUM            MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,         Gross: 0.27%       Gross: 10.10%
distribution and/or service (12b-1) fees, and other expenses)2.............................       Net: 0.27%         Net: 5.11%

(1) All reallocations made on the same day count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(2) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2007. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------

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EXAMPLES OF FEES AND EXPENSES -

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, and Investment Portfolio fees and expenses.

   The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. We used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually in some instances and higher than $240 in others. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses:

         1 YEAR            3 YEARS           5 YEARS            10 YEARS
         $520.59          $2,502.69         $4,284.17          $7,988.41

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses:

         1 YEAR            3 YEARS           5 YEARS            10 YEARS
         $36.59            $114.92           $200.68            $452.38

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THE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE MONUMENT ADVISOR VARIABLE ANNUITY CONTRACT

   This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

   The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state).

OWNERSHIP

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing, or process a change of owner request while logged into your Secure Online Account, to effect a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

   A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

   JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

   BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

   AN ASSIGNMENT MAY BE A TAXABLE EVENT.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

ELECTRONIC ADMINISTRATION OF YOUR CONTRACT

   This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents

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related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

   If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

   You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration.

   Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account.

   Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

   We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

   You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

   We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

CONFIRMATIONS AND STATEMENTS

   We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will

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make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

   SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

   You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

   Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

   Subject to the minimums and maximums described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange (or applicable bond market) closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

-------------------------------------------------------------------
                   15 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Dynamic Dow               Dynamic OTC            Dynamic S&P 500
------------------------- ---------------------- ------------------
Dynamic Strengthening     Dynamic Weakening      Europe Advantage
Dollar                    Dollar
------------------------- ---------------------- ------------------
Government Long Bond      Inverse Government     Inverse Mid-Cap
Advantage                 Long Bond              Growth
------------------------- ---------------------- ------------------
Inverse Dynamic Dow       Inverse OTC            Russell 2000
                                                 Advantage
------------------------- ---------------------- ------------------
Inverse S&P 500           Japan Advantage        Large-Cap Growth
------------------------- ---------------------- ------------------
Mid Cap Advantage         Mid-Cap Growth         Nova
------------------------- ---------------------- ------------------
OTC                       Sector Rotation        Small-Cap Growth
------------------------- ---------------------- ------------------
Small-Cap Value           U.S. Govt Money Mkt
------------------------- ---------------------- ------------------

-------------------------------------------------------------------

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-------------------------------------------------------------------
                   30 MINUTES BEFORE NYSE CLOSE
-------------------------------------------------------------------
Banking                   Energy Services        Real Estate
------------------------- ---------------------- ------------------
Basic Materials           Financial Services     Retailing
------------------------- ---------------------- ------------------
Biotechnology             Health Care            Technology
------------------------- ---------------------- ------------------
Commodities               Internet               Telecommunication
------------------------- ---------------------- ------------------
Consumer Products         Leisure                Transportation
------------------------- ---------------------- ------------------
Electronics               Precious Metals        Utilities
------------------------- ---------------------- ------------------
Energy
------------------------- ---------------------- ------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

   A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.

   FIXED ACCOUNT. No fixed account is available during the Accumulation Period.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Investment Portfolios. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

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   TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

   1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

   2. Your request for transfer must clearly state how much the transfer is for.

   3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

      a. the requirement of a minimum time period between each transfer;

      b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

      c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

   4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

   TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

   1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

   2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

   THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING ORGANIZATIONS. JEFFERSON NATIONAL RESERVES THE RIGHT TO MODIFY (INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

   We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued

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by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, and Rydex Hedged Equity Fund which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, the PIMCO VIT Money Market Fund and the 40|86 Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

----------------------------------------------------------------------
                             30 DAY HOLD
----------------------------------------------------------------------
CLS AdvisorOne Amerigo    CLS AdvisorOne         Federated Capital
                          Clermont               Income Fund II
------------------------- ---------------------- ---------------------
Federated High Income     Federated              Legg Mason
Bond Fund II              International Equity   Aggressive Growth
                          Fund II
------------------------- ---------------------- ---------------------
Legg Mason All Cap        Legg Mason Government  Legg Mason High
                                                 Yield Bond
------------------------- ---------------------- ---------------------
Legg Mason Large Cap      Legg Mason Strategic   Legg Mason Total
Growth                    Bond                   Return
------------------------- ---------------------- ---------------------
Lord Abbett America's     Lord Abbett Growth     Rydex Absolute
Value                     and Income             Return Strategies
------------------------- ---------------------- ---------------------
Rydex Multi-Cap Core      Rydex Hedged Equity    Rydex Sector
Equity                                           Rotation
----------------------------------------------------------------------
                             60 DAY HOLD
----------------------------------------------------------------------
Dreyfus Socially          Dreyfus Stock Index    Dreyfus Disciplined
Responsible Growth                               Stock
------------------------- ---------------------- ---------------------
Dreyfus International     Dreyfus Small Cap
Value                     Stock Index
----------------------------------------------------------------------
                             90 DAY HOLD
----------------------------------------------------------------------
40|86 Series Trust High   AllianceBernstein      AllianceBernstein
Yield Portfolio           Growth and Income      Small Mid-Cap Value
------------------------- ---------------------- ---------------------
Janus Aspen INETCH        Janus Aspen INTECH     Janus Aspen Growth
RiskManaged Core          RiskManaged Growth     and Income
------------------------- ---------------------- ---------------------
Janus Aspen               Janus Aspen Large      Janus Aspen Mid-Cap
International Growth      Cap Growth             Growth
------------------------- ---------------------- ---------------------
Janus Aspen Worldwide     Third Avenue Value
Growth
------------------------- ---------------------- ---------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days to make a sale in the same Investment Portfolio in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. These systematic transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

   There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

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REBALANCING PROGRAM

   Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Fixed Income Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

SUBSCRIPTION FEE

   We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription fee each month during the Accumulation Period. We will not impose the fee during the Annuity Period.

INSURANCE CHARGES

   We impose no other insurance charges.

CONTRACT MAINTENANCE CHARGE

   We impose no other contract maintenance charge.

INVESTMENT PORTFOLIO EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying You in advance.

PREMIUM TAXES

   Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. Jefferson National may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During

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the Annuity Period of your Contract we call the unit an Annuity Unit. Your
Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange (or applicable bond market) closes each Business Day and then credit your Contract.

   EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

ACCESS TO YOUR MONEY

   You can have access to the money in your Contract:

   1. by making a withdrawal (either a partial or a complete withdrawal);

   2. by electing to receive Annuity Payments; or

   3. when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any premium tax and less any pro rata Subscription fees.

   You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below).

   Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

   A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone withdrawals or transfers for any period when:

   1. the New York Stock Exchange (or applicable bond market) is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange (or applicable bond market) is restricted;

   3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

   4. during any other period when the SEC, by order, so permits for the protection of owners.

   If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

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   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   The Death Benefit Amount will be the Contract Value, less the Subscription Fee, at the time we receive due proof of death and a payment election.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period.

   OPTION 1 --lump sum payment of the Death Benefit Amount; or

   OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Death Benefit Amount;

   o elect a lump sum payment of the Death Benefit Amount; or

   o apply the Death Benefit Amount to an Annuity Option.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death. If the spouse elects to continue the Contract, the Death Benefit Amount otherwise payable will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

   If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

   Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

   You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, but may not be later than the maximum date permitted under applicable state law.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

   You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding

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the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) the Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

   2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

   3) the performance of the Investment Portfolio(s) you selected; and

   4) the Annuity Option you select.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

   On the Annuity Date, the Contract Value, less any premium tax and less the Subscription Fee will be applied under the Annuity Option you selected.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the selected guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

   OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward an Annuity Option. In that case, Jefferson National may make a single lump sum payment to you. Likewise, if your Annuity Payments would be less than $50 a month, Jefferson National has the right to change the frequency of payments so that your Annuity Payments are at least $50.

TAXES

   NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

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   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-account, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the Sub-Accounts of the Separate Account have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary, determined by using the life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-2; or

(b) if the Owner's only designated beneficiary is the Owner's spouse and the spouse is more than 10 years younger than the Owner, then the distribution period is determined by using the joint life expectancy factor under the table in Treasury Regulation 1.401(a)(9)-9 Q&A-3. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity you own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA you own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving

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spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o made on or after the taxpayer reaches age 59 1/2;

   o made on or after the death of an Owner;

   o attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

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TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The IRS has not reviewed the Contract for qualification as an IRA. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We

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make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

   Where permitted by law, we may:

   o create new Separate Accounts;

   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

   o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

   o transfer the Separate Account to another insurance company;

   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

   o make the Sub-accounts available under other policies we issue;

   o add new Investment Portfolios or remove existing Investment Portfolios;

   o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

   o deregister the Separate Account under the Investment Company Act of 1940;
     and

   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be

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considered as bearing on the investment performance of the Investment
Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2005, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account G for the year ended December 31, 2005 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004, and for the year then ended, and the financial statements of Jefferson National Life Annuity Account G for the year ended December 31, 2004 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A

-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40|86 SERIES TRUST

   40|86 Series Trust is managed by 40|86 Advisors, Inc. 40|86 Series Trust is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

40|86 SERIES TRUST BALANCED PORTFOLIO

   The 40|86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40|86 SERIES TRUST EQUITY PORTFOLIO

   The 40|86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40|86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40|86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40|86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40|86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40|86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40|86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40|86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40|86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Real Estate Fund (Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. CORE EQUITY FUND-- SERIES I SHARES

   The Fund seeks growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I  SHARES

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE FUND - SERIES I SHARES (FORMERLY KNOWN AS AIM V.I. HEALTH SCIENCES FUND SERIES I SHARES)

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in securities of health care industry companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. REAL ESTATE FUND - SERIES I SHARES (EFFECTIVE JULY 3, 2006 RENAMED AIM V.I. GLOBAL REAL ESTATE FUND)

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies. Effective July 3, 2006, AIM V.I. Real Estate Fund will be renamed AIM V.I. Global Real Estate Fund. The investment objective will be as follows: The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet

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its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. TECHNOLOGY FUND - SERIES I SHARES

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase if the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

ALLIANCE BERNSTEIN SMALL-MID CAP VALUE PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 110 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by the Adviser to be undervalued, using its Bernstein unit's fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

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AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

   CREDIT SUISSE TRUST Credit Suisse Trust is a mutual fund with multiple portfolios. Credit Suisse Trust is a mutual fund with multiple portfolios. The Trust is advised by Credit Suisse Asset Management, LLC. The following Portfolio is available under the contract:

CREDIT SUISSE TRUST COMMODITY RETURN STRATEGY PORTFOLIO

The Credit Suisse Trust Commodity Return Portfolio is designed to replicate the performance of the Dow-Jones AIG Commodity Index ("DJ-AIG Index") and seeks to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a combination of commodity-linked derivative instruments and fixed-income securities backing those instruments.

THE DIREXION INSURANCE TRUST

   The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading.

DIREXION DYNAMIC VP HY BOND FUND

   DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized

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appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

     The Janus Aspen Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTECH RISK- MANAGED GROWTH PORTFOLIO (SERVICE SHARES)(FORMERLY KNOWN AS JANUS ASPEN RISK-MANAGED GROWTH PORTFOLIO)

The Janus Aspen INTECH Risk-Managed Growth Portfolio seeks long -term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the Russell 1000 Growth Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH's mathematical process. The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index.

JANUS ASPEN INTECH RISK-MANAGED CORE PORTFOLIO (SERVICE SHARES) (FORMERLY KNOWN AS JANUS ASPEN RISK-MANAGED CORE PORTFOLIO)

The Janus Aspen INTECH Risk-Managed Portfolio seeks long-term growth of capital. The Portfolio pursues it objective by investing primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500 Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH's mathematical process. The Portfolio pursues its objective by applying a mathematical process to construct an investment portfolio from the universe of common stocks within its benchmark index.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

     The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. On May 5, 2005, Lazard LLC announced certain changes to its ownership structure. On that date, shares of Lazard Ltd, a newly formed Bermuda corporation, began trading publicly on the New York Stock Exchange under the symbol "LAZ". Interests in Lazard Ltd are held by public stockholders, as well as by current and former Managing Directors of Lazard LLC, which changed its name to "Lazard Group LLC". As before the initial public offering of shares, Lazard Group LLC continues to be the sole member of Lazard Freres & Co. LLC, a New York limited liability company, which continues to be the parent of Lazard Asset Management. The day-to-day management and operations of Lazard Asset Management have not changed as a result of the changes described above. The following Investment Portfolios are available under the Contract:

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LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 10% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o The potential to become a larger factor in the company's business sector

   o Significant debt but high levels of free cash flow

   o A relatively short corporate history with the expectation that the business may grow

The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

   The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

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LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2006, the market capitalization range of the Russell 1000 Index was $611million to $390 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT ALL ASSET PORTFOLIO

   Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND PORTFOLIO

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND PORTFOLIO (UNHEDGED)

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my

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be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD PORTFOLIO

   Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY PORTFOLIO

   Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN PORTFOLIO

   Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests at least 80% of its total assets in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER CORE BOND VCT PORTFOLIO

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.


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This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX ABSOLUTE RETURN STRATEGIES FUND

   The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may betimes that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, fixed income, commodities, currencies, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spread and duration neutral default spreads.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS FUND

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES FUND

   The Commodities Fund seeks long-term capital appreciation through an investment in commodity-linked instruments. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS FUND

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW FUND

   The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM.

RYDEX DYNAMIC OTC FUND

   The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500 FUND

   The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR FUND

   The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between

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the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish
Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR FUND

   The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index. The US Dollar Index (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE FUND

   The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones StoxxSM 50 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE FUND

   The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Lehman Long Treasury Bond Index.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY FUND

   The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund employs a proprietary quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well established investment strategies widely employed by long/short hedge funds. The Fund pursues this objective by allocating capital to gain exposure to a combination of directional and non-directional positions. The Fund will predominately have a long exposure to directional and non-directional positions. There may be times that the Fund will have a short exposure to one or more of the directional and/or non-directional positions. Directional positions include equities, covered call options and long options. Non-directional positions include market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, and merger arbitrage spreads.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW FUND

   The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND FUND

   The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC FUND

   The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000 FUND

   The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

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RYDEX INVERSE S&P 500 FUND

   The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE FUND

   The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE FUND

   The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MULTI-CAP CORE EQUITY FUND

   The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in a combination of quantitative value-oriented and growth-oriented strategies within economic sectors and across the small, medium and large market capitalization ranges. The Advisor uses a quantitative model to allocate the Fund's investments among these sector and capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE FUND

   The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

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RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a wholly owned subsidiary of Legg Mason, Inc. Salomon Brothers, together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2005, Salomon Brothers had approximately $88.6B in assets under management.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

LEGG MASON PARTNERS VARIABLE HIGH YIELD BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Credit
Quality: the fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." Maturity: the fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the

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fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o U.S. government obligations

   o Mortgage and asset-backed

   o Investment and non-investment securities grade U.S. and foreign corporate

   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund has no specific average portfolio maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual securities of any maturity and may at times hold a substantial portion of its assets in short-term instruments.

LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval. The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers. The fund varies its allocations between equity and fixed income securities depending on the manager's view of economic and market conditions, fiscal and monetary policy and security values. However, under normal market conditions at least 40% of the fund's assets are allocated to equity securities. The funds investments in fixed income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency, or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as "junk bonds". The fund's investment s in fixed income securities may be of any maturity.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

   The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

T. ROWE PRICE EQUITY SERIES, INC.

   T. Rowe Price Equity Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently the corporation consists of seven series, each representing a separate pool of

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assets with different investment objectives and policies. The Portfolios are managed by T. Rowe Price Associates, Inc.

T. ROWE PRICE EQUITY INCOME PORTFOLIO II

   Seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II

   Seeks long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II

   Seeks long-term growth of capital by investing primarily in common stocks of well-established large and medium-sized companies with the potential for above-average earnings increases. Current income is a secondary objective. The investment is appropriate for investors in the variable annuity who seek capital appreciation over time and can accept the price volatility inherent in common stock investing.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

   The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

   The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

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APPENDIX B - CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                                            2005
----------------------------------------------------------------------

40|86 SERIES TRUST:
BALANCED PORTFOLIO
Beginning AUV                                         $   10.099
Ending AUV                                            $   10.742

Ending number of AUs (000s)                                   --

EQUITY PORTFOLIO
Beginning AUV                                         $   10.137
Ending AUV                                            $   11.385

Ending number of AUs (000s)                                   12

FIXED INCOME PORTFOLIO
Beginning AUV                                         $   10.000
Ending AUV                                            $   10.179

Ending number of AUs (000s)                                    2

GOVERNMENT SECURITIES PORTFOLIO
Beginning AUV                                         $   10.009
Ending AUV                                            $   10.090

Ending number of AUs (000s)                                   --

HIGH YIELD PORTFOLIO
Beginning AUV                                         $   10.030
Ending AUV                                            $   10.417

Ending number of AUs (000s)                                   90

MONEY MARKET PORTFOLIO
Beginning AUV                                         $   10.001
Ending AUV                                            $   10.213

Ending number of AUs (000s)                                1,108

----------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:
BASIC VALUE FUND
Beginning AUV                                         $   10.160
Ending AUV                                            $   11.040

Ending number of AUs (000s)                                   11

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND
Beginning AUV                                         $   10.127
Ending AUV                                            $   11.274

Ending number of AUs (000s)                                    1

HIGH YIELD FUND
Beginning AUV                                         $   10.032
Ending AUV                                            $   10.450

Ending number of AUs (000s)                                  316

MID CAP CORE EQUITY FUND
Beginning AUV                                         $   10.102
Ending AUV                                            $   10.979

Percentage of in AUV                                          --

REAL ESTATE FUND  (A)
Beginning AUV                                         $   10.091
Ending AUV                                            $   11.717

                                                               4

TECHNOLOGY FUND  (A)
Beginning AUV                                         $   10.155
Ending AUV                                            $   11.600

Ending number of AUs (000s)                                   20

----------------------------------------------------------------------

THE ALGER AMERICAN FUNDS:
GROWTH PORTFOLIO
Beginning AUV                                         $   10.165
Ending AUV                                            $   11.812

Ending number of AUs (000s)                                   23

LEVERAGED ALLCAP PORTFOLIO
Beginning AUV                                         $   10.149
Ending AUV                                            $   12.055

Ending number of AUs (000s)                                   12

MIDCAP GROWTH PORTFOLIO
Beginning AUV                                         $   10.146
Ending AUV                                            $   11.891

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

SMALL CAPITALIZATION PORTFOLIO
Beginning AUV                                         $   10.172
Ending AUV                                            $   12.718

Ending number of AUs (000s)                                   11

----------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP BALANCED FUND
Beginning AUV                                         $   10.071
Ending AUV                                            $   10.653

Ending number of AUs (000s)                                   --

VP INCOME & GROWTH FUND
Beginning AUV                                         $   10.115
Ending AUV                                            $   10.775

Ending number of AUs (000s)                                   11

VP INFLATION PROTECTION FUND
Beginning AUV                                         $   10.011
Ending AUV                                            $   10.076

Ending number of AUs (000s)                                    7

VP INTERNATIONAL FUND
Beginning AUV                                         $   10.142
Ending AUV                                            $   11.657

Ending number of AUs (000s)                                   --

VP VALUE FUND
Beginning AUV                                         $   10.145
Ending AUV                                            $   10.789

Ending number of AUs (000s)                                   15

----------------------------------------------------------------------

DIREXION INSURANCE TRUST:
DYNAMIC VP HY BOND FUND (Q)
Beginning AUV                                         $   10.072
Ending AUV                                            $   10.470

Ending number of AUs (000s)                                    9

----------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO
Beginning AUV                                         $   10.172
Ending AUV                                            $   11.481

Ending number of AUs (000s)                                    7

----------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                         $   10.101
Ending AUV                                            $   10.935

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
Beginning AUV                                         $   10.125
Ending AUV                                            $   10.871

Ending number of AUs (000s)                                   12

----------------------------------------------------------------------

--------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
DISCIPLINED STOCK PORTFOLIO
Beginning AUV                                         $   10.118
Ending AUV                                            $   10.929

Ending number of AUs (000s)                                   --

INTERNATIONAL VALUE PORTFOLIO (F)
Beginning AUV                                         $   10.118
Ending AUV                                            $   11.439

Ending number of AUs (000s)                                   19

----------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II
Beginning AUV                                         $   10.072
Ending AUV                                            $   10.758

Ending number of AUs (000s)                                   --

HIGH INCOME BOND FUND II
Beginning AUV                                         $   10.014
Ending AUV                                            $   10.574

Ending number of AUs (000s)                                   12

INTERNATIONAL EQUITY FUND II
Beginning AUV                                         $   10.135
Ending AUV                                            $   11.481

Ending number of AUs (000s)                                   16

----------------------------------------------------------------------

JANUS ASPEN SERIES:
GROWTH AND INCOME PORTFOLIO
Beginning AUV                                         $   10.152
Ending AUV                                            $   11.716

Ending number of AUs (000s)                                    1

INTERNATIONAL GROWTH PORTFOLIO
Beginning AUV                                         $   10.153
Ending AUV                                            $   13.619

Ending number of AUs (000s)                                   43

LARGE CAP GROWTH PORTFOLIO
Beginning AUV                                         $   10.161
Ending AUV                                            $   11.089

Ending number of AUs (000s)                                   10

MID CAP GROWTH PORTFOLIO
Beginning AUV                                         $   10.127
Ending AUV                                            $   12.038

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO
Beginning AUV                                         $   10.145
Ending AUV                                            $   11.020

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO
Beginning AUV                                         $   10.227
Ending AUV                                            $   13.917

Ending number of AUs (000s)                                   25

EQUITY PORTFOLIO
Beginning AUV                                         $   10.116
Ending AUV                                            $   10.696

Ending number of AUs (000s)                                    1

INTERNATIONAL EQUITY PORTFOLIO
Beginning AUV                                         $   10.148
Ending AUV                                            $   11.450

Ending number of AUs (000s)                                    4

SMALL CAP PORTFOLIO
Beginning AUV                                         $   10.147
Ending AUV                                            $   11.216

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS,  INC:
AGGRESSIVE GROWTH PORTFOLIO
Beginning AUV                                         $   10.179
Ending AUV                                            $   11.903

Ending number of AUs (000s)                                    1

ALL CAP PORTFOLIO
Beginning AUV                                         $   10.151
Ending AUV                                            $   11.048

Ending number of AUs (000s)                                   --

GOVERNMENT PORTFOLIO
Beginning AUV                                         $   10.009
Ending AUV                                            $   10.107

Ending number of AUs (000s)                                   --

HIGH YIELD BOND PORTFOLIO
Beginning AUV                                         $   10.041
Ending AUV                                            $   10.629

Ending number of AUs (000s)                                   48

LARGE CAP GROWTH PORTFOLIO
Beginning AUV                                         $   10.175
Ending AUV                                            $   11.357

Ending number of AUs (000s)                                   --

STRATEGIC BOND PORTFOLIO
Beginning AUV                                         $   10.018
Ending AUV                                            $   10.237

Ending number of AUs (000s)                                    7

TOTAL RETURN PORTFOLIO
Beginning AUV                                         $   10.091
Ending AUV                                            $   10.653

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :
AMERICA' VALUE PORTFOLIO
Beginning AUV                                         $   10.097
Ending AUV                                            $   10.712

Ending number of AUs (000s)                                   --

GROWTH AND INCOME PORTFOLIO
Beginning AUV                                         $   10.115
Ending AUV                                            $   10.773

Ending number of AUs (000s)                                    1

----------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO
Beginning AUV                                         $   10.118
Ending AUV                                            $   11.232

Ending number of AUs (000s)                                    3

HIGH INCOME BOND PORTFOLIO
Beginning AUV                                         $   10.031
Ending AUV                                            $   10.430

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

LIMITED MATURITY BOND PORTFOLIO
Beginning AUV                                         $   10.008
Ending AUV                                            $   10.121

Ending number of AUs (000s)                                    7

MIDCAP GROWTH PORTFOLIO
Beginning AUV                                         $   10.126
Ending AUV                                            $   12.158

Ending number of AUs (000s)                                    1

PARTNERS PORTFOLIO
Beginning AUV                                         $   10.139
Ending AUV                                            $   12.048

Ending number of AUs (000s)                                   17

REGENCY PORTFOLIO
Beginning AUV                                         $   10.162
Ending AUV                                            $   11.682

Ending number of AUs (000s)                                   11

SOCIALLY RESPONSIVE PORTFOLIO
Beginning AUV                                         $   10.143
Ending AUV                                            $   11.232

Ending number of AUs (000s)                                    4

----------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
MONEY MARKET PORTFOLIO
Beginning AUV                                         $   10.001
Ending AUV                                            $   10.208

Ending number of AUs (000s)                                   88

REAL RETURN PORTFOLIO
Beginning AUV                                         $   10.001
Ending AUV                                            $   10.078

Ending number of AUs (000s)                                   17

SHORT TERM PORTFOLIO
Beginning AUV                                         $   10.001
Ending AUV                                            $   10.178

Ending number of AUs (000s)                                    9

TOTAL RETURN PORTFOLIO
Beginning AUV                                         $   10.020
Ending AUV                                            $   10.130

Ending number of AUs (000s)                                   49

----------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
CORE BOND PORTFOLIO (A)
Beginning AUV                                         $   10.000
Ending AUV                                            $   10.042

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
Beginning AUV                                         $   10.093
Ending AUV                                            $   10.588

Ending number of AUs (000s)                                    2

EUROPE PORTFOLIO
Beginning AUV                                         $   10.137
Ending AUV                                            $   11.003

Ending number of AUs (000s)                                   15

FUND PORTFOLIO
Beginning AUV                                         $   10.116
Ending AUV                                            $   10.946

Ending number of AUs (000s)                                    3

HIGH YIELD PORTFOLIO
Beginning AUV                                         $   10.032
Ending AUV                                            $   10.547

Ending number of AUs (000s)                                   67

MID CAP VALUE PORTFOLIO
Beginning AUV                                         $   10.125
Ending AUV                                            $   10.980

Ending number of AUs (000s)                                    1

----------------------------------------------------------------------

ROYCE CAPITAL FUND:
MICRO-CAP PORTFOLIO
Beginning AUV                                         $   10.134
Ending AUV                                            $   12.271

Ending number of AUs (000s)                                    6

SMALL-CAP PORTFOLIO
Beginning AUV                                         $   10.138
Ending AUV                                            $   11.269

Ending number of AUs (000s)                                   24

----------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND
Beginning AUV                                         $   10.135
Ending AUV                                            $   11.329

Ending number of AUs (000s)                                   61

--------------------------------------------------------------------------------

CLS ADVISORONE CLERMONT FUND
Beginning AUV                                         $   10.057
Ending AUV                                            $   10.600

Ending number of AUs (000s)                                   13

BANKING FUND
Beginning AUV                                         $   10.203
Ending AUV                                            $   10.667

Ending number of AUs (000s)                                    1

BASIC MATERIALS FUND
Beginning AUV                                         $   10.195
Ending AUV                                            $   11.203

Ending number of AUs (000s)                                    5

BIOTECHNOLOGY FUND
Beginning AUV                                         $   10.109
Ending AUV                                            $   12.253

Ending number of AUs (000s)                                    4

COMMODITIES FUND (B)
Beginning AUV                                         $   10.048
Ending AUV                                            $     9.662

Ending number of AUs (000s)                          -

CONSUMER PRODUCTS FUND
Beginning AUV                                         $   10.074
Ending AUV                                            $   10.136

Ending number of AUs (000s)                                   --

DYNAMIC DOW FUND
Beginning AUV                                         $   10.246
Ending AUV                                            $   10.758

Ending number of AUs (000s)                                    1

DYNAMIC OTC FUND
Beginning AUV                                         $   10.336
Ending AUV                                            $   12.765

Ending number of AUs (000s)                                   48

DYNAMIC S&P  500 FUND
Beginning AUV                                         $   10.238
Ending AUV                                            $   11.345

Ending number of AUs (000s)                                    8

DYNAMIC STRENGTHENING DOLLAR FUND (B)
Beginning AUV                                         $   10.121
Ending AUV                                            $   10.378

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

DYNAMIC WEAKENING DOLLAR FUND (B)
Beginning AUV                                         $    9.881
Ending AUV                                            $    9.685

Ending number of AUs (000s)                                   --

ELECTRONICS FUND
Beginning AUV                                         $   10.223
Ending AUV                                            $   12.182

Ending number of AUs (000s)                                    2

ENERGY FUND
Beginning AUV                                         $   10.134
Ending AUV                                            $   12.814

Ending number of AUs (000s)                                   --

ENERGY SERVICES FUND
Beginning AUV                                         $   10.193
Ending AUV                                            $   14.236

Ending number of AUs (000s)                                   22

EUROPE ADVANTAGE FUND
Beginning AUV                                         $   10.187
Ending AUV                                            $   10.970

Ending number of AUs (000s)                                    1

FINANCIAL SERVICES FUND
Beginning AUV                                         $   10.186
Ending AUV                                            $   11.257

Ending number of AUs (000s)                                   --

GOVERNMENT LONG BOND ADVANTAGE FUND
Beginning AUV                                         $    9.818
Ending AUV                                            $   10.050

Ending number of AUs (000s)                                   17

HEALTH CARE FUND
Beginning AUV                                         $   10.093
Ending AUV                                            $   10.914

Ending number of AUs (000s)                                    2

INTERNET FUND
Beginning AUV                                         $   10.316
Ending AUV                                            $   12.052

Ending number of AUs (000s)                                    1

INVERSE DYNAMIC DOW FUND
Beginning AUV                                         $    9.756
Ending AUV                                            $    9.255

Ending number of AUs (000s)                                   --

--------------------------------------------------------------------------------

INVERSE GOVERNMENT LONG BOND FUND
Beginning AUV                                         $   10.154
Ending AUV                                            $   10.019

Ending number of AUs (000s)                                   30

INVERSE MID-CAP FUND
Beginning AUV                                         $    9.867
Ending AUV                                            $    8.800

Ending number of AUs (000s)                                   --

INVERSE OTC FUND
Beginning AUV                                         $    9.835
Ending AUV                                            $    8.896

Ending number of AUs (000s)                                   25

INVERSE RUSSELL 2000 FUND
Beginning AUV                                         $    9.819
Ending AUV                                            $    8.734

Ending number of AUs (000s)                                   14

INVERSE S&P 500 FUND
Beginning AUV                                         $    9.890
Ending AUV                                            $    9.484

Ending number of AUs (000s)                                   10

JAPAN ADVANTAGE FUND
Beginning AUV                                         $   10.178
Ending AUV                                            $   13.508

Ending number of AUs (000s)                                   14

LARGE CAP GROWTH FUND
Beginning AUV                                         $   10.097
Ending AUV                                            $   10.589

Ending number of AUs (000s)                                    3

LARGE CAP VALUE FUND
Beginning AUV                                         $   10.156
Ending AUV                                            $   10.941

Ending number of AUs (000s)                                    7

LEISURE FUND
Beginning AUV                                         $   10.173
Ending AUV                                            $   10.174

Ending number of AUs (000s)                                   --

MID CAP ADVANTAGE FUND
Beginning AUV                                         $   10.203
Ending AUV                                            $   12.263

Ending number of AUs (000s)                                    3

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
Beginning AUV                                         $   10.127
Ending AUV                                            $   11.662

Ending number of AUs (000s)                                   19

MID-CAP VALUE FUND
Beginning AUV                                         $   10.144
Ending AUV                                            $   11.383

Ending number of AUs (000s)                                   15

NOVA FUND
Beginning AUV                                         $   10.181
Ending AUV                                            $   11.124

Ending number of AUs (000s)                                    4

OTC FUND
Beginning AUV                                         $   10.174
Ending AUV                                            $   11.493

Ending number of AUs (000s)                                  344

PRECIOUS METALS FUND
Beginning AUV                                         $   10.267
Ending AUV                                            $   14.551

Ending number of AUs (000s)                                   20

REAL ESTATE FUND
Beginning AUV                                         $   10.091
Ending AUV                                            $   11.182

Ending number of AUs (000s)                                    1

RETAILING FUND
Beginning AUV                                         $   10.137
Ending AUV                                            $   11.032

Ending number of AUs (000s)                                   --

RUSSELL 2000 ADVANTAGE FUND
Beginning AUV                                         $   10.286
Ending AUV                                            $   12.184

Ending number of AUs (000s)                                   --

SECTOR ROTATION FUND
Beginning AUV                                         $   10.150
Ending AUV                                            $   11.927

Ending number of AUs (000s)                                    4

SMALL-CAP GROWTH FUND
Beginning AUV                                         $   10.154
Ending AUV                                            $   11.386

Ending number of AUs (000s)                                    2

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
Beginning AUV                                         $   10.188
Ending AUV                                            $   11.245

Ending number of AUs (000s)                                    2

TECHNOLOGY FUND
Beginning AUV                                         $   10.109
Ending AUV                                            $   11.619

Ending number of AUs (000s)                                   --

TELECOMMUNICATIONS FUND
Beginning AUV                                         $   10.137
Ending AUV                                            $   11.393

Ending number of AUs (000s)                                   --

TRANSPORTATION FUND
Beginning AUV                                         $   10.197
Ending AUV                                            $   12.465

Ending number of AUs (000s)                                    4

U.S. GOVERNMENT MONEY MARKET FUND
Beginning AUV                                         $   10.001
Ending AUV                                            $   10.155

Ending number of AUs (000s)                                  901

UTILITIES FUND
Beginning AUV                                         $   10.061
Ending AUV                                            $   10.610

Ending number of AUs (000s)                                   12

----------------------------------------------------------------------

--------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO
Beginning AUV                                         $   10.140
Ending AUV                                            $   11.972

Ending number of AUs (000s)                                   --

GLOBAL TECHNOLOGY PORTFOLIO
Beginning AUV                                         $   10.134
Ending AUV                                            $   12.041

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO
Beginning AUV                                         $   10.175
Ending AUV                                            $   12.114

Ending number of AUs (000s)                                   31

----------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND
Beginning AUV                                         $    9.990
Ending AUV                                            $   10.061

Ending number of AUs (000s)                                   --

WORLDWIDE BOND FUND
Beginning AUV                                         $   10.024
Ending AUV                                            $    9.757

Ending number of AUs (000s)                                    2

--------------------------------------------------------------------------------

WORLDWIDE EMERGING MARKETS FUND
Beginning AUV                                         $   10.229
Ending AUV                                            $   13.005

Ending number of AUs (000s)                                   11

WORLDWIDE HARD ASSETS FUND
Beginning AUV                                         $   10.143
Ending AUV                                            $   14.701

Ending number of AUs (000s)                                   20

WORLDWIDE REAL ESTATE FUND
Beginning AUV                                         $   10.060
Ending AUV                                            $   12.563

Ending number of AUs (000s)                                   --

----------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
DISCOVERY FUND
Beginning AUV                                         $   10.259
Ending AUV                                            $   12.362

Ending number of AUs (000s)                                  --

OPPORTUNITY FUND
Beginning AUV                                         $   10.147
Ending AUV                                            $   11.446

Ending number of AUs (000s)                                    8


----------------------------------------------------------------------

a) Inception date July 15, 2005.

b) Inception date October 21, 2005.

--------------------------------------------------------------------------------

[This Page Intentionally Left Blank]

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0506) dated May 1, 2006 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

________________________________________________________________________________

                                   Sincerely,

________________________________________________________________________________
                                   (Signature)
--------------------------------------------------------------------------------



                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233









(C) 2006, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0506

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2006. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION                                                          B-3
General Information Regarding Jefferson National Life Insurance Company      B-3
Jefferson National Life Annuity Account G                                    B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-6

ADMINISTRATION                                                               B-6

ANNUITY PROVISIONS                                                           B-6

DISTRIBUTION                                                                 B-6

FINANCIAL STATEMENTS                                                         B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the

Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($4,500 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age
59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the

Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses insurance charges, if any, during both the accumulation phase and the annuity phase. The deduction of the insurance charges, if any, will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the subscription fee or contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY


================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                        CONTENTS
================================================================================

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT                            3-5

STATUTORY BASIS FINANCIAL STATEMENTS:
    Statements of admitted assets, liabilities and capital and surplus         6
    Statements of operations                                                   7
    Statements of changes in capital and surplus                               8
    Statements of cash flows                                                   9
    Notes to statutory basis financial statements                          10-41

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
    ON SUPPLEMENTAL MATERIAL                                                  42

SUPPLEMENTAL MATERIAL:
    Selected financial data                                                43-44
    Summary investment schedule
    Investment risk interrogatories

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT

Board of Directors of
  Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statement of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2005 or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2005, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ BDO Seidman, LLP

Certified Public Accountants

New York, New York
March 24, 2006

             Report of Independent Registered Public Accounting Firm

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheet of Jefferson National Life Insurance Company as of December 31, 2004, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.


/s/ Ernst & Young

New York, New York
March 28, 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2005            2004
--------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
  Bonds                                                    $   505,107     $   403,705
  Preferred stock                                               25,735          25,125
  Common stock                                                      68              --
  Policyholder loans                                            19,369          22,332
  Cash and short-term investments                                6,375         182,846
--------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                               556,654         634,008
Accrued investment income                                        6,284           5,489
Deferred taxes                                                   2,230           3,403
Amounts recoverable on reinsurance ceded                         1,380           1,291
Other admitted assets                                            6,709           4,423
Separate account assets                                      1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                $ 1,623,921     $ 1,699,318
======================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves                             $   537,133     $   603,646
  Claim reserves                                                 1,448           1,111
  Accounts payable and accrued expenses                            677           5,471
  Due to parent and affiliates                                   3,371           2,547
  Asset valuation reserve                                        4,923           4,045
  Interest maintenance reserve                                   3,968           5,779
  Transfers from separate accounts                             (25,050)        (31,170)
  Federal income tax payable                                       115             115
  Other liabilities                                              6,186           5,249
  Separate account liabilities                               1,050,664       1,050,704
--------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                      1,583,435       1,647,497
--------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and outstanding          5,009           5,009
  Paid-in surplus                                                8,991           8,991
  Unassigned surplus                                            17,854          21,560
  Special surplus funds                                          8,632          16,261
--------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                 40,486          51,821
--------------------------------------------------------------------------------------
                                                           $ 1,623,921     $ 1,699,318
======================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                      2005          2004
--------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations             $ 106,438     $  92,457
  Net investment income                                    28,340        32,775
  Reserve adjustment on reinsurance ceded                 (11,402)           --
  Commission and expense allowances on reinsurance
    ceded                                                  12,860        16,989
  Amortization of interest maintenance reserve              1,815         1,893
  Fee income                                                5,007         4,761
  Other revenues                                           13,701        14,935
--------------------------------------------------------------------------------
        TOTAL REVENUES                                    156,759       163,810
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Death and disability benefits                               753            96
  Annuity and surrender benefits                          181,869       203,516
  Decrease in policy and contract reserves                 (4,572)      (11,800)
  Other benefits                                            5,939         4,417
  Commissions                                              10,985         9,191
  General and administrative expenses                      20,701        26,652
  Taxes, licenses and fees                                   (852)        1,104
  Net transfers from separate accounts                    (56,485)      (79,254)
  Other expenses                                              427           666
--------------------------------------------------------------------------------
        TOTAL BENEFITS AND EXPENSES                       158,765       154,588
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL
          INCOME TAXES (BENEFITS) AND NET REALIZED
          CAPITAL GAINS                                    (2,006)        9,222
FEDERAL INCOME TAXES (BENEFITS)                              (704)        5,805
--------------------------------------------------------------------------------
        GAIN (LOSS) FROM OPERATIONS BEFORE NET
          REALIZED CAPITAL GAINS                           (1,302)        3,417
NET REALIZED CAPITAL GAINS, NET OF TRANSFERS TO IMR           354         2,809
--------------------------------------------------------------------------------
NET INCOME (LOSS)                                       $    (948)    $   6,226
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                           2005         2004
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                        $ 51,821     $ 55,525
-----------------------------------------------------------------------------------
Adjustments to surplus:
  Net income (loss)                                               (948)       6,226
  Change in net unrealized capital gains (losses)                  (15)          19
  Change in deferred income tax                                  5,773        3,289
  Change in nonadmitted assets                                  (7,638)      (3,572)
  Change in asset valuation reserve                               (878)        (569)
  Change in surplus as a result of reinsurance, net of tax      (7,629)      (9,097)
-----------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                               (11,335)      (3,704)
-----------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                              $ 40,486     $ 51,821
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                          2005          2004
-----------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                     $ 104,384     $  92,251
  Net investment income                                        29,332        35,545
  Miscellaneous income                                         24,324        22,092
-----------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                                 158,040       149,888
-----------------------------------------------------------------------------------
  Benefit and loss related payments                           259,437       207,781
  Net transfers to separate accounts                          (62,606)      (82,619)
  Commissions, expenses paid and aggregate write-ins
    for deductions                                             36,956        31,549
  Federal and foreign income taxes received                      (704)       (4,359)
-----------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                         233,083       152,352
-----------------------------------------------------------------------------------
        NET CASH USED IN OPERATING ACTIVITIES                 (75,043)       (2,464)
-----------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks                                          264,419       317,509
    Mortgage loans                                                 --        18,266
    Miscellaneous proceeds                                         95           198
-----------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                             264,514       335,973
  Cost of investments in bonds and stocks acquired           (368,173)     (164,461)
  Net decrease in policy loans                                  2,959           512
-----------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN) INVESTING
          ACTIVITIES                                         (100,700)      172,024
-----------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Net deposit-type contract fund and other liabilities       (2,602)       (4,179)
    Other cash applied                                          1,874        (3,339)
-----------------------------------------------------------------------------------
        NET CASH USED IN FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                                  (728)       (7,518)
-----------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                (176,471)      162,042
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                           182,846        20,804
-----------------------------------------------------------------------------------
  End of year                                               $   6,375     $ 182,846
===================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

1.  ORGANIZATION        Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument  Advisor.  In 2004 and 2005,  the Company  also
                        offered term life insurance products.  In December 2005,
                        Inviva, Inc., the Company's ultimate Parent, changed its
                        strategy to focus entirely on its annuity  business.  As
                        such, the Company's in-force life insurance business has
                        been marketed for a bulk reinsurance transaction,  and a
                        definitive  agreement with a leading U.S. life reinsurer
                        has  been   executed.   This  agreement  is  subject  to
                        customary regulatory approval.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected.

                        In 2002, the Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company.

2. BASIS OF             The  statutory  basis  financial  statements  have  been
   PRESENTATION         prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2005 and 2004 is as follows:

                                                            Net income (loss)       Capital and surplus
                                                        ---------------------     ---------------------
                                                               Year ended
                                                              December 31,              December 31,
                                                        ---------------------     ---------------------
                                                            2005         2004         2005         2004
                        -------------------------------------------------------------------------------
                        Statutory amounts               $   (948)    $  6,226     $ 40,486     $ 51,821
                        Add (deduct) adjustments:
                           Investments                    (2,334)      (6,402)      10,657       26,128
                           Deferred Acquisition
                              Costs and Valuation
                              of Business
                              Acquired                      (374)      (4,356)      57,162       49,535
                           Goodwill and other
                              intangibles                 (5,738)          --        2,287       11,200
                           Nonadmitted assets                 --           --          867          369
                           Policy reserves                11,414        1,061      (29,148)     (40,564)
                           Deferred taxes                 (4,084)          --        2,932        1,551
                           Ceding commissions             (7,445)     (13,997)          --           --
                           Other                          (1,226)       5,279       (1,378)        (526)
                        -------------------------------------------------------------------------------
                        GAAP-basis amounts              $(10,735)    $(12,189)    $ 83,865     $ 99,514
                        ===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

3.  SUMMARY OF          INVESTMENTS
    SIGNIFICANT
    ACCOUNTING          BONDS - Bonds  not  in  default  are generally stated at
    POLICIES            amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Certain variable annuity contracts of the Company contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2005, and no additional reserves were required as a result of this analysis.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                        RECLASSIFICATIONS

                        Certain  2004  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2005 presentation.

4.  INVESTMENTS         FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:

                                                                       Gross unrealized           NAIC
                                                      Amortized    -----------------------       market
                                                         cost        Gains         Losses         value
                        --------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury              $  17,286    $     189     $     (70)    $  17,405
                           States and political
                              subdivisions               12,425          424          (163)       12,686
                           Foreign governments            2,290           50           (15)        2,325
                           Corporate bonds              326,960        4,870        (6,487)      325,343
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies            99,726          975          (796)       99,905
                                  Corporate              46,420           10        (1,009)       45,421
                        --------------------------------------------------------------------------------
                                                        505,107        6,518        (8,540)      503,085
                        Preferred stock                  25,735          868            --        26,603
                        --------------------------------------------------------------------------------
                        Total                         $ 530,842    $   7,386     $  (8,540)    $ 529,688
                        ================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2004 are as follows:

                                                                      Gross unrealized           NAIC
                                                     Amortized    -----------------------       market
                                                        cost        Gains         Losses        value
                        -------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury             $  13,292    $     515     $     (26)    $  13,781
                           States and political
                              subdivisions              12,775          295           (99)       12,971
                           Foreign governments             636            5            --           641
                           Corporate bonds             253,401       10,101          (898)      262,604
                           Mortgage-backed
                              securities:
                                  U.S. government
                                     agencies           95,372        2,490           (56)       97,806
                                  Corporate             28,229          152           (16)       28,365
                        -------------------------------------------------------------------------------
                                                       403,705       13,558        (1,095)      416,168
                        Preferred stock                 25,125          701            --        25,826
                        -------------------------------------------------------------------------------
                        Total                        $ 428,830    $  14,259     $  (1,095)    $ 441,994
                        ===============================================================================

                        As of December 31, 2005 and 2004, the Company had fixed maturity securities with a statement value of $11,563 and $11,758, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2005 are as follows:

                                                              Amortized   NAIC market
                                                                 cost         value
                        -------------------------------------------------------------
                        Due in one year or less               $ 10,995      $ 11,169
                        Due after one year through five
                           years                               144,840       143,579
                        Due after five years through ten
                           years                               127,020       126,674
                        Due after ten years                    107,785       107,148
                        Mortgage-backed securities             114,467       114,515
                        -------------------------------------------------------------
                        Total                                 $505,107      $503,085
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                                  2005          2004
                        ------------------------------------------------------------
                        Bonds                                 $    358      $  8,485
                        Preferred stocks                            --           551
                        Mortgage loans                              --            45
                        ------------------------------------------------------------
                           Net realized capital gains              358         9,081
                        Transfer to IMR                             (4)       (6,272)
                        ------------------------------------------------------------
                           Net realized capital gains         $    354      $  2,809
                        ============================================================

                        In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. For the years ended December 31, 2005 and 2004, proceeds from the sales of fixed maturity securities were $77,206 and $309,818, respectively.

                        At December 31, 2005 and 2004, there were writedowns of $95 and $-0-, respectively.

                        At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds of $33,052 and $23,608, respectively, with an aggregate fair value of $31,203 and $24,386, respectively. Those holdings amounted to 6.5% and 5.8% of the Company's investments in bonds at December 31, 2005 and 2004, respectively, and 2.0% and 1.4% of the Company's total admitted assets at December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2005 and 2004, including accrual of discount and amortization of premiums, arose from the following sources:

                                                               2005        2004
                        -------------------------------------------------------
                        Bonds                              $ 25,694    $ 30,791
                        Preferred stocks                        693         624
                        Mortgage loans on real estate            --         377
                        Policy loans                          1,630       1,377
                        Cash and short-term investments       1,427         645
                        Miscellaneous investment
                          income                                101          54
                        -------------------------------------------------------
                             Total gross investment
                                income                       29,545      33,868
                        Investment expense                   (1,205)     (1,093)
                        -------------------------------------------------------
                        Net investment income              $ 28,340    $ 32,775
                        =======================================================

                        There was no accrued investment income excluded from surplus during 2005 and 2004.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Unrealized losses on fixed maturity securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2005 and 2004 follows:

                        DECEMBER 31, 2005
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -    12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  3,863    $    (14)    $  1,525    $    (56)    $  5,388    $    (70)
                           States and political
                             subdivisions             1,900         (98)       1,132         (65)       3,032        (163)
                           Foreign government           769         (15)          --          --          769         (15)
                           Corporate bonds          200,770      (4,901)      15,003      (1,586)     215,773      (6,487)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies           52,166        (675)       3,300        (121)      55,466        (796)
                                Corporate            39,877        (878)       5,077        (131)      44,954      (1,009)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $299,345    $ (6,581)    $ 26,037    $ (1,959)    $325,382    $ (8,540)
                        ==================================================================================================

                        DECEMBER 31, 2004
                        -------------------------------------------------------------------------------------------------
                                                    Less than 12 months -     12 months or more -
                                                          at a loss                at a loss                 Total
                                                   ----------------------   ----------------------   ---------------------
                                                      NAIC                    NAIC                     NAIC
                                                     market    Unrealized    market    Unrealized     market    Unrealized
                                                     value       losses      value       losses       value       losses
                        --------------------------------------------------------------------------------------------------
                        Fixed maturities:
                           U.S. Treasury           $  1,565    $    (26)    $     --    $     --     $  1,565    $    (26)
                           States and political
                             subdivisions                --          --        5,418         (99)       5,418         (99)
                           Corporate bonds           29,591        (263)       9,448        (635)      39,039        (898)
                           Mortgage-backed
                              securities:
                                U.S. government
                                  agencies            4,405         (38)         237         (18)       4,642         (56)
                                Corporate            10,525         (16)          --          --       10,525         (16)
                        --------------------------------------------------------------------------------------------------
                        Total debt securities      $ 46,086    $   (343)    $ 15,103    $   (752)    $ 61,189    $ (1,095)
                        ==================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

5.  POLICY AND CLAIM    As  of  December  31, 2005  and  2004, the  Company  had
    RESERVES            $3,820,598 and $3,323,037,  respectively,  of individual
                        and group life insurance in force. On $297,928 and $183,345 of insurance in force as of December 31, 2005 and 2004, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,180 and $1,093 at December
                        31, 2005 and 2004, respectively.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $907,291          $ 25,879          $ 16,016
                        GMIB                    10,086                65                48
                        GMWB                     4,199                20                --
                        ======================================================================

                        At December 31, 2004, the Company had the following with guaranteed benefits:

                        Benefit and type      Subjected                           Reinsurance
                             of risk        account value     Gross reserve     reserve credit
                        ----------------------------------------------------------------------
                        GMDB                  $951,989          $ 26,739          $ 17,182
                        GMIB                     6,731                43                39
                        GMWB                     2,182                 4                --
                        ======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2005 and 2004 is as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                                                              (in the event of death)
                        Return of net deposit:
                           Account value                      $422,925       $425,883
                           Net amount at risk                   43,563         52,185
                           Average attained age of
                              contract holders                      50             50
                        Return of net deposits plus a
                          minimum return                       469,193        509,881
                        Net amount at risk                     223,666        244,706
                        Average attained age of contract
                          holders                                   58             56
                        Guaranteed minimum return                    5%             5%
                        Highest specified anniversary
                          account value minus:
                             Withdrawals post
                               anniversary:
                                  Account value                 15,172         16,225
                                  Net amount at risk             2,172          2,603
                                  Average attained age
                                     of contract holders            59             58
                        =============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $8,795 and $6,731 at December 31, 2005 and 2004, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurringsurrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances   attributable  to  variable
                        annuity contracts with guarantees at December 31, 2005 and 2004 are as follows:

                                                                   2005           2004
                        --------------------------------------------------------------
                        Asset type:
                           Domestic equity                     $603,288       $607,734
                           International equity                  24,234         47,401
                           Bonds                                 81,931         91,111
                           Balanced bond/equity                  36,883         40,098
                        --------------------------------------------------------------
                               Total                            746,336        786,344
                        Money market                             59,172         60,300
                        --------------------------------------------------------------
                               Total                           $805,508       $846,644
                        ==============================================================
                        Percent of total variable annuity
                          separate account values                  76.7%          80.6%
                        ==============================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        At December 31, 2005, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                   2005
                                                                        --------------------------
                                                                           Amount       % of total
                        --------------------------------------------------------------------------
                        A. Subject to discretionary withdrawal:
                           1. With market value adjustment              $1,025,272         63.0%
                           2. At book value less current surrender
                                charge of 5% or more                        89,513          5.5
                           3. At fair value                                     --           --
                        --------------------------------------------------------------------------
                           4. Total with adjustment or at fair
                                value                                    1,114,785         68.5
                           5. At book value without adjustment
                                (minimal or no charge or
                                adjustment)                                461,819         28.4
                        B. Not subject to discretionary withdrawal          50,155          3.1
                        --------------------------------------------------------------------------
                        C. Total (gross: direct + assumed)               1,626,759        100.0
                        D. Reinsurance ceded                                75,976           --
                        --------------------------------------------------------------------------
                        E. Total (net) (C)-(D)                          $1,550,783        100.0%
                        ==========================================================================

6.  FAIR VALUES OF      The  estimated fair values of financial instruments have
    FINANCIAL           been  determined by  using available  market information
    INSTRUMENTS         and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $505,107     $503,085
                        Preferred stocks                      25,735       26,603
                        Common stocks                             68           68
                        Cash and short-term investments        6,375        6,375
                        Policy loans                          19,369       19,369
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $537,133     $535,092
                        ==========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:

                                                            Carrying
                                                              value     Fair value
                        ----------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                               $403,705     $416,168
                        Preferred stocks                      25,125       25,826
                        Cash and short-term investments      182,846      182,846
                        Policy loans                          22,332       22,332
                        ==========================================================
                        LIABILITIES
                        Policy and contract reserves        $603,646     $594,584
                        ==========================================================

                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

7.  REINSURANCE         In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $420,325 and $431,243 for
                        the   years   ended   December   31,   2005  and   2004,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        During 2004, the Company began to issue simplified-issue term life business. The Company retains between 20% to 30% of the risk. The risk is reinsured on both a coinsurance and modified coinsurance basis.

                        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $14,288 and $15,509 of its $20,181 and $20,945, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2005 and 2004.

                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2005 and 2004 were approximately $30 and $158, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2005 and 2004, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                  2005           2004
                        -------------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                           $  50,366      $  42,389
                        Policyholder benefits                   47,092         44,362
                        Change in insurance and annuity
                          reserves                             (20,935)       (26,892)
                        Policy and contract reserves           489,269        463,491
                        =============================================================

                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2005 and 2004. During 2005 and 2004, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2005 and 2004 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $592 and $336 as of December 31, 2005 and 2004,
                        respectively):

                        YEAR ENDED DECEMBER 31,             2005            2004
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums               $  8,567        $ 10,351
                          Reinsurance ceded                8,567          10,351
                        --------------------------------------------------------
                             Total premiums             $     --        $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums               $147,645        $124,159
                          Reinsurance ceded               41,799          32,038
                        --------------------------------------------------------
                             Total premiums             $105,846        $ 92,121
                        ========================================================

                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8.  COMMITMENTS AND     Various  lawsuits against  the Company  may arise in the
    CONTINGENCIES       ordinary  course of the Company's  business.  Contingent
                        liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                        As of  December  31,  2005 and  2004,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $1,800 and $398, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

9.  FEDERAL INCOME      Current  income  taxes  incurred  for  the  years  ended
    TAXES               December  31,  2005 and 2004  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,                2005         2004
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income             $    --      $    --
                        Prior year overaccrual of tax          (704)         906
                        Ceding commission                        --        4,899
                        --------------------------------------------------------
                        Current income taxes incurred       $  (704)     $ 5,805
                        ========================================================

                        As of December 31, 2005, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2005 and 2004 are as follows:

                        DECEMBER 31,                           2005         2004
                        --------------------------------------------------------
                        Gross deferred tax asset            $43,141      $37,625
                        Gross deferred tax liabilities           --          257
                        --------------------------------------------------------
                                                             43,141       37,368
                        Less: Nonadmitted deferred tax
                                asset                        40,911       33,965
                        --------------------------------------------------------
                        Net deferred tax asset              $ 2,230      $ 3,403
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                $ 6,946      $ 3,348
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2005 and 2004 are as follows:

                                                                   2005        2004      Change
                        -----------------------------------------------------------------------
                        DTAs resulting from book./tax
                          differences in:
                            Net operating loss carryforward     $11,866     $ 2,477     $ 9,389
                            Capital loss carryforward            10,914      12,919      (2,005)
                            Insurance reserves                    3,199       4,959      (1,760)
                            Section 807(f) reserve basis
                                change                           10,674      12,199      (1,525)
                            Proxy DAC                             4,951       4,469         482
                            Investments                           1,296          --       1,296
                            Other                                   241         602        (361)
                        -----------------------------------------------------------------------
                        Gross DTAs                              $43,141     $37,625     $ 5,516
                        =======================================================================
                        Nonadmitted DTAs                        $40,911     $33,965     $ 6,946
                        =======================================================================
                        DTLs resulting from book./tax
                          differences in:
                            Investments                         $    --     $   257     $   257
                            Other                                    --          --          --
                        -----------------------------------------------------------------------
                        Gross DTLs                              $    --     $   257     $   257
                        =======================================================================
                        Net admitted deferred tax assets        $ 2,230     $ 3,403     $(1,173)
                        =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        The significant book to tax differences in 2005 are as follows:

                                                                    100%            35%
                        --------------------------------------------------------------
                        Statutory loss before taxes            $ (2,006)      $   (702)
                        Net realized capital gains                  354            124
                        --------------------------------------------------------------
                              Total pre-tax statutory loss       (1,652)          (578)
                        --------------------------------------------------------------
                        Reinsurance ceding
                           commission                            (7,445)        (2,605)
                        Amounts related to prior years -
                           current                               (2,011)          (704)
                        IMR/AVR                                  (1,815)          (635)
                        Fines and penalties                          81             28
                        Amounts related to prior years -
                           deferred                              (5,661)        (1,981)
                        --------------------------------------------------------------
                              Total adjustments                 (16,851)        (5,898)
                        --------------------------------------------------------------
                        Taxable loss from operations           $(18,503)      $ (6,476)
                        ==============================================================
                        Federal statutory income taxes                        $    704
                        Change in net deferred income
                           tax                                                  (5,773)
                        --------------------------------------------------------------
                        Total statutory income tax                            $ (6,477)
                        ==============================================================

                        As of December 31, 2005 and 2004, the Company had operating loss carryforwards of approximately $33,900 and $7,100, respectively, which begin to expire in 2018. As of December 31, 2005 and 2004, the Company capital loss carryforwards of had approximately $31,200 and $36,900, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

10. RELATED PARTY       The  Company has  a service  agreement with Inviva, Inc,
    TRANSACTIONS        which covers certain general and administrative expenses
                        and taxes, licenses and fees. During 2005 and 2004, operating expenses of $19,587 and $19,119, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations.
                        The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2005 and 2004 under these agreements was $5,022 and $5,821, respectively.

                        40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc.) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $-0- and $42 in 2005 and 2004, respectively. This agreement was terminated in March 2004.

                        The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2005 and 2004, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

11. SEPARATE ACCOUNTS   Separate  account assets and related policy  liabilities
                        represent the segregation of funds deposited by variable
                        annuity policyholders. Policyholders bear the investment
                        performance   risk  associated  with  these   annuities.
                        Separate account assets are invested at the direction of
                        the policyholders,  primarily in mutual funds.  Separate
                        account   assets  are   reported  at  fair  value  based
                        primarily on quoted market prices.

                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                         2005                        2004
                        ------------------------------------------------------------------------------------------
                                                               Separate                    Separate
                                                               accounts        Non-        accounts        Non-
                                                                 with       guaranteed       with       guaranteed
                                                              guarantees     separate     guarantees     separate
                                                              nonindexed     accounts     nonindexed     accounts
                        ------------------------------------------------------------------------------------------
                        Premiums, deposits and other
                           considerations                     $       --    $   91,153    $       --    $   64,379
                        ==========================================================================================
                        For accounts with assets at market
                           value                              $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================
                        Reserves for separate accounts by
                           withdrawal characteristics:
                              Subject to discretionary
                                withdrawal:
                                   With market value
                                      adjustment              $    1,240    $       --    $    1,406    $       --
                                   At market value                    --     1,020,855            --     1,014,927
                              Not subject to discretionary
                                withdrawal                            --         3,639            --         3,201
                        ------------------------------------------------------------------------------------------
                              Total separate account
                                liabilities                   $    1,240    $1,024,494    $    1,406    $1,018,128
                        ==========================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2005 and 2004 are as follows:

                        YEAR ENDED DECEMBER 31,                 2005           2004
                        -----------------------------------------------------------
                        Transfers to separate accounts     $  91,124      $  64,467
                        Transfers from separate
                          accounts                           148,470        143,721
                        -----------------------------------------------------------
                        Net transfers from separate
                          accounts                         $ (57,346)     $ (79,254)
                        ===========================================================

12. EMPLOYEE BENEFITS   The Company  provides  certain life insurance and health
                        care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $703 and $726 at December 31, 2005 and 2004, respectively, and included in general expenses due and accrued. The expenses for these plans were ($22) and $98 at December
                        31, 2005 and 2004, respectively.

13. CAPITAL AND         The maximum amount of dividends which can be paid by the
    SURPLUS             State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2005 was $1,302. Statutory surplus with regards to policyholders as of December 31, 2005 was $40,486. The maximum dividend payout which may be made without prior approval in 2006 is $4,049.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets its RBC requirements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS' REPORT
  ON SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.


/s/ BDO Seidman, LLP
Certified Public Accountants

New York, New York
March 24, 2006

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
-------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     903
   Other bonds (unaffiliated)                                            24,791
   Preferred stocks (unaffiliated)                                          693
   Mortgage loans on real estate                                             --
   Policy loans                                                           1,630
   Cash and short-term investments                                        1,427
   Miscellaneous investment income                                          101
-------------------------------------------------------------------------------
       GROSS INVESTMENT INCOME                                        $  29,545
===============================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity--statement value:
     Due within one year or less                                      $  43,189
     Over 1 year through 5 years                                        218,663
     Over 5 years through 10 years                                      161,137
     Over 10 years through 20 years                                      32,540
     Over 20 years                                                       49,578
-------------------------------------------------------------------------------
       TOTAL BY MATURITY                                              $ 505,107
===============================================================================

   Bonds by class--statement value:
     Class 1                                                          $ 380,572
     Class 2                                                             91,483
     Class 3                                                             10,653
     Class 4                                                             14,541
     Class 5                                                              7,612
     Class 6                                                                246
-------------------------------------------------------------------------------
       TOTAL BY CLASS                                                 $ 505,107
===============================================================================

Total bonds publicly traded                                           $ 475,160
Total bonds privately placed                                             39,620

Preferred stocks--statement value                                        25,735
Short-term investments--book value                                        9,672
Cash on deposit                                                          (3,297)
===============================================================================

LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $ 361,756
===============================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2005
----------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                                   $  104,593
   Group life                                                                         31

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable          8,872
   Ordinary - involving life contingencies - amount of income payable              5,829
   Group - not involving life contingencies - amount of income payable               794
   Group - involving life contingencies - amount of income payable                   731

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                         1,498
      Deferred - fully paid account balance                                       31,047
      Deferred - not fully paid -account balance                               1,465,402
========================================================================================

                    ANNUAL STATEMENT FOR THE YEAR 2005 OF THE
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Admitted Assets as Reported
                                                                              Gross Investment Holdings    in the Annual Statement
                                                                              -------------------------  ---------------------------
                                                                                    1             2             3            4
                               Investment Categories                             Amount      Percentage      Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1. Bonds:
    1.1 U.S. Treasury securities ..........................................    15,907,456        2.843     15,907,456      2.843
    1.2 U.S. government agency obligations (excluding
        mortgage-backed securities):
        1.21 Issued by U.S. government agencies ...........................                      0.000                     0.000
        1.22 Issued by U.S. government sponsored agencies .................     1,379,013        0.246      1,379,013      0.246
    1.3 Foreign government (including Canada, excluding
        mortgaged-backed securities) ......................................     2,290,378        0.409      2,290,378      0.409
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the U.S.:
        1.41 States, territories and possessions general obligations ......                      0.000                     0.000
        1.42 Political subdivisions of states, territories and
             possessions and political subdivisions general obligations ...                      0.000                     0.000
        1.43 Revenue and assessment obligations ...........................    12,424,923        2.220     12,424,923      2.221
        1.44 Industrial development and similar obligations ...............                      0.000                     0.000
    1.5 Mortgage-backed securities (includes residential and
        commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ...........................    13,769,812        2.461     13,769,812      2.461
             1.512 Issued or guaranteed by FNMA and FHLMC .................    75,906,202       13.565     75,906,202     13.566
             1.513 All other ..............................................                      0.000                     0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA ........    10,049,519        1.796     10,049,519      1.796
             1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                   agencies shown in Line 1.521 ...........................    43,913,196        7.848     43,913,196      7.848
             1.523 All other ..............................................                      0.000                     0.000
 2. Other debt and other fixed income securities (excluding short-term):
    2.1 Unaffiliated domestic securities (includes credit
        tenant loans rated by the SVO) ....................................   295,392,585       52.790    295,392,585     52.792
    2.2 Unaffiliated foreign securities ...................................    34,074,080        6.089     34,074,080      6.090
    2.3 Affiliated securities .............................................                      0.000                     0.000
 3. Equity interests:
    3.1 Investments in mutual funds .......................................                      0.000                     0.000
    3.2 Preferred stocks:
        3.21 Affiliated ...................................................                      0.000                     0.000
        3.22 Unaffiliated .................................................    25,735,228        4.599     25,735,228      4.599
    3.3 Publicly traded equity securities (excluding preferred stocks):
        3.31 Affiliated ...................................................                      0.000                     0.000
        3.32 Unaffiliated .................................................        67,598        0.012         67,598      0.012
    3.4 Other equity securities:
        3.41 Affiliated ...................................................                      0.000                     0.000
        3.42 Unaffiliated .................................................             1        0.000              1      0.000
    3.5 Other equity interests including tangible personal
        property under lease:
        3.51 Affiliated ...................................................                      0.000                     0.000
        3.52 Unaffiliated .................................................                      0.000                     0.000
 4. Mortgage loans:
    4.1 Construction and land development .................................                      0.000                     0.000
    4.2 Agricultural ......................................................                      0.000                     0.000
    4.3 Single family residential properties ..............................                      0.000                     0.000
    4.4 Multifamily residential properties ................................                      0.000                     0.000
    4.5 Commercial loans ..................................................                      0.000                     0.000
    4.6 Mezzanine real estate loans .......................................                      0.000                     0.000
 5. Real estate investments:
    5.1 Property occupied by the company ..................................                      0.000                     0.000
    5.2 Property held for the production of income (including
        $______________ of property acquired in satisfaction of
        debt) .............................................................                      0.000                     0.000
    5.3 Property held for sale (including $_____________
        property acquired in satisfaction of debt) ........................                      0.000                     0.000
 6. Contract loans ........................................................    19,383,594        3.464     19,368,607      3.462
 7. Receivables for securities ............................................     2,887,525        0.516      2,887,525      0.516
 8. Cash, cash equivalents and short-term investments .....................     6,375,499        1.139      6,375,499      1.139
 9. Other invested assets .................................................                      0.000                     0.000
                                                                             -------------------------------------------------------
10. Total invested assets                                                     559,556,609      100.000    559,541,622    100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2005
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville, KY 40223
NAIC Group Code 3381                                     NAIC Company Code 64017
           Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U. S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

    1.    Reporting entity's total admitted assets as reported on Page 2 of this annual statement. ..............   $573,256,767

    2.    Ten largest exposures to a single issuer/borrower/investment.

                     1                                         2                              3                    4
                                                                                                          Percentage of Total
                   Issuer                            Description of Exposure                Amount          Admitted Assets
          ------------------------------        --------------------------------         -----------      -------------------
    2.01  Investors Guaranty Assurance          Preferred Stock                          $25,000,000              4.4%
    2.02  Bear Stearns Comm Mtge Sec            CMO                                      $ 9,497,222              1.7%
    2.03  General Electric Capital Corp         Issuer Obligation                        $ 8,418,752              1.5%
    2.04  LB-UBC Comm Mtge Trust                CMO                                      $ 8,362,619              1.5%
    2.05  Citigroup Inc                         Issuer Obligation                        $ 7,496,189              1.3%
    2.06  JP Morgan Chase & Co                  Issuer Obligation                        $ 6,471,547              1.1%
    2.07  Fifth Third Bank                      Money Market                             $ 6,125,435              1.1%
    2.08  Residential Asset Mortgage Inc        Mortgage Backed Securities               $ 4,970,739              0.9%
    2.09  Conseco Funding LTD                   CBO                                      $ 4,863,128              0.8%
    2.10  Wachovia Bank Comm Mtge Tr            CMO                                      $ 4,821,243              0.8%

    3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

             Bonds                  1                   2                   Preferred Stocks            3                    4
    ---------------------     ------------            -----                 ----------------      ------------            ------
    3.01  NAIC-1              $390,244,189            68.1%           3.07  P/RP-1                $    125,228              0.0%
    3.02  NAIC-2              $ 91,483,283            16.0%           3.08  P/RP-2                $    610,000              0.1%
    3.03  NAIC-3              $ 10,653,302             1.9%           3.09  P/RP-3                $ 25,000,000              4.4%
    3.04  NAIC-4              $ 14,541,221             2.5%           3.10  P/RP-4                $                         0.0%
    3.05  NAIC-5              $  7,611,874             1.3%           3.11  P/RP-5                $                         0.0%
    3.06  NAIC-6              $    245,501             0.0%           3.12  P/RP-6                $                         0.0%


    4.    Assets held in foreign investments:
    4.01  Are assets held in foreign investments less than 2.5% of the reporting entity's
          total admitted assets? .............................................................                    Yes |_| No |X|
    4.02  Total admitted assets held in foreign investments ..................................    $ 28,746,943              5.0%
    4.03  Foreign-currency-denominated investments ...........................................    $                         0.0%
    4.04  Insurance liabilities denominated in that same foreign currency ....................    $                         0.0%
          If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    5.01  Countries rated NAIC-1 ...............................................     $ 27,089,141                       4.7%
    5.02  Countries rated NAIC-2 ...............................................     $  1,504,985                       0.3%
    5.03  Countries rated NAIC-3 or below ......................................     $    132,816                       0.0%

     6.   Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    6.01  Country: Cayman Islands ..............................................     $  6,861,187                       1.2%
    6.02  Country: United Kindom ...............................................     $  5,123,935                       0.9%
          Countries rated NAIC - 2:
    6.03  Country: Mexico ......................................................     $  1,504,985                       0.3%
    6.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    6.05  Country: Marshall Islands ............................................     $    132,816                       0.0%
    6.06  Country: .............................................................     $                                  0.0%

                                                                                           1                             2
                                                                                     ------------                  ------------
     7.   Aggregate unhedged foreign currency exposure .........................     $                                  0.0%

     8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
    8.01  Countries rated NAIC-1 ...............................................     $                                  0.0%
    8.02  Countries rated NAIC-2 ...............................................     $                                  0.0%
    8.03  Countries rated NAIC-3 or below ......................................     $                                  0.0%

     9.   Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                           1                             2
                                                                                     ------------                  ------------
          Countries rated NAIC - 1:
    9.01  Country: .............................................................     $                                  0.0%
    9.02  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 2:
    9.03  Country: .............................................................     $                                  0.0%
    9.04  Country: .............................................................     $                                  0.0%
          Countries rated NAIC - 3 or below:
    9.05  Country: .............................................................     $                                  0.0%
    9.06  Country: .............................................................     $                                  0.0%

    10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                             1                                      2                     3                              4
                           Issuer                             NAIC Rating
          ----------------------------------------------------------------------     -----------                   ------------
   10.01  Conseco Funding Ltd                          2                             $ 4,863,128                        0.8%
   10.02  RAS Laffan Liq Nat Gas                       1                             $ 3,087,636                        0.5%
   10.03  FBG Finance LTD                              2                             $ 2,991,556                        0.5%
   10.04  British Telecom PLC                          1                             $ 2,171,491                        0.4%
   10.05  Deutsche Telekom                             1                             $ 2,108,335                        0.4%
   10.06  France Telekom                               1                             $ 2,001,638                        0.3%
   10.07  Yorkshire Power Finance                      2                             $ 1,998,059                        0.3%
   10.08  Vodafone Group                               1                             $ 1,832,697                        0.3%
   10.09  Philips Electronics                          2                             $ 1,554,579                        0.3%
   10.10  United Mexican States                        2                             $ 1,504,985                        0.3%


                                     285.1

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
          Canadian currency exposure:
   11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ..  Yes |X| No |_|

          If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                           1                             2
                                                                                     ------------                  ------------
   11.02  Total admitted assets held in Canadian investments ...................     $                                  0.0%
   11.03  Canadian-currency-denominated investments ............................     $                                  0.0%
   11.04  Canadian-denominated insurance liabilites ............................     $                                  0.0%
   11.05  Unhedged Canadian currency exposure ..................................     $                                  0.0%

    12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

   12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
          entity's total admitted assets? ..........................................................................  Yes |X| No |_|

          If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   12.02  Aggregate statement value of investments with contractual sales
          restrictions .........................................................     $                                  0.0%
          Largest 3 investments with contractual sales restrictions:
   12.03  ......................................................................     $                                  0.0%
   12.04  ......................................................................     $                                  0.0%
   12.05  ......................................................................     $                                  0.0%

    13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

   13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ......  Yes |_| No |X|

          If responseto 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                         1                                                 2                             3
                                  Name of Issuer
          ----------------------------------------------------------------------     ------------                  ------------
   13.02  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   13.03  SLM Corp .............................................................     $    250,000                       0.0%
   13.04  Principal Financial Group ............................................     $    180,000                       0.0%
   13.05  Metlife Inc ..........................................................     $    180,000                       0.0%
   13.06  FHLMC ................................................................     $    125,228                       0.0%
   13.07  ......................................................................     $                                  0.0%
   13.08  ......................................................................     $                                  0.0%
   13.09  ......................................................................     $                                  0.0%
   13.10  ......................................................................     $                                  0.0%
   13.11  ......................................................................     $                                  0.0%


                                     285.2

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    14.   Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

   14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
          total admitted assets? ...................................................................................  Yes |_| No |X|

          If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   14.02  Aggregate statement value of investments held in nonaffiliated,
          privately placed equities ............................................     $ 25,000,000                       4.4%
          Largest 3 investments held in nonaffiliated, privately placed equities:
   14.03  Investors Guaranty Assurance .........................................     $ 25,000,000                       4.4%
   14.04 .......................................................................     $                                  0.0%
   14.05 .......................................................................     $                                  0.0%
    15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

   15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's total
          admitted assets? .........................................................................................  Yes |X| No |_|

          If response to 15.01 is yes, responses are not required for the remainder of Interrogatory 15.

                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   15.02  Aggregate statement value of investments held in general partnership
          interests ............................................................     $                                  0.0%
          Largest 3 investments in general partnership interests:
   15.03 .......................................................................     $                                  0.0%
   15.04 .......................................................................     $                                  0.0%
   15.05 .......................................................................     $                                  0.0%

    16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

   16.01  Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?   Yes |X| No |_|

          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                           1                                               2                             3
                     Type (Residential, Commercial, Agricultural)
          ----------------------------------------------------------------------     ------------                  ------------
   16.02 .......................................................................     $                                  0.0%
   16.03 .......................................................................     $                                  0.0%
   16.04 .......................................................................     $                                  0.0%
   16.05 .......................................................................     $                                  0.0%
   16.06 .......................................................................     $                                  0.0%
   16.07 .......................................................................     $                                  0.0%
   16.08 .......................................................................     $                                  0.0%
   16.09 .......................................................................     $                                  0.0%
   16.10 .......................................................................     $                                  0.0%
   16.11 .......................................................................     $                                  0.0%


                                     285.3

SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

          Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                     ------------------------------------------
   16.12  Construction loans .................................................       $                                  0.0%
   16.13  Mortgage loans over 90 days past due ...............................       $                                  0.0%
   16.14  Mortgage loans in the process of foreclosure .......................       $                                  0.0%
   16.15  Mortgage loans foreclosed ..........................................       $                                  0.0%
   16.16  Restructured mortgage loans

    17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                  Residential                           Commercial                          Agricultural
      Loan to Value             1                  2                 3                  4                5                  6
   -------------------   --------------     --------------    --------------     --------------   --------------     --------------
   17.01  above 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.02  91 to 95% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.03  81 to 90% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.04  71 to 80% ..   $                        0.0%        $                        0.0%       $                        0.0%
   17.05  below 70% ..   $                        0.0%        $                        0.0%       $                        0.0%
    18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

   18.01  Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?     Yes |X| No |_|

          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

          Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                    Description
                                         1                                                 2                             3
          ----------------------------------------------------------------------     ------------                  ------------
   18.02  ......................................................................     $                                  0.0%
   18.03  ......................................................................     $                                  0.0%
   18.04  ......................................................................     $                                  0.0%
   18.05  ......................................................................     $                                  0.0%
   18.06  ......................................................................     $                                  0.0%

    19.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                     At Year End                    At End of Each Quarter
                                                                                            1st Quarter   2nd Quarter    3rd Quarter
                                                                       1           2             3             4              5
                                                                ------------  ----------    ------------  ------------   -----------
   19.01  Securities lending agreements (do not include
          assets held as collateral for such transactions) .    $                 0.0%      $             $              $
   19.02  Repurchase agreements ............................    $                 0.0%      $             $              $
   19.03  Reverse repurchase agreements ....................    $                 0.0%      $             $              $
   19.04  Dollar repurchase agreements .....................    $                 0.0%      $             $              $
   19.05  Dollar reverse repurchase agreements .............    $                 0.0%      $             $              $


                                     285.4

  SUPPLEMENT FOR THE YEAR 2005 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

    20.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                               Owned                                       Written
                                                       1                   2                        3                    4
                                               ---------------      ---------------         ---------------        --------------
   20.01  Hedging .........................    $                          0.0%              $                           0.0%
   20.02  Income generation ...............    $                          0.0%              $                           0.0%
   20.03  Other ...........................    $                          0.0%              $                           0.0%

    21.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                        At Year End                           At End of Each Quarter
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   21.01  Hedging .........................    $                   0.0%        $                   $                   $
   21.02  Income generation ...............    $                   0.0%        $                   $                   $
   21.03  Replications ....................    $                   0.0%        $                   $                   $
   21.04  Other ...........................    $                   0.0%        $                   $                   $

    22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                        At Year End                          At End of Each Quarter
                                               ---------------------------     ---------------------------------------------------
                                                                               1st Quarter         2nd Quarter         3rd Quarter
                                                    1               2                3                   4                   5
                                               -----------     -----------     -----------         -----------         -----------
   22.01  Hedging .........................    $                   0.0%        $                   $                   $
   22.02  Income generation ...............    $                   0.0%        $                   $                   $
   22.03  Replications ....................    $                   0.0%        $                   $                   $
   22.04  Other ...........................    $                   0.0%        $                   $                   $


                                     285.5


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2005

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2005

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                                                          PAGE
Statement of Assets and Liabilities as of December 31, 2005......................................................     2
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2005..........................    10
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2004..........................    30
Notes to Financial Statements....................................................................................    44
Report of Independent Registered Public Accounting Firms.........................................................    70

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                                          SHARES                COST            VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      40|86 Series Trust:
         Balanced Portfolio ....................................           9,748.206      $      113,478   $      135,890
         Equity Portfolio ......................................          20,249.821             440,268          499,968
         Fixed Income Portfolio ................................           9,627.430              95,268           95,119
         Government Securities Portfolio .......................           9,753.326             114,816          110,798
         High Yield Portfolio ..................................         101,076.179             993,333          948,095
         Money Market Portfolio ................................      11,890,430.998          11,890,431       11,890,432
      AIM Variable Insurance Funds:
         Basic Value Fund ......................................           9,689.967             113,731          118,799
         Core Stock Fund .......................................             659.249              12,418           12,559
         Financial Services Fund ...............................          10,438.545             154,447          159,396
         Global Health Care Fund ...............................             529.437              10,885           10,822
         High Yield Fund .......................................         547,542.822           3,543,822        3,301,683
         Real Estate Fund ......................................          10,905.796             207,759          229,676
         Technology Fund .......................................          18,134.617             234,354          230,128
      The Alger American Fund:
         Growth Portfolio ......................................           7,689.360             288,705          301,807
         Leveraged AllCap Portfolio ............................           6,548.010             208,364          227,740
         MidCap Growth Portfolio ...............................           6,446.822             119,031          141,185
         Small Capitalization Portfolio ........................           7,094.782             153,141          168,004
      American Century Variable Portfolios, Inc:
         Income & Growth Fund ..................................          17,080.096             122,864          128,272
         Inflation Protection Fund .............................           8,022.498              82,586           82,311
         International Fund ....................................             889.184               5,897            7,318
         Value Fund ............................................          23,789.978             188,660          195,078
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .......................           4,825.218              77,390           80,436
      The Dreyfus Socially Responsible Growth Fund, Inc. .......             525.091              12,776           13,694
      Dreyfus stock index fund .................................           9,587.413             274,438          305,071
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio ...........................             212.750               4,557            4,731
         International Value Portfolio .........................          19,918.062             312,344          348,367
      Federated Insurance Series:
         Capital Income Fund II ................................             347.779               2,742            3,109
         High Income Bond Fund II ..............................          24,424.361             190,679          189,043
         International Equity Fund II ..........................          12,499.074             171,818          180,236
      Janus Aspen Series: (Institutional Shares)
         Growth and Income Portfolio ...........................           3,688.677              44,331           64,810
         International Growth Portfolio ........................             321.781              10,503           11,433
         Large Cap Growth Portfolio ............................           8,330.964             148,517          173,784
         Mid Cap Growth Portfolio ..............................           3,552.018              80,668          103,080
         Worldwide Growth Portfolio ............................           7,325.385             172,480          204,818
      Janus Aspen Series (Service Shares):
         Growth and Income Portfolio ...........................             420.169               7,020            7,420
         International Growth Portfolio ........................          16,827.775             528,037          591,833
         Large Cap Growth Portfolio ............................           5,566.656             112,446          114,729
         Worldwide Growth Portfolio ............................              77.904               2,125            2,163
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ............................          18,874.668             320,570          355,033
         Equity Portfolio ......................................           1,377.875              15,239           15,184
         International Equity Portfolio ........................           3,561.706              45,873           45,697
         Small Cap Portfolio ...................................           1,881.281              28,953           30,684
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio ...........................           5,767.058             143,647          150,866
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio ....................................           2,241.926              31,660           31,746
         Limited Maturity Bond Portfolio .......................           6,197.043              78,745           78,331
         Mid-Cap Growth Portfolio ..............................             320.623               6,531            6,502
         Partners Portfolio ....................................           9,896.913             201,674          211,892
         Regency Portfolio .....................................           8,855.376             132,832          137,259
         Socially Responsive Portfolio .........................           2,675.922              39,100           39,898
      PIMCO Variable Insurance Trust:
         Money Market Fund .....................................         898,083.190             898,083          898,083
         Real Return Fund ......................................          15,787.830             202,959          200,346
         Short-Term Fund .......................................           9,565.333              96,210           96,132
         Total Return Fund .....................................          48,817.772             507,383          499,894
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ...............................           1,641.986              33,935           35,089
         Europe Portfolio ......................................          15,256.342             166,185          170,871
         Fund Portfolio ........................................           2,559.988              50,729           55,015
         High Yield Portfolio ..................................          65,350.070             708,293          711,009
         Mid Cap Value Portfolio ...............................             626.153              15,347           15,478
         Money Market Portfolio ................................          68,672.230              68,672           68,672

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES                COST            VALUE
-------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Potomac Insurance Trust:
         Dynamic VP HY Bond Fund ...............................           4,792.004      $       96,313   $       96,080
      Royce Capital Fund:
         Micro-Cap Portfolio ...................................           9,538.396             112,360          119,898
         Small-Cap Portfolio ...................................          35,927.546             330,444          347,419
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ...........................          20,035.578             653,806          696,637
         CLS AdvisorOne Clermont Fund ..........................           4,580.508             131,571          134,667
         Arktos Fund ...........................................          10,402.666             222,943          223,761
         Banking Fund ..........................................             347.416              10,414           10,315
         Basic Materials Fund ..................................           1,963.490              53,959           54,722
         Biotechnology Fund ....................................           2,430.952              52,385           51,949
         Electronics Fund ......................................           3,661.374              51,254           50,087
         Energy Fund ...........................................             288.400              11,662           11,305
         Energy Services Fund ..................................          10,720.277             313,279          331,471
         Health Care Fund ......................................             870.920              24,448           24,534
         Internet Fund .........................................           1,172.055              17,355           17,277
         Inverse Small-Cap Fund ................................           3,008.182             122,225          122,132
         Juno Fund .............................................          15,609.754             326,529          324,683
         Large-Cap Europe Fund .................................             756.659              18,034           18,039
         Large-Cap Growth Fund .................................           1,328.944              34,448           34,141
         Large-cap japan fund ..................................           7,995.243             247,545          267,201
         Large-Cap Value Fund ..................................           4,570.063             129,236          127,505
         Long Dynamic Dow 30 Fund ..............................             813.168              19,051           18,784
         Medius Fund ...........................................           1,698.194              50,218           51,200
         Mekros Fund ...........................................           1,636.272              55,472           55,862
         Mid-Cap Growth Fund ...................................           7,777.651             234,772          235,196
         Mid-Cap Value Fund ....................................           9,257.594             189,108          178,394
         Nova Fund .............................................           4,765.735              41,743           40,795
         OTC Fund ..............................................         278,533.543           4,129,829        4,052,664
         Precious Metals Fund ..................................          30,864.069             304,726          319,752
         Real Estate Fund ......................................             471.747              18,941           19,012
         Sector Rotation Fund ..................................           3,865.556              46,800           49,054
         Small-Cap Growth Fund .................................           1,069.713              30,874           30,637
         Small-Cap Value Fund ..................................           1,493.857              42,290           38,347
         Titan 500 Fund ........................................           4,744.096              88,145           87,149
         Transportation Fund ...................................           1,381.526              43,983           45,093
         U.S. Government Bond Fund .............................          13,897.395             170,817          172,050
         U.S. Government Money Market Fund .....................       9,206,149.412           9,206,150        9,206,149
         Ursa Fund .............................................          19,417.474             100,000          100,000
         Utilities Fund ........................................           7,382.408             141,316          140,930
         Velocity 100 Fund .....................................          27,378.505             620,954          613,005
      Salomon Brothers Variable Series Funds Inc.:
         Aggressive Growth Fund ................................             260.709               5,949            6,082
         High Yield Bond Fund ..................................          53,648.704             539,333          508,590
         Strategic Bond Fund ...................................          12,027.800             132,071          124,007
      Seligman Portfolios, Inc.: (Class 2)
         Communications and Information Portfolio ..............              67.706                 650              929
         Global Technology Portfolio ...........................              89.390                 938            1,202
      Third Avenue Variable Series Trust:
         Value Portfolio .......................................          15,561.691             409,881          426,546
      Van Eck Worldwide Insurance Trust:
         Worldwide Bond Fund ...................................           1,540.472              18,652           18,531
         Worldwide Emerging Markets Fund .......................          13,535.448             227,817          269,491
         Worldwide Hard Assets Fund ............................          11,112.330             279,407          308,256
         Worldwide Real Estate Fund ............................           1,723.440              22,923           35,813
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund ........................................          11,378.366             141,924          163,166
         Opportunity Fund ......................................           7,306.149             152,944          176,955
-------------------------------------------------------------------------------------------------------------------------
            Net assets .................................................................................   $   45,804,982
=========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES             UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      40|86 Series Trust:
         Balanced Portfolio
            Monument ...........................................           6,836.766      $    19.876375   $      135,890
         Equity Portfolio
            Monument Advisor ...................................          11,750.320           11.384825          133,775
            Monument ...........................................          12,341.740           29.671095          366,193
         Fixed Income Portfolio
            Monument Advisor ...................................           2,482.940           10.179372           25,275
            Monument ...........................................           4,668.436           14.960933           69,844
         Government Securities Portfolio
            Monument ...........................................           8,089.081           13.697195          110,798
         High Yield Portfolio
            Monument Advisor ...................................          90,581.932           10.416720          943,567
            Monument ...........................................             304.408           14.875804            4,528
         Money Market Portfolio
            Monument Advisor ...................................       1,108,219.216           10.212620       11,317,822
            Monument ...........................................          48,042.704           11.918765          572,610
      AIM Variable Insurance Funds:
         Basic Value Fund
            Monument Advisor ...................................          10,760.444           11.040344          118,799
         Core Stock Fund
            Monument ...........................................             854.660           14.694187           12,559
         Financial Services Fund
            Monument Advisor ...................................          14,018.637           11.368780          159,375
            Monument ...........................................               1.830           11.683692               21
         Global Health Care Fund
            Monument Advisor ...................................             959.866           11.274126           10,822
         High Yield Fund
            Monument Advisor ...................................         315,577.716           10.449785        3,297,719
            Monument ...........................................             362.826           10.925168            3,964
         Real Estate Fund
            Monument Advisor ...................................           3,561.434           11.717426           41,731
            Monument ...........................................           8,493.786           22.127346          187,945
         Technology Fund
            Monument Advisor ...................................          19,839.279           11.599629          230,128
      The Alger American Fund:
         Growth Portfolio
            Monument Advisor ...................................          22,603.216           11.812089          266,991
            Monument ...........................................           2,017.692           17.255278           34,816
         Leveraged AllCap Portfolio
            Monument Advisor ...................................          12,204.673           12.055455          147,133
            Monument ...........................................           3,830.372           21.044171           80,607
         MidCap Growth Portfolio
            Monument ...........................................           5,775.419           24.445911          141,185
         Small Capitalization Portfolio
            Monument Advisor ...................................          10,807.157           12.717510          137,440
            Monument ...........................................           2,209.852           13.830937           30,564
      American Century Variable Portfolios, Inc:
         Income & Growth Fund
            Monument Advisor ...................................          11,511.821           10.774753          124,037
            Monument ...........................................             359.362           11.784450            4,235
         Inflation Protection Fund
            Monument Advisor ...................................           7,308.586           10.075515           73,638
            Monument ...........................................             819.263           10.586817            8,673
         International Fund
            Monument ...........................................             662.037           11.054464            7,318
         Value Fund
            Monument Advisor ...................................          14,568.810           10.789480          157,190
            Monument ...........................................           2,490.369           15.213852           37,888
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Monument Advisor ...................................           7,006.219           11.480707           80,436
      The Dreyfus Socially Responsible Growth Fund, Inc. .......
            Monument ...........................................           1,533.664            8.929105           13,694
      Dreyfus Stock Index Fund
            Monument Advisor ...................................          11,694.334           10.871370          127,133
            Monument ...........................................          16,027.137           11.102276          177,938
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio
            Monument ...........................................             472.409           10.015541            4,731
         International Value Portfolio
            Monument Advisor ...................................          18,984.305           11.438855          217,159
            Monument ...........................................           8,882.017           14.772316          131,208

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES             UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Federated Insurance Series:
         Capital Income Fund II
            Monument ...........................................             364.493      $     8.528781   $        3,109
         High Income Bond Fund II
            Monument Advisor ...................................          11,603.856           10.573764          122,696
            Monument ...........................................           1,483.077           11.867538           17,600
            Monument Advisor Limited ...........................           4,737.014           10.290723           48,747
         International equity fund ii
            Monument Advisor ...................................          15,665.183           11.480893          179,850
            Monument ...........................................              24.480           15.783422              386
      Janus Aspen Series: (Institutional)
         Growth and Income Portfolio
            Monument ...........................................           4,309.240           15.039786           64,810
         International Growth Portfolio
            Monument ...........................................             516.058           22.154111           11,433
         Large Cap Growth Portfolio
            Monument ...........................................          16,844.974           10.316662          173,784
         Mid Cap Growth Portfolio
            Monument ...........................................           7,859.096           13.115957          103,080
         Worldwide Growth Portfolio
            Monument ...........................................          19,365.200           10.576597          204,818
      Janus Aspen Series: (Service)
         Growth and Income Portfolio
            Monument Advisor ...................................             633.351           11.715793            7,420
         International Growth Portfolio
            Monument Advisor ...................................          43,457.953           13.618511          591,833
         Large Cap Growth Portfolio
            Monument Advisor ...................................          10,346.406           11.088748          114,729
         Worldwide Growth Portfolio
            Monument Advisor ...................................             196.242           11.020389            2,163
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Monument Advisor ...................................          24,691.833           13.917437          343,647
            Monument ...........................................             647.095           17.595254           11,386
         Equity Portfolio
            Monument Advisor ...................................           1,419.576           10.696252           15,184
         International Equity Portfolio
            Monument Advisor ...................................           3,990.867           11.450310           45,697
         Small Cap Portfolio
            Monument ...........................................           1,927.059           15.922547           30,684
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio
            Monument Advisor ...................................             829.085           10.772526            8,931
            Monument ...........................................           7,608.604           18.654540          141,935
      Neuberger Berman Advisers Management Trust:
         Fasciano Portfolio
            Monument Advisor ...................................           2,826.431           11.231765           31,746
         Limited Maturity Bond Portfolio
            Monument Advisor ...................................           6,847.969           10.120640           69,306
            Monument ...........................................             748.003           12.065015            9,025
         Mid-Cap Growth Portfolio
            Monument Advisor ...................................             534.801           12.158274            6,502
         Partners Portfolio
            Monument Advisor ...................................          16,678.478           12.047814          200,939
            Monument ...........................................             854.872           12.812725           10,953
         Regency Portfolio
            Monument Advisor ...................................          11,546.126           11.681746          134,879
            Monument ...........................................             136.652           17.414036            2,380
         Socially Responsive Portfolio
            Monument Advisor ...................................           3,552.307           11.231599           39,898
      PIMCO Variable Insurance Trust:
         Money Market Fund
            Monument Advisor ...................................          87,904.524           10.207848          897,316
            Monument ...........................................              75.729           10.127380              767
         Real Return Fund
            Monument Advisor ...................................          16,946.680           10.078463          170,796
            Monument ...........................................           2,591.985           11.400695           29,550
         Short-Term Fund
            Monument Advisor ...................................           9,445.114           10.177923           96,132
         Total Return Fund
            Monument Advisor ...................................          49,348.001           10.129981          499,894

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES             UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Monument advisor ...................................           1,625.243      $    10.587508   $       17,207
            Monument ...........................................           1,635.289           10.934846           17,882
         Europe Portfolio
            Monument Advisor ...................................          15,529.893           11.002723          170,871
         Fund Portfolio
            Monument Advisor ...................................           3,233.372           10.946022           35,393
            Monument ...........................................           2,011.002            9.757159           19,622
         High Yield Portfolio
            Monument Advisor ...................................          67,414.032           10.546895          711,009
         Mid Cap Value Portfolio
            Monument Advisor ...................................           1,409.728           10.979766           15,478
         Money Market Portfolio
            Monument Advisor ...................................           6,741.217           10.186918           68,672
      Potomac Insurance Trust:
         Dynamic VP HY Bond Fund
            Monument Advisor ...................................           9,176.929           10.469699           96,080
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument Advisor ...................................           5,686.639           12.270644           69,779
            Monument ...........................................           2,741.322           18.282736           50,119
         Small-Cap Portfolio
            Monument Advisor ...................................          23,562.360           11.269122          265,527
            Monument ...........................................           4,445.223           18.422520           81,892
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Monument Advisor ...................................          61,490.330           11.329215          696,637
         CLS AdvisorOne Clermont Fund
            Monument Advisor ...................................          12,704.767           10.599710          134,667
         Arktos Fund
            Monument Advisor ...................................          24,668.124            8.895781          219,442
            Monument ...........................................             500.123            8.636624            4,319
         Banking Fund
            Monument Advisor ...................................             716.873           10.667009            7,647
            Monument Advisor Limited ...........................             269.922            9.884161            2,668
         Basic Materials Fund
            Monument Advisor ...................................           4,718.129           11.203057           52,857
            Monument ...........................................             146.737           12.709546            1,865
         Biotechnology Fund
            Monument Advisor ...................................           4,023.204           12.253436           49,298
            Monument Advisor Limited ...........................             235.227           11.271102            2,651
         Electronics Fund
            Monument Advisor ...................................           2,111.985           12.181655           25,727
            Monument ...........................................           2,609.686            9.334598           24,360
         Energy Fund
            Monument ...........................................             682.993           16.552567           11,305
         Energy Services Fund
            Monument Advisor ...................................          21,683.144           14.235720          308,675
            Monument ...........................................           1,287.616           17.703901           22,796
         Health Care Fund
            Monument Advisor ...................................           2,058.030           10.914375           22,462
            Monument ...........................................             188.450           10.993338            2,072
         Internet Fund
            Monument Advisor ...................................           1,213.411           12.051635           14,624
            Monument Advisor Limited ...........................             266.908            9.938316            2,653
         Inverse Small-Cap Fund
            Monument Advisor ...................................          13,983.388            8.734088          122,132
         Juno Fund
            Monument Advisor ...................................          30,070.699           10.019265          301,286
            Monument ...........................................           2,882.213            8.117644           23,397
         Large-Cap Europe Fund
            Monument Advisor ...................................           1,494.670           10.970185           16,397
            Monument ...........................................             129.834           12.646518            1,642
         Large-Cap Growth Fund
            Monument Advisor ...................................           3,224.280           10.588632           34,141
         Large-Cap Japan Fund
            Monument Advisor ...................................          14,506.133           13.508486          195,956
            Monument Advisor Limited ...........................           5,470.200           13.024167           71,245
         Large-Cap Value Fund
            Monument Advisor ...................................           6,732.186           10.940677           73,655
            Monument Advisor Limited ...........................           5,103.868           10.550798           53,850

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES             UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Long Dynamic Dow 30 Fund
            Monument Advisor ...................................             896.794      $    10.757763   $        9,647
            Monument Advisor Limited ...........................             935.790            9.763847            9,137
         Medius Fund
            Monument Advisor ...................................           2,649.970           12.262922           32,496
            Monument ...........................................             928.718           20.139594           18,704
         Mekros Fund
            Monument Advisor ...................................             457.830           12.183757            5,578
            Monument ...........................................           2,506.016           20.065342           50,284
         Mid-Cap Growth Fund
            Monument Advisor ...................................          19,434.658           11.662166          226,650
            Monument Advisor Limited ...........................             752.612           11.355606            8,546
         Mid-Cap Value Fund
            Monument Advisor ...................................          14,937.305           11.382745          170,028
            Monument Advisor Limited ...........................             760.816           10.996450            8,366
         Nova Fund
            Monument Advisor ...................................           3,649.672           11.123716           40,598
            Monument ...........................................              17.021           11.562982              197
         OTC Fund
            Monument Advisor ...................................         344,230.794           11.492896        3,956,209
            Monument ...........................................           6,010.934           14.118522           84,866
            Monument Advisor Limited ...........................           1,135.780           10.203366           11,589
         Precious Metals Fund
            Monument Advisor ...................................          20,297.401           14.550561          295,339
            Monument ...........................................           1,090.310           13.680475           14,916
            Monument Advisor Limited ...........................             778.317           12.202590            9,497
         Real Estate Fund
            Monument Advisor ...................................           1,058.511           11.182430           11,837
            Monument ...........................................             506.931           14.152975            7,175
         Sector Rotation Fund
            Monument Advisor ...................................           4,112.960           11.926684           49,054
         Small-Cap Growth Fund
            Monument Advisor ...................................           1,626.486           11.385508           18,518
            Monument Advisor Limited ...........................           1,120.091           10.819326           12,119
         Small-Cap Value Fund
            Monument Advisor ...................................           2,332.584           11.244681           26,229
            Monument Advisor Limited ...........................           1,156.719           10.476452           12,118
         Titan 500 Fund
            Monument Advisor ...................................           7,681.482           11.345348           87,149
         Transportation Fund
            Monument Advisor ...................................           3,617.458           12.465382           45,093
         U.S. Government Bond Fund
            Monument Advisor ...................................          17,119.900           10.049681          172,050
         U.S. Government Money Market Fund
            Monument Advisor ...................................         901,200.000           10.155131        9,151,804
            Monument ...........................................           5,470.478            9.934289           54,345
         Ursa Fund
            Monument Advisor ...................................          10,543.691            9.484345          100,000
         Utilities Fund
            Monument Advisor ...................................          12,437.211           10.609688          131,955
            Monument ...........................................             712.844           12.590851            8,975
         Velocity 100 Fund
            Monument Advisor ...................................          47,719.498           12.765112          609,145
            Monument Advisor Limited ...........................             392.557            9.833110            3,860
      Salomon Brothers Variable Series Funds Inc.:
         Aggressive Growth Fund
            Monument Advisor ...................................             510.996           11.903054            6,082
         High Yield Bond Fund
            Monument Advisor ...................................          47,850.436           10.628740          508,590
         Strategic Bond Fund
            Monument Advisor ...................................           6,963.633           10.237355           71,289
            Monument ...........................................           4,907.482           10.742316           52,718
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Monument ...........................................             155.381            5.978455              929
         Global Technology Portfolio
            Monument ...........................................             235.469            5.105951            1,202

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2005

                                                                          SHARES             UNIT VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves: (continued)
      Third Avenue Variable Series Trust:
         Value Portfolio
            Monument Advisor ...................................          30,974.424      $    12.114265   $      375,232
            Monument ...........................................           2,786.260           18.416629           51,314
      Van Eck Worldwide Insurance Trust:
         Worldwide Bond Fund
            Monument Advisor ...................................           1,561.929            9.756690           15,239
            Monument ...........................................             245.178           13.428853            3,292
         Worldwide Emerging Markets Fund
            Monument Advisor ...................................          11,271.551           13.004564          146,582
            Monument ...........................................           9,034.966           13.603706          122,909
         Worldwide Hard Assets Fund
            Monument Advisor ...................................          19,874.943           14.700573          292,173
            Monument ...........................................             771.659           20.842380           16,083
         Worldwide Real Estate Fund
            Monument Advisor ...................................              87.579           12.563485            1,100
            Monument ...........................................           1,720.628           20.174328           34,713
      Wells Fargo Advantage Variable Trust Funds:
         Discovery Fund
            Monument ...........................................          14,358.712           11.363535          163,166
         Opportunity Fund
            Monument Advisor ...................................           8,184.811           11.446121           93,684
            Monument ...........................................           5,394.895           15.435064           83,271
-------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners'
                 deferred annuity reserves .............................................................   $   45,804,982
=========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              40|86 SERIES TRUST
                                                                           ---------------------------------------------------------
                                                                                                     FIXED                GOVERNMENT
                                                                           BALANCED     EQUITY      INCOME   FOCUS 20 (B) SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ................  $  2,272    $  2,340    $  2,397    $     --    $  4,361
Expenses:
   Mortality and expense risk fees ......................................     1,653       4,915         532          12       1,348
   Administrative fees ..................................................       216         641          69           1         176
      Total expenses ....................................................     1,869       5,556         601          13       1,524
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................................       403      (3,216)      1,796         (13)      2,837
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..................................................     6,742      81,104         216        (320)       (573)
   Net realized short-term capital gain distributions from investments in
      portfolio shares ..................................................        --          --          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares ..................................................        --      46,296          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ....     6,742     127,400         216        (320)       (573)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares .....................................................    (1,616)    (85,357)     (1,095)       (182)     (1,755)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..........  $  5,529    $ 38,827    $    917    $   (515)   $    509
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              40|86 SERIES TRUST
                                                                           ---------------------------------------------------------
                                                                                                     FIXED                GOVERNMENT
                                                                           BALANCED     EQUITY      INCOME   FOCUS 20 (B) SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $    403    $ (3,216)   $  1,796    $    (13)   $  2,837
   Net realized gain (loss) on investments in portfolio shares .........     6,742     127,400         216        (320)       (573)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................    (1,616)    (85,357)     (1,095)       (182)     (1,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............     5,529      38,827         917        (515)        509
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................        (2)     62,068      26,401          --       2,334
   Contract redemptions ................................................   (45,588)   (200,044)     (4,280)     (4,866)    (22,111)
   Net transfers .......................................................        28      76,880      30,407      (1,225)      1,529
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................   (45,562)    (61,096)     52,528      (6,091)    (18,248)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................   (40,033)    (22,269)     53,445      (6,606)    (17,739)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................   175,923     522,237      41,674       6,606     128,537
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $135,890    $499,968    $ 95,119    $     --    $110,798
====================================================================================================================================

a) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
b)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

   The accompanying notes are an integral part of these financial statements.

       40|86 SERIES
     TRUST (CONTINUED)                                            AIM VARIABLE INSURANCE FUNDS
--------------------------    -----------------------------------------------------------------------------------------------------
   HIGH           MONEY                         CORE         FINANCIAL        GLOBAL         HIGH           REAL
   YIELD          MARKET      BASIC VALUE       STOCK        SERVICES     HEALTH CARE (A)    YIELD         ESTATE       TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
$    16,839    $   157,813    $        --    $        54    $     2,676    $        --    $   355,193    $     2,361    $        --
         91          8,450             --            141             --             12             46          1,425             96
         11          1,102             --             19             --              1              6            186             13
-----------------------------------------------------------------------------------------------------------------------------------
        102          9,552             --            160             --             13             52          1,611            109
-----------------------------------------------------------------------------------------------------------------------------------
     16,737        148,261             --           (106)         2,676            (13)       355,141            750           (109)
-----------------------------------------------------------------------------------------------------------------------------------
    (11,313)            --             --            (41)         1,656           (343)       (56,358)         2,093            718
     14,240             --            531             --             --             --             --          2,432             --
     35,052             --            802             --             --             --             --          3,585             --
-----------------------------------------------------------------------------------------------------------------------------------
     37,979             --          1,333            (41)         1,656           (343)       (56,358)         8,110            718
-----------------------------------------------------------------------------------------------------------------------------------
    (45,166)            --          5,068            374          4,949           (131)      (242,351)         1,412         (8,442)
-----------------------------------------------------------------------------------------------------------------------------------
$     9,550    $   148,261    $     6,401    $       227    $     9,281    $      (487)   $    56,432    $    10,272    $    (7,833)
===================================================================================================================================


       40|86 SERIES
     TRUST (CONTINUED)                                            AIM VARIABLE INSURANCE FUNDS
--------------------------    -----------------------------------------------------------------------------------------------------
   HIGH           MONEY                         CORE         FINANCIAL        GLOBAL         HIGH           REAL
   YIELD          MARKET      BASIC VALUE       STOCK        SERVICES     HEALTH CARE (A)    YIELD         ESTATE       TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
$    16,737    $   148,261    $        --    $      (106)   $     2,676    $       (13)   $   355,141    $       750    $      (109)
     37,979             --          1,333            (41)         1,656           (343)       (56,358)         8,110            718
    (45,166)            --          5,068            374          4,949           (131)      (242,351)         1,412         (8,442)
-----------------------------------------------------------------------------------------------------------------------------------
      9,550        148,261          6,401            227          9,281           (487)        56,432         10,272         (7,833)
-----------------------------------------------------------------------------------------------------------------------------------
    109,485     12,177,004        112,814             --             --         10,848         92,316         79,282             --
    (26,220)    (7,205,512)          (416)          (657)           (96)          (667)        (1,166)        (9,441)          (176)
    841,846      1,864,470             --             --        150,191         (1,522)     3,150,192         57,203        206,825
-----------------------------------------------------------------------------------------------------------------------------------
    925,111      6,835,962        112,398           (657)       150,095          8,659      3,241,342        127,044        206,649
-----------------------------------------------------------------------------------------------------------------------------------
    934,661      6,984,223        118,799           (430)       159,376          8,172      3,297,774        137,316        198,816
-----------------------------------------------------------------------------------------------------------------------------------
     13,434      4,906,209             --         12,989             20          2,650          3,909         92,360         31,312
-----------------------------------------------------------------------------------------------------------------------------------
$   948,095    $11,890,432    $   118,799    $    12,559    $   159,396    $    10,822    $ 3,301,683    $   229,676    $   230,128
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                           ALLIANCE
                                                                                                                           VARIABLE
                                                                                                                           PRODUCTS
                                                                                       THE ALGER AMERICAN FUND              SERIES
                                                                          ----------------------------------------------- ----------
                                                                                      LEVERAGED    MIDCAP       SMALL     GROWTH AND
                                                                           GROWTH      ALLCAP      GROWTH  CAPITALIZATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $    104    $     --    $     --    $     --    $     20
Expenses:
   Mortality and expense risk fees .....................................       475         797       1,482         367           9
   Administrative fees .................................................        62         104         194          48           1
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       537         901       1,676         415          10
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................      (433)       (901)     (1,676)       (415)         10
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................     6,767         823       3,996       4,617         155
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --          --       4,836          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     6,767         823       8,832       4,617         155
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................     3,784      13,055       2,988       7,266        (140)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 10,118    $ 12,977    $ 10,144    $ 11,468    $     25
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                           ALLIANCE
                                                                                                                           VARIABLE
                                                                                                                           PRODUCTS
                                                                                       THE ALGER AMERICAN FUND              SERIES
                                                                          ----------------------------------------------- ----------
                                                                                      LEVERAGED    MIDCAP       SMALL     GROWTH AND
                                                                           GROWTH      ALLCAP      GROWTH  CAPITALIZATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $   (433)   $   (901)   $ (1,676)   $   (415)   $     10
   Net realized gain (loss) on investments in portfolio shares .........     6,767         823       8,832       4,617         155
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................     3,784      13,055       2,988       7,266        (140)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    10,118      12,977      10,144      11,468          25
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................   125,780       6,468      31,269     144,316          (1)
   Contract redemptions ................................................   (21,509)       (904)    (20,577)     (2,817)     (1,352)
   Net transfers .......................................................   129,055     136,487     (23,743)    (45,800)         --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................   233,326     142,051     (13,051)     95,699      (1,353)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................   243,444     155,028      (2,907)    107,167      (1,328)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................    58,363      72,712     144,092      60,837       1,328
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $301,807    $227,740    $141,185    $168,004    $     --
====================================================================================================================================

a)    For the period May 4, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

                                                             DREYFUS
                                                            INVESTMENT                                        DREYFUS VARIABLE
          AMERICAN CENTURY VARIABLE PORTFOLIOS              PORTFOLIOS                                        INVESTMENT FUND
--------------------------------------------------------  ---------------                                --------------------------
                                                                            DREYFUS
                                                                            SOCIALLY       DREYFUS
  INCOME &       INFLATION                                   SMALL CAP     RESPONSIBLE      STOCK        DISCIPLINED  INTERNATIONAL
   GROWTH       PROTECTION   INTERNATIONAL      VALUE     STOCK INDEX (A)    GROWTH         INDEX           STOCK         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$       140    $     4,158    $       100    $       533    $        --    $        --    $     3,743    $        --    $        --
         68             94             89            511             --            154          2,348            154          1,503
          9             12             12             67             --             20            306             20            196
-----------------------------------------------------------------------------------------------------------------------------------
         77            106            101            578             --            174          2,654            174          1,699
-----------------------------------------------------------------------------------------------------------------------------------
         63          4,052             (1)           (45)            --           (174)         1,089           (174)        (1,699)
-----------------------------------------------------------------------------------------------------------------------------------
        485         (3,814)           196           (174)            11           (483)        27,651         (1,171)        16,400
         --              4             --          3,465             --             --             --             --            667
         --              1             --          2,708             --             --             --             --          1,272
-----------------------------------------------------------------------------------------------------------------------------------
        485         (3,809)           196          5,999             11           (483)        27,651         (1,171)        18,339
-----------------------------------------------------------------------------------------------------------------------------------
      4,442           (276)           584          1,230          3,047            460        (20,842)         1,617         14,292
-----------------------------------------------------------------------------------------------------------------------------------
$     4,990    $       (33)   $       779    $     7,184    $     3,058    $      (197)   $     7,898    $       272    $    30,932
===================================================================================================================================

                                                             DREYFUS
                                                            INVESTMENT                                        DREYFUS VARIABLE
          AMERICAN CENTURY VARIABLE PORTFOLIOS              PORTFOLIOS                                        INVESTMENT FUND
--------------------------------------------------------  ---------------                                --------------------------
                                                                            DREYFUS
                                                                            SOCIALLY       DREYFUS
  INCOME &       INFLATION                                   SMALL CAP     RESPONSIBLE      STOCK        DISCIPLINED  INTERNATIONAL
   GROWTH       PROTECTION   INTERNATIONAL      VALUE     STOCK INDEX (A)    GROWTH         INDEX           STOCK         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$        63    $     4,052    $        (1)   $       (45)   $        --    $      (174)   $     1,089    $      (174)   $    (1,699)
        485         (3,809)           196          5,999             11           (483)        27,651         (1,171)        18,339
      4,442           (276)           584          1,230          3,047            460        (20,842)         1,617         14,292
-----------------------------------------------------------------------------------------------------------------------------------
      4,990            (33)           779          7,184          3,058           (197)         7,898            272         30,932
-----------------------------------------------------------------------------------------------------------------------------------
    119,757         21,353             --        135,224         77,733             --        133,052             (1)        89,265
     (3,563)          (410)        (2,082)        (9,298)          (355)          (307)       (99,931)       (23,586)       (45,830)
         --         61,401             --         (4,196)            --            505         (8,584)            --        126,763
-----------------------------------------------------------------------------------------------------------------------------------
    116,194         82,344         (2,082)       121,730         77,378            198         24,537        (23,587)       170,198
-----------------------------------------------------------------------------------------------------------------------------------
    121,184         82,311         (1,303)       128,914         80,436              1         32,435        (23,315)       201,130
-----------------------------------------------------------------------------------------------------------------------------------
      7,088             --          8,621         66,164             --         13,693        272,636         28,046        147,237
-----------------------------------------------------------------------------------------------------------------------------------
$   128,272    $    82,311    $     7,318    $   195,078    $    80,436    $    13,694    $   305,071    $     4,731    $   348,367
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                JANUS ASPEN SERIES
                                                                              FEDERATED INSURANCE SERIES       (INSTITUTIONAL CLASS)
                                                                          ----------------------------------  ----------------------
                                                                                       HIGH                    GROWTH
                                                                           CAPITAL    INCOME   INTERNATIONAL    AND    INTERNATIONAL
                                                                          INCOME II   BOND II    EQUITY II     INCOME     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $    152    $  6,779    $     --    $    390    $     44
Expenses:
   Mortality and expense risk fees .....................................        34         264          62         704          18
   Administrative fees .................................................         5          35           8          92           2
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................        39         299          70         796          20
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................       113       6,480         (70)       (406)         24
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................         4      (1,120)        486       1,865           1
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...         4      (1,120)        486       1,865           1
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................        29      (2,961)      8,081       4,860         930
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $    146    $  2,399    $  8,497    $  6,319    $    955
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                JANUS ASPEN SERIES
                                                                              FEDERATED INSURANCE SERIES       (INSTITUTIONAL CLASS)
                                                                          ----------------------------------  ----------------------
                                                                                       HIGH                    GROWTH
                                                                           CAPITAL    INCOME   INTERNATIONAL    AND    INTERNATIONAL
                                                                          INCOME II   BOND II    EQUITY II     INCOME     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $    113    $  6,480    $    (70)   $   (406)   $     24
   Net realized gain (loss) on investments in portfolio shares .........         4      (1,120)        486       1,865           1
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................        29      (2,961)      8,081       4,860         930
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............       146       2,399       8,497       6,319         955
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................        --      71,689           1          --          (1)
   Contract redemptions ................................................        --     (18,220)     (1,410)     (6,355)         --
   Net transfers .......................................................        --      98,062     164,963       1,981      10,479
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................        --     151,531     163,554      (4,374)     10,478
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................       146     153,930     172,051       1,945      11,433
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................     2,963      35,113       8,185      62,865          --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $  3,109    $189,043    $180,236    $ 64,810    $ 11,433
====================================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
b)    For the period May 4, 2005 (inception of funds) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                          LAZARD
           JANUS ASPEN SERIES                                                                                           RETIREMENT
    (INSTITUTIONAL CLASS) (CONTINUED)                           JANUS ASPEN SERIES (SERVICE CLASS) (B)                    SERIES
-----------------------------------------    -----------------------------------------------------------------------    -----------
 LARGE CAP        MID CAP       WORLDWIDE     GROWTH AND    INTERNATIONAL    LARGE CAP       MID CAP      WORLDWIDE      EMERGING
 GROWTH (A)       GROWTH         GROWTH         INCOME         GROWTH         GROWTH         GROWTH        GROWTH         MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
$       578    $        --    $     2,950    $         8    $     2,024    $        41    $        --    $        10    $       434
      2,238          1,811          2,824             --             --             --             --             --             18
        292            236            368             --             --             --             --             --              2
-----------------------------------------------------------------------------------------------------------------------------------
      2,530          2,047          3,192             --             --             --             --             --             20
-----------------------------------------------------------------------------------------------------------------------------------
     (1,952)        (2,047)          (242)             8          2,024             41             --             10            414
-----------------------------------------------------------------------------------------------------------------------------------
     20,958         60,273         15,731           (853)         3,801           (136)          (993)          (137)         5,907
         --             --             --             --             --             --             --             --            893
         --             --             --             --             --             --             --             --          4,277
-----------------------------------------------------------------------------------------------------------------------------------
     20,958         60,273         15,731           (853)         3,801           (136)          (993)          (137)        11,077
-----------------------------------------------------------------------------------------------------------------------------------
    (18,872)       (51,299)        (9,367)           400         63,796          2,283             --             38         34,463
-----------------------------------------------------------------------------------------------------------------------------------
$       134    $     6,927    $     6,122    $      (445)   $    69,621    $     2,188    $      (993)   $       (89)   $    45,954
===================================================================================================================================

                                                                                                                          LAZARD
           JANUS ASPEN SERIES                                                                                           RETIREMENT
    (INSTITUTIONAL CLASS) (CONTINUED)                           JANUS ASPEN SERIES (SERVICE CLASS) (B)                    SERIES
-----------------------------------------    -----------------------------------------------------------------------    -----------
 LARGE CAP        MID CAP       WORLDWIDE     GROWTH AND    INTERNATIONAL    LARGE CAP       MID CAP      WORLDWIDE      EMERGING
 GROWTH (A)       GROWTH         GROWTH         INCOME         GROWTH         GROWTH         GROWTH        GROWTH         MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
$    (1,952)   $    (2,047)   $      (242)   $         8    $     2,024    $        41    $        --    $        10    $       414
     20,958         60,273         15,731           (853)         3,801           (136)          (993)          (137)        11,077
    (18,872)       (51,299)        (9,367)           400         63,796          2,283             --             38         34,463
-----------------------------------------------------------------------------------------------------------------------------------
        134          6,927          6,122           (445)        69,621          2,188           (993)           (89)        45,954
-----------------------------------------------------------------------------------------------------------------------------------
         --            151              1          6,985        120,590         15,983             (1)        28,321        120,579
    (98,880)      (139,012)      (112,126)           (34)          (424)           (25)            (7)           (12)          (369)
       (339)       (29,566)       (11,375)           914        402,046         96,583          1,001        (26,057)       188,869
-----------------------------------------------------------------------------------------------------------------------------------
    (99,219)      (168,427)      (123,500)         7,865        522,212        112,541            993          2,252        309,079
-----------------------------------------------------------------------------------------------------------------------------------
    (99,085)      (161,500)      (117,378)         7,420        591,833        114,729             --          2,163        355,033
-----------------------------------------------------------------------------------------------------------------------------------
    272,869        264,580        322,196             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$   173,784    $   103,080    $   204,818    $     7,420    $   591,833    $   114,729    $        --    $     2,163    $   355,033
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                LORD      ADVISERS
                                                                                                               ABBETT     MANAGEMENT
                                                                       LAZARD RETIREMENT SERIES (CONTINUED)  SERIES FUNDS  TRUST
                                                                       ------------------------------------  ------------ ----------
                                                                                   INTERNATIONAL             GROWTH AND
                                                                           EQUITY      EQUITY     SMALL CAP    INCOME     FASCIANO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     --    $     --    $  1,437    $     --
Expenses:
   Mortality and expense risk fees .....................................        --          --         366       1,713          --
   Administrative fees .................................................        --          --          47         224          --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................        --          --         413       1,937          --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................        --          --        (413)       (500)         --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................        --          --      (3,299)     11,965          --
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --       1,129          --          58
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --          --       3,693       8,782          52
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...        --          --       1,523      20,747         110
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................       (55)       (176)     (1,966)    (18,682)         86
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $    (55)   $   (176)   $   (856)   $  1,565    $    196
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                          NEUBERGER
                                                                                                                           BERMAN
                                                                                                                LORD      ADVISERS
                                                                                                               ABBETT     MANAGEMENT
                                                                       LAZARD RETIREMENT SERIES (CONTINUED)  SERIES FUNDS  TRUST
                                                                       ------------------------------------  ------------ ----------
                                                                                   INTERNATIONAL             GROWTH AND
                                                                           EQUITY      EQUITY     SMALL CAP    INCOME     FASCIANO
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $     --    $     --    $   (413)   $   (500)   $     --
   Net realized gain (loss) on investments in portfolio shares .........        --          --       1,523      20,747         110
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................       (55)       (176)     (1,966)    (18,682)         86
      Net increase (decrease) in net assets from operations ............       (55)       (176)       (856)      1,565         196
                                                                                                                          --------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................    15,239      19,594          (3)     39,136      23,241
   Contract redemptions ................................................        --          --      (2,065)    (39,551)         (7)
   Net transfers .......................................................        --      26,279      (3,991)    (37,195)      8,316
                                                                                                                          --------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................    15,239      45,873      (6,059)    (37,610)     31,550
         Net increase in net assets ....................................    15,184      45,697      (6,915)    (36,045)     31,746
Net assets, beginning of period ........................................        --          --      37,599     186,911          --
                                                                                                                          --------
            Net assets, end of period ..................................  $ 15,184    $ 45,697    $ 30,684    $150,866    $ 31,746
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                          PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------    --------------------------------------------------------
  LIMITED
  MATURITY       MID CAP                                      SOCIALLY       MONEY          REAL           SHORT           TOTAL
    BOND         GROWTH         PARTNERS       REGENCY       RESPONSIVE      MARKET         RETURN          TERM           RETURN
-----------------------------------------------------------------------------------------------------------------------------------
$       253    $        --    $     1,897    $        92    $        --    $    16,342    $     2,621    $       891    $     4,470
        171             --            273             81             --            194            400             73            113
         23             --             35             11             --             25             53              9             15
-----------------------------------------------------------------------------------------------------------------------------------
        194             --            308             92             --            219            453             82            128
-----------------------------------------------------------------------------------------------------------------------------------
         59             --          1,589             --             --         16,123          2,168            809          4,342
-----------------------------------------------------------------------------------------------------------------------------------
     (1,091)            --           (203)        (5,163)           276             --           (490)           (74)        (2,014)
         --             --             --          2,318             --             --          2,136             --          3,671
         --             --             44          4,442             79             --             34             --          3,175
-----------------------------------------------------------------------------------------------------------------------------------
     (1,091)            --           (159)         1,597            355             --          1,680            (74)         4,832
-----------------------------------------------------------------------------------------------------------------------------------
      1,184            (29)         8,801          3,524            798             --         (2,742)           (30)        (7,731)
-----------------------------------------------------------------------------------------------------------------------------------
$       152    $       (29)   $    10,231    $     5,121    $     1,153    $    16,123    $     1,106    $       705    $     1,443
===================================================================================================================================

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                          PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------    --------------------------------------------------------
  LIMITED
  MATURITY       MID CAP                                      SOCIALLY       MONEY          REAL           SHORT           TOTAL
    BOND         GROWTH         PARTNERS       REGENCY       RESPONSIVE      MARKET         RETURN          TERM           RETURN
-----------------------------------------------------------------------------------------------------------------------------------
$        59    $        --    $     1,589    $        --    $        --    $    16,123    $     2,168    $       809    $     4,342
     (1,091)            --           (159)         1,597            355             --          1,680            (74)         4,832
      1,184            (29)         8,801          3,524            798             --         (2,742)           (30)        (7,731)
-----------------------------------------------------------------------------------------------------------------------------------
        152            (29)        10,231          5,121          1,153         16,123          1,106            705          1,443
-----------------------------------------------------------------------------------------------------------------------------------
     34,737          6,531        189,174         77,735         41,709      2,737,077        148,535         19,590        312,874
    (30,779)            --        (21,740)          (380)           (25)      (135,423)       (10,190)       (27,343)       (19,110)
     48,597             --         18,203         45,115         (2,939)    (1,719,694)        26,753         86,797        177,600
-----------------------------------------------------------------------------------------------------------------------------------
     52,555          6,531        185,637        122,470         38,745        881,960        165,098         79,044        471,364
-----------------------------------------------------------------------------------------------------------------------------------
     52,707          6,502        195,868        127,591         39,898        898,083        166,204         79,749        472,807
-----------------------------------------------------------------------------------------------------------------------------------
     25,624             --         16,024          9,668             --             --         34,142         16,383         27,087
-----------------------------------------------------------------------------------------------------------------------------------
$    78,331    $     6,502    $   211,892    $   137,259    $    39,898    $   898,083    $   200,346    $    96,132    $   499,894
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                    PIONEER VARIABLE CONTRACTS TRUST
                                                                           --------------------------------------------------------
                                                                           EQUITY                               HIGH       MID CAP
                                                                           INCOME      EUROPE       FUND      YIELD (A)   VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $    427    $     --    $    408    $  3,945    $     --
Expenses:
   Mortality and expense risk fees .....................................       156          --         222          --          --
   Administrative fees .................................................        20          --          29          --          --
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       176          --         251          --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................       251          --         157       3,945          --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................       190          (5)        323        (169)       (104)
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...       190          (5)        323        (169)       (104)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
      portfolio shares .................................................     1,110       4,686       1,340       2,716         131
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $  1,551    $  4,681    $  1,820    $  6,492    $     27
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                    PIONEER VARIABLE CONTRACTS TRUST
                                                                           --------------------------------------------------------
                                                                           EQUITY                               HIGH       MID CAP
                                                                           INCOME      EUROPE       FUND      YIELD (A)   VALUE (A)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $    251    $     --    $    157    $  3,945    $     --
   Net realized gain (loss) on investments in portfolio shares .........       190          (5)        323        (169)       (104)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................     1,110       4,686       1,340       2,716         131
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............     1,551       4,681       1,820       6,492          27
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................    (9,591)     55,076      34,338      55,520      38,484
   Contract redemptions ................................................    (1,922)       (306)     (1,575)       (291)        (33)
   Net transfers .......................................................    43,231     111,420         215     649,288     (23,000)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................    31,718     166,190      32,978     704,517      15,451
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................    33,269     170,871      34,798     711,009      15,478
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................     1,820          --      20,217          --          --
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 35,089    $170,871    $ 55,015    $711,009    $ 15,478
===================================================================================================================================

a)    For the period May 4, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

  PIONEER
 VARIABLE
 CONTRACTS       POTOMAC
   TRUST        INSURANCE               ROYCE
(CONTINUED)       TRUST              CAPITAL FUND                                   RYDEX VARIABLE TRUST
-----------    -----------    --------------------------    -----------------------------------------------------------------------
                                                               CLS            CLS
   MONEY       DYNAMIC VP                                   ADVISORONE     ADVISORONE                                      BASIC
 MARKET (A)    HY BOND (A)     MICRO-CAP      SMALL-CAP     AMERIGO (A)    CLERMONT (A)     ARKTOS         BANKING       MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------
$     2,023    $     1,183    $       561    $        --    $        --    $        --    $        --    $        --    $       569
         --             --            487          1,063             --             --             38              1             29
         --             --             63            139             --             --              5              1              4
-----------------------------------------------------------------------------------------------------------------------------------
         --             --            550          1,202             --             --             43              2             33
-----------------------------------------------------------------------------------------------------------------------------------
      2,023          1,183             11         (1,202)            --             --            (43)            (2)           536
-----------------------------------------------------------------------------------------------------------------------------------
         --             --           (275)         4,322          4,764              5       (115,770)        (2,149)       (22,778)
         --             --            875          1,415             --             --             --             --         23,133
         --             --            820          2,013             --             --             --             --            393
         --             --          1,420          7,750          4,764              5       (115,770)        (2,149)           748
-----------------------------------------------------------------------------------------------------------------------------------
         --           (233)         5,724          9,705         42,831          3,096            818            (99)           764
-----------------------------------------------------------------------------------------------------------------------------------
$     2,023    $       950    $     7,155    $    16,253    $    47,595    $     3,101    $  (114,995)   $    (2,250)   $     2,048
===================================================================================================================================

  PIONEER
 VARIABLE
 CONTRACTS       POTOMAC
   TRUST        INSURANCE               ROYCE
(CONTINUED)       TRUST              CAPITAL FUND                                   RYDEX VARIABLE TRUST
-----------    -----------    --------------------------    -----------------------------------------------------------------------
                                                               CLS            CLS
   MONEY       DYNAMIC VP                                   ADVISORONE     ADVISORONE                                      BASIC
 MARKET (A)    HY BOND (A)     MICRO-CAP      SMALL-CAP     AMERIGO (A)    CLERMONT (A)     ARKTOS         BANKING       MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------
$     2,023    $     1,183    $        11    $    (1,202)   $        --    $        --    $       (43)   $        (2)   $       536
         --             --          1,420          7,750          4,764              5       (115,770)        (2,149)           748
         --           (233)         5,724          9,705         42,831          3,096            818            (99)           764
-----------------------------------------------------------------------------------------------------------------------------------
      2,023            950          7,155         16,253         47,595          3,101       (114,995)        (2,250)         2,048
-----------------------------------------------------------------------------------------------------------------------------------
  1,380,086             --         67,472        234,666       (191,553)        29,919            (34)             1              1
       (126)            --         (1,883)       (16,444)        (1,986)          (953)          (425)          (431)        (2,245)
 (1,313,311)        95,130          5,242          8,758        842,581        102,600        339,215         12,995         54,918
-----------------------------------------------------------------------------------------------------------------------------------
     66,649         95,130         70,831        226,980        649,042        131,566        338,756         12,565         52,674
-----------------------------------------------------------------------------------------------------------------------------------
     68,672         96,080         77,986        243,233        696,637        134,667        223,761         10,315         54,722
-----------------------------------------------------------------------------------------------------------------------------------
         --             --         41,912        104,186             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$    68,672    $    96,080    $   119,898    $   347,419    $   696,637    $   134,667    $   223,761    $    10,315    $    54,722
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                          BIOTECH-    COMMODI-    CONSUMER
                                                                           NOLOGY     TIES (A)    PRODUCTS   ELECTRONICS   ENERGY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     19    $     --    $     --    $      7
Expenses:
   Mortality and expense risk fees .....................................         6          --          --          59         202
   Administrative fees .................................................        --          --          --           8          27
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................         6          --          --          67         229
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................        (6)         19          --         (67)       (222)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................    (4,961)       (409)       (121)     33,071      (2,387)
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --       1,755
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          57
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...    (4,961)       (409)       (121)     33,071        (575)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................      (436)         --          --      (1,167)       (356)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ (5,403)   $   (390)   $   (121)   $ 31,837    $ (1,153)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                          BIOTECH-    COMMODI-    CONSUMER
                                                                           NOLOGY     TIES (A)    PRODUCTS   ELECTRONICS   ENERGY
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $     (6)   $     19    $     --    $    (67)   $   (222)
   Net realized gain (loss) on investments in portfolio shares .........    (4,961)       (409)       (121)     33,071        (575)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................      (436)         --          --      (1,167)       (356)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    (5,403)       (390)       (121)     31,837      (1,153)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................    43,008           1          --          --           1
   Contract redemptions ................................................      (327)         --          --        (275)     (6,831)
   Net transfers .......................................................    14,671         389         121      18,525      19,288
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................    57,352         390         121      18,250      12,458
----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................    51,949          --          --      50,087      11,305
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 51,949    $     --    $     --    $ 50,087    $ 11,305
==================================================================================================================================

a)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             INVERSE
  ENERGY        FINANCIAL       HEALTH                       DYNAMIC         INVERSE        INVERSE                     LARGE-CAP
 SERVICES        SERVICES        CARE          INTERNET       DOW 30         MID-CAP       SMALL-CAP        JUNO          EUROPE
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $       244    $        --    $        --    $       233    $       416    $       478    $        --    $        43
        160             20             35             --             --             --             --            310             64
         21              2              4             --             --             --             --             41              8
-----------------------------------------------------------------------------------------------------------------------------------
        181             22             39             --             --             --             --            351             72
-----------------------------------------------------------------------------------------------------------------------------------
       (181)           222            (39)            --            233            416            478           (351)           (29)
-----------------------------------------------------------------------------------------------------------------------------------
     (3,806)        (1,361)           475          2,575           (189)         1,137         (7,071)        (8,804)        (3,144)
         --          1,645             --             --             --             --             --             --             63
         --            327             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     (3,806)           611            475          2,575           (189)         1,137         (7,071)        (8,804)        (3,081)
-----------------------------------------------------------------------------------------------------------------------------------
     18,192             --             86            (80)            --             --            (93)         3,360            929
-----------------------------------------------------------------------------------------------------------------------------------
$    14,205    $       833    $       522    $     2,495    $        44    $     1,553    $    (6,686)   $    (5,795)   $    (2,181)
===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             INVERSE
  ENERGY        FINANCIAL       HEALTH                       DYNAMIC         INVERSE        INVERSE                     LARGE-CAP
 SERVICES        SERVICES        CARE          INTERNET       DOW 30         MID-CAP       SMALL-CAP        JUNO          EUROPE
-----------------------------------------------------------------------------------------------------------------------------------
$      (181)   $       222    $       (39)   $        --    $       233    $       416    $       478    $      (351)   $       (29)
     (3,806)           611            475          2,575           (189)         1,137         (7,071)        (8,804)        (3,081)
     18,192             --             86            (80)            --             --            (93)         3,360            929
-----------------------------------------------------------------------------------------------------------------------------------
     14,205            833            522          2,495             44          1,553         (6,686)        (5,795)        (2,181)
-----------------------------------------------------------------------------------------------------------------------------------
     43,007              1              2              2         14,336          7,167          7,224        187,353        187,355
       (278)            (7)           (56)          (372)            (2)           (98)          (208)        (5,317)        (6,132)
    274,537           (827)        24,066         15,152        (14,378)        (8,622)       121,802        100,788       (174,081)
-----------------------------------------------------------------------------------------------------------------------------------
    317,266           (833)        24,012         14,782            (44)        (1,553)       128,818        282,824          7,142
-----------------------------------------------------------------------------------------------------------------------------------
    331,471             --         24,534         17,277             --             --        122,132        277,029          4,961
-----------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --             --             --         47,654         13,078
-----------------------------------------------------------------------------------------------------------------------------------
$   331,471    $        --    $    24,534    $    17,277    $        --    $        --    $   122,132    $   324,683    $    18,039
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                          LARGE-CAP  LARGE-CAP   LARGE-CAP  LONG DYNAMIC
                                                                           GROWTH      JAPAN       VALUE       DOW 30      MEDIUS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     38    $     --    $  1,146    $    236    $     --
Expenses:
   Mortality and expense risk fees .....................................        --         182          30         243         235
   Administrative fees .................................................        --          23           4          32          30
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................        --         205          34         275         265
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................        38        (205)      1,112         (39)       (265)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................       517      (1,503)     (1,369)     (7,151)     22,219
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................       668          --       4,607       2,097          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        10          --         484       1,320          80
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     1,195      (1,503)      3,722      (3,734)     22,299
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................      (307)     18,753      (1,731)       (267)      1,044
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $    926    $ 17,045    $  3,103    $ (4,040)   $ 23,078
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                          LARGE-CAP  LARGE-CAP   LARGE-CAP  LONG DYNAMIC
                                                                           GROWTH      JAPAN       VALUE       DOW 30      MEDIUS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $     38    $   (205)   $  1,112    $    (39)   $   (265)
   Net realized gain (loss) on investments in portfolio shares .........     1,195      (1,503)      3,722      (3,734)     22,299
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................      (307)     18,753      (1,731)       (267)      1,044
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............       926      17,045       3,103      (4,040)     23,078
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................        --      31,549      62,500      10,011         (42)
   Contract redemptions ................................................   (11,520)     (4,447)    (43,232)     (3,793)       (903)
   Net transfers .......................................................    44,735     202,157     105,134      16,606       5,980
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................    33,215     229,259     124,402      22,824       5,035
----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................    34,141     246,304     127,505      18,784      28,113
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --      20,897          --          --      23,087
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 34,141    $267,201    $127,505    $ 18,784    $ 51,200
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                 MID-CAP        MID-CAP                                     PRECIOUS         REAL                         SECTOR
   MEKROS        GROWTH          VALUE          NOVA            OTC          METALS         ESTATE       RETAILING       ROTATION
-----------------------------------------------------------------------------------------------------------------------------------
$    98,844    $        --    $       291    $        71    $        --    $        --    $       559    $        --    $        --
        581             --              8            303          1,384             55             98             --             --
         75             --              1             40            181              8             13             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        656             --              9            343          1,565             63            111             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     98,188             --            282           (272)        (1,565)           (63)           448             --             --
-----------------------------------------------------------------------------------------------------------------------------------
   (428,873)        12,525           (632)       (18,413)       (10,460)         6,301         (1,946)         6,220          2,014
         --             --         12,921             --             --             --             --             --             --
         --             --          1,753             --             --             --             --            311             --
-----------------------------------------------------------------------------------------------------------------------------------
   (428,873)        12,525         14,042        (18,413)       (10,460)         6,301         (1,946)         6,531          2,014
-----------------------------------------------------------------------------------------------------------------------------------
        622            424        (10,715)        (1,015)       (78,123)        15,025           (465)            --          2,253
-----------------------------------------------------------------------------------------------------------------------------------
$  (330,063)   $    12,949    $     3,609    $   (19,700)   $   (90,148)   $    21,263    $    (1,963)   $     6,531    $     4,267
===================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                 MID-CAP        MID-CAP                                     PRECIOUS         REAL                         SECTOR
   MEKROS        GROWTH          VALUE          NOVA            OTC          METALS         ESTATE       RETAILING       ROTATION
-----------------------------------------------------------------------------------------------------------------------------------
$    98,188    $        --    $       282    $      (272)   $    (1,565)   $       (63)   $       448    $        --    $        --
   (428,873)        12,525         14,042        (18,413)       (10,460)         6,301         (1,946)         6,531          2,014
        622            424        (10,715)        (1,015)       (78,123)        15,025           (465)            --          2,253
-----------------------------------------------------------------------------------------------------------------------------------
   (330,063)        12,949          3,609        (19,700)       (90,148)        21,263         (1,963)         6,531          4,267
-----------------------------------------------------------------------------------------------------------------------------------
      3,231         12,500             (1)          (205)        10,114         24,337             --             --              1
    (18,359)       (13,940)       (19,054)        (4,013)        (3,169)        (1,277)           (32)           (29)        (2,244)
    341,425        223,687        193,840       (557,050)     3,435,891        275,429         14,224         (6,502)        47,030
-----------------------------------------------------------------------------------------------------------------------------------
    326,297        222,247        174,785       (561,268)     3,442,836        298,489         14,192         (6,531)        44,787
-----------------------------------------------------------------------------------------------------------------------------------
     (3,766)       235,196        178,394       (580,968)     3,352,688        319,752         12,229             --         49,054
-----------------------------------------------------------------------------------------------------------------------------------
     59,628             --             --        621,763        699,976             --          6,783             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$    55,862    $   235,196    $   178,394    $    40,795    $ 4,052,664    $   319,752    $    19,012    $        --    $    49,054
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                          ----------------------------------------------------------
                                                                                                  STRENG-
                                                                          SMALL-CAP   SMALL-CAP   THENING                 TELECOM-
                                                                           GROWTH       VALUE     DOLLAR (A) TECHNOLOGY  MUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     --    $    485    $     --    $     --
Expenses:
   Mortality and expense risk fees .....................................        --           8          --          --          --
   Administrative fees .................................................        --           1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................        --           9          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................        --          (9)        485          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................    (6,971)     (2,248)      4,014        (191)       (634)
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................     7,381       6,930          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................       348         674          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...       758       5,356       4,014        (191)       (634)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................      (237)     (3,942)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $    521    $  1,405    $  4,499    $   (191)   $   (634)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                          ----------------------------------------------------------
                                                                                                  STRENG-
                                                                          SMALL-CAP   SMALL-CAP   THENING                 TELECOM-
                                                                           GROWTH       VALUE     DOLLAR (A) TECHNOLOGY  MUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $     --    $     (9)   $    485    $     --    $     --
   Net realized gain (loss) on investments in portfolio shares .........       758       5,356       4,014        (191)       (634)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................      (237)     (3,942)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............       521       1,405       4,499        (191)       (634)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................   229,498          (2)          2          --          --
   Contract redemptions ................................................    (6,825)    (14,621)         --          (4)         --
   Net transfers .......................................................  (192,557)     51,565      (4,501)        195         634
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................    30,116      36,942      (4,499)        191         634
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................    30,637      38,347          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 30,637    $ 38,347    $     --    $     --    $     --
====================================================================================================================================

a)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.
b)    For the period May 4, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

                                                                                                                         SALOMON
                                                                                                                         BROTHERS
                                                                                                                         VARIABLE
                                       RYDEX VARIABLE TRUST (CONTINUED)                                                 SERIES FUND
--------------------------------------------------------------------------------------------------------------------    -----------
                                                U.S.
                                  U.S.       GOVERNMENT
                               GOVERNMENT       MONEY                                                     WEAKENING     AGGRESSIVE
 TITAN 500   TRANSPORTATION       BOND         MARKET          URSA         UTILITIES     VELOCITY 100    DOLLAR (A)     GROWTH (B)
-----------------------------------------------------------------------------------------------------------------------------------
$         2    $        --    $    17,347    $    99,102    $        --    $       493    $        --    $        --    $        --
        238             30             --            168             16            295            610             --             --
         32              4             --             21              2             38             80             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        270             34             --            189             18            333            690             --             --
-----------------------------------------------------------------------------------------------------------------------------------
       (268)           (34)        17,347         98,913            (18)           160           (690)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
     (6,450)         1,621       (150,609)            --          6,798         (1,883)      (108,491)        (2,989)            --
        111             --             --             --             --             --             --             --             --
        105             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     (6,234)         1,621       (150,609)            --          6,798         (1,883)      (108,491)        (2,989)            --
-----------------------------------------------------------------------------------------------------------------------------------
       (996)           783          1,232             --             --         (1,286)        (9,645)            --            133
-----------------------------------------------------------------------------------------------------------------------------------
$    (7,498)   $     2,370    $  (132,030)   $    98,913    $     6,780    $    (3,009)   $  (118,826)   $    (2,989)   $       133
===================================================================================================================================

                                                                                                                         SALOMON
                                                                                                                         BROTHERS
                                                                                                                         VARIABLE
                                       RYDEX VARIABLE TRUST (CONTINUED)                                                 SERIES FUND
--------------------------------------------------------------------------------------------------------------------    -----------
                                                U.S.
                                  U.S.       GOVERNMENT
                               GOVERNMENT       MONEY                                                     WEAKENING     AGGRESSIVE
 TITAN 500   TRANSPORTATION       BOND         MARKET          URSA         UTILITIES     VELOCITY 100    DOLLAR (A)     GROWTH (B)
-----------------------------------------------------------------------------------------------------------------------------------
$      (268)   $       (34)   $    17,347    $    98,913    $       (18)   $       160    $      (690)   $        --    $        --
     (6,234)         1,621       (150,609)            --          6,798         (1,883)      (108,491)        (2,989)            --
       (996)           783          1,232             --             --         (1,286)        (9,645)            --            133
-----------------------------------------------------------------------------------------------------------------------------------
     (7,498)         2,370       (132,030)        98,913          6,780         (3,009)      (118,826)        (2,989)           133
-----------------------------------------------------------------------------------------------------------------------------------
        307             (1)         3,574     22,231,225              1         21,292         (2,435)            --             (1)
     (2,750)           (41)          (273)      (451,218)           (12)       (45,714)        (7,458)            --             (1)
   (496,940)        35,613        300,779    (12,755,837)        93,231        133,663         25,383          2,989          5,951
-----------------------------------------------------------------------------------------------------------------------------------
   (499,383)        35,571        304,080      9,024,170         93,220        109,241         15,490          2,989          5,949
-----------------------------------------------------------------------------------------------------------------------------------
   (506,881)        37,941        172,050      9,123,083        100,000        106,232       (103,336)            --          6,082
-----------------------------------------------------------------------------------------------------------------------------------
    594,030          7,152             --         83,066             --         34,698        716,341             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$    87,149    $    45,093    $   172,050    $ 9,206,149    $   100,000    $   140,930    $   613,005    $        --    $     6,082
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 SALOMON BROTHERS
                                                                          VARIABLE SERIES FUND (CONTINUED)    SELIGMAN PORTFOLIOS
                                                                          --------------------------------  -----------------------
                                                                                                              COMMUNI-
                                                                                                              CATIONS
                                                                         HIGH YIELD   LARGE CAP   STRATEGIC      AND       GLOBAL
                                                                          BOND (A)     GROWTH       BOND    INFORMATION  TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $ 30,122    $     --    $  4,593    $     --    $     --
Expenses:
   Mortality and expense risk fees .....................................        --          13         600          10          19
   Administrative fees .................................................        --           2          79           2           2
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................        --          15         679          12          21
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................    30,122         (15)      3,914         (12)        (21)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................     2,975        (543)       (388)        135          95
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................     2,023          --       1,090          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................     6,370          --       1,339          --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...    11,368        (543)      2,041         135          95
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................   (30,743)         --      (5,239)        (93)        (14)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 10,747    $   (558)   $    716    $     30    $     60
-----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                 SALOMON BROTHERS
                                                                          VARIABLE SERIES FUND (CONTINUED)    SELIGMAN PORTFOLIOS
                                                                          --------------------------------  -----------------------
                                                                                                              COMMUNI-
                                                                                                              CATIONS
                                                                         HIGH YIELD   LARGE CAP   STRATEGIC      AND       GLOBAL
                                                                          BOND (A)     GROWTH       BOND    INFORMATION  TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income ...............................................  $ 30,122    $    (15)   $  3,914    $    (12)   $    (21)
   Net realized gain (loss) on investments in portfolio shares .........    11,368        (543)      2,041         135          95
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................   (30,743)         --      (5,239)        (93)        (14)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    10,747        (558)        716          30          60
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .................        --          --      80,242          --          --
   Contract redemptions ................................................       (10)         --        (147)       (604)       (613)
   Net transfers .......................................................   497,853         558      (8,924)         --          --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................   497,843         558      71,171        (604)       (613)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ....................................   508,590          --      71,887        (574)       (553)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --      52,120       1,503       1,755
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $508,590    $     --    $124,007    $    929    $  1,202
-----------------------------------------------------------------------------------------------------------------------------------

a)    For the period May 4, 2005 (inception of fund) through December 31, 2005.
b) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery Fund).
c)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

   The accompanying notes are an integral part of these financial statements.

   STRONG             THIRD
  VARIABLE           AVENUE                                                                                   VARIABLE
 INSURANCE          VARIABLE                                 VAN ECK WORLDWIDE                               INSURANCE
   FUNDS          SERIES TRUST                                INSURANCE TRUST                                  FUNDS
-----------       ------------      -----------------------------------------------------------------       ------------
                                                                                                               CHOICE
   MID CAP                                             EMERGING             HARD             REAL              MARKET
GROWTH II (B)        VALUE              BOND            MARKETS            ASSETS           ESTATE           NEUTRAL (C)
------------------------------------------------------------------------------------------------------------------------
$        --       $     1,607       $     2,487       $     1,645       $        42       $       646       $        --
        644               749               155             1,780               148               355               316
         84                98                21               232                19                46                41
------------------------------------------------------------------------------------------------------------------------
        728               847               176             2,012               167               401               357
------------------------------------------------------------------------------------------------------------------------
       (728)              760             2,311              (367)             (125)              245              (357)
------------------------------------------------------------------------------------------------------------------------
     49,651             4,385               277            52,344             4,047               573           (20,285)
         --             1,318                --                --                --               127                --
         --             1,298                --                --                --               178                --
------------------------------------------------------------------------------------------------------------------------
     49,651             7,001               277            52,344             4,047               878           (20,285)
------------------------------------------------------------------------------------------------------------------------
    (61,901)           13,016            (3,201)            4,493            28,475             4,609            18,108
------------------------------------------------------------------------------------------------------------------------
$   (12,978)      $    20,777       $      (613)      $    56,470       $    32,397       $     5,732       $    (2,534)
========================================================================================================================

   STRONG             THIRD
  VARIABLE           AVENUE                                                                                   VARIABLE
 INSURANCE          VARIABLE                                 VAN ECK WORLDWIDE                               INSURANCE
   FUNDS          SERIES TRUST                                INSURANCE TRUST                                  FUNDS
-----------       ------------      -----------------------------------------------------------------       ------------
                                                                                                               CHOICE
   MID CAP                                             EMERGING             HARD             REAL              MARKET
GROWTH II (B)        VALUE              BOND            MARKETS            ASSETS           ESTATE           NEUTRAL (C)
------------------------------------------------------------------------------------------------------------------------
$      (728)      $       760       $     2,311       $      (367)      $      (125)      $       245       $      (357)
     49,651             7,001               277            52,344             4,047               878           (20,285)
    (61,901)           13,016            (3,201)            4,493            28,475             4,609            18,108
------------------------------------------------------------------------------------------------------------------------
    (12,978)           20,777              (613)           56,470            32,397             5,732            (2,534)
------------------------------------------------------------------------------------------------------------------------
        600           185,988            15,242            19,898            14,160            14,159                 1
    (21,035)             (571)          (17,645)          (14,516)             (116)               (6)           (5,063)
   (196,516)          178,222           (15,182)           12,662           251,073           (14,261)          (77,101)
------------------------------------------------------------------------------------------------------------------------
   (216,951)          363,639           (17,585)           18,044           265,117              (108)          (82,163)
------------------------------------------------------------------------------------------------------------------------
   (229,929)          384,416           (18,198)           74,514           297,514             5,624           (84,697)
------------------------------------------------------------------------------------------------------------------------
    229,929            42,130            36,729           194,977            10,742            30,189            84,697
------------------------------------------------------------------------------------------------------------------------
$        --       $   426,546       $    18,531       $   269,491       $   308,256       $    35,813       $        --
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                            WELLS FARGO
                                                                                             ADVANTAGE
                                                                                        VARIABLE TRUST FUNDS
                                                                                   --------------------------------    -----------
                                                                                                                         COMBINED
                                                                                   DISCOVERY (A)    OPPORTUNITY (B)       TOTAL
-------------------------------------------------------------------------------------------------------------------    -----------
Investment income:
   Income dividends from investments in portfolio shares .....................     $        --       $        --       $   866,829
Expenses:
   Mortality and expense risk fees ...........................................           1,281             1,001            52,536
   Administrative fees .......................................................             167               131             6,855
-------------------------------------------------------------------------------------------------------------------    -----------
      Total expenses .........................................................           1,448             1,132            59,391
-------------------------------------------------------------------------------------------------------------------    -----------
         Net investment income (expense) .....................................          (1,448)           (1,132)          807,438
-------------------------------------------------------------------------------------------------------------------    -----------
Net realized gains (losses) on investments in portfolio shares:
            Net realized gains (losses) on sales of investments in
                        portfolio shares .....................................          (1,978)            7,520          (531,683)
   Net realized short-term capital gain distributions from investments in
      portfolio shares .......................................................              --                --            99,703
   Net realized long-term capital gain distributions from investments in
   portfolio shares ..........................................................              --                --           137,010
-------------------------------------------------------------------------------------------------------------------    -----------
         Net realized gain (loss) on investments in portfolio shares .........          (1,978)            7,520          (294,970)
-------------------------------------------------------------------------------------------------------------------    -----------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ..........................................................          21,242             4,178          (309,928)
-------------------------------------------------------------------------------------------------------------------    -----------
         Net increase (decrease) in net assets from operations ...............     $    17,816       $    10,566       $   202,540
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                            WELLS FARGO
                                                                                             ADVANTAGE
                                                                                        VARIABLE TRUST FUNDS
                                                                                   --------------------------------    -----------
                                                                                                                         COMBINED
                                                                                   DISCOVERY (A)    OPPORTUNITY (B)       TOTAL
-------------------------------------------------------------------------------------------------------------------    -----------
Changes from operations:
   Net investment income .....................................................     $    (1,448)      $    (1,132)      $   807,438
   Net realized gain (loss) on investments in portfolio shares ...............          (1,978)            7,520          (294,970)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ....................................................          21,242             4,178          (309,928)
-------------------------------------------------------------------------------------------------------------------    -----------
      Net increase (decrease) in net assets from operations ..................          17,816            10,566           202,540
-------------------------------------------------------------------------------------------------------------------    -----------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......................          11,700            90,709        42,840,228
   Contract redemptions ......................................................         (62,743)          (16,358)       (9,260,127)
   Net transfers .............................................................         196,393            (8,364)               (6)
-------------------------------------------------------------------------------------------------------------------    -----------
      Net increase (decrease) in net assets from contract owners'
         transactions ........................................................         145,350            65,987        33,580,095
-------------------------------------------------------------------------------------------------------------------    -----------
         Net increase in net assets ..........................................         163,166            76,553        33,782,635
-------------------------------------------------------------------------------------------------------------------    -----------
Net assets, beginning of period ..............................................              --           100,402        12,022,347
-------------------------------------------------------------------------------------------------------------------    -----------
            Net assets, end of period ........................................     $   163,166       $   176,955       $45,804,982
==================================================================================================================================

a)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.
b) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

   The accompanying notes are an integral part of these financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             40|86 SERIES TRUST
                                                                          --------------------------------------------------------
                                                                                                    FIXED               GOVERNMENT
                                                                          BALANCED     EQUITY      INCOME     FOCUS 20  SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $  3,656    $  1,695    $  2,297    $     --    $  5,217
Expenses:
   Mortality and expense risk fees .....................................     2,200       5,448         660         129       1,791
   Administrative fees .................................................       286         711          86          17         234
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................     2,486       6,159         746         146       2,025
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................     1,170      (4,464)      1,551        (146)      3,192
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .................................................     4,340      20,070        (604)      4,129        (594)
   Net realized short-term capital gain distributions from investments in
      portfolio shares .................................................        --          --          --          --          --
   Net realized long-term capital gain distributions from investments in
      portfolio shares .................................................        --       1,830          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     4,340      21,900        (604)      4,129        (594)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments in
   portfolio shares ....................................................    10,561      71,081         699      (3,485)       (811)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 16,071    $ 88,517    $  1,646    $    498    $  1,787
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             40|86 SERIES TRUST
                                                                          --------------------------------------------------------
                                                                                                    FIXED               GOVERNMENT
                                                                          BALANCED     EQUITY      INCOME     FOCUS 20  SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $  1,170    $ (4,464)   $  1,551    $   (146)   $  3,192
   Net realized gain (loss) on investments in portfolio shares .........     4,340      21,900        (604)      4,129        (594)
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................    10,561      71,081         699      (3,485)       (811)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    16,071      88,517       1,646         498       1,787
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................        --      36,177       2,401          --       4,000
   Contract redemptions ................................................   (44,810)    (27,444)       (681)        (87)    (36,264)
   Net transfers .......................................................      (205)    (37,558)    (55,696)    (28,998)         --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ..................................................   (45,015)    (28,825)    (53,976)    (29,085)    (32,264)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................   (28,944)     59,692     (52,330)    (28,587)    (30,477)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................   204,867     462,545      94,004      35,193     159,014
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $175,923    $522,237    $ 41,674    $  6,606    $128,537
==================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004 and effective July 1, 2005, the fund was renamed Global Health Care.
d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

    40|86 SERIES TRUST
       (CONTINUED)                                             AIM VARIABLE INSURANCE FUNDS
--------------------------    -----------------------------------------------------------------------------------------------------
   HIGH            MONEY                        CORE         FINANCIAL       HEALTH          HIGH          MID CAP         REAL
   YIELD          MARKET      BASIC VALUE     STOCK (A)     SERVICES (B)   SCIENCES (C)    YIELD (D)     CORE EQUITY     ESTATE (E)
-----------------------------------------------------------------------------------------------------------------------------------
$       774    $    14,305    $        --    $       111    $        --    $        --    $       112    $        --    $       656
        135         16,137             39            154            109             50             28             22            645
         17          2,105              6             20             14              6              4              3             85
-----------------------------------------------------------------------------------------------------------------------------------
        152         18,242             45            174            123             56             32             25            730
-----------------------------------------------------------------------------------------------------------------------------------
        622         (3,937)           (45)           (63)          (123)           (56)            80            (25)           (74)
-----------------------------------------------------------------------------------------------------------------------------------
        112             --           (361)          (356)           (85)          (376)             1           (442)         4,167
        414             --             --             --             --             --             --             --          1,219
        214             --             --             --             --             --             --             --            220
-----------------------------------------------------------------------------------------------------------------------------------
        740             --           (361)          (356)           (85)          (376)             1           (442)         5,606
-----------------------------------------------------------------------------------------------------------------------------------
       (444)            --             --            701           (319)           (27)           212             --         18,190
-----------------------------------------------------------------------------------------------------------------------------------
$       918    $    (3,937)   $      (406)   $       282    $      (527)   $      (459)   $       293    $      (467)   $    23,722
===================================================================================================================================

    40|86 SERIES TRUST
       (CONTINUED)                                             AIM VARIABLE INSURANCE FUNDS
--------------------------    -----------------------------------------------------------------------------------------------------
   HIGH            MONEY                        CORE         FINANCIAL       HEALTH          HIGH          MID CAP         REAL
   YIELD          MARKET      BASIC VALUE     STOCK (A)     SERVICES (B)   SCIENCES (C)    YIELD (D)     CORE EQUITY     ESTATE (E)
-----------------------------------------------------------------------------------------------------------------------------------
$       622    $    (3,937)   $       (45)   $       (63)   $      (123)   $       (56)   $        80    $       (25)   $       (74)
        740             --           (361)          (356)           (85)          (376)             1           (442)         5,606
       (444)            --             --            701           (319)           (27)           212             --         18,190
-----------------------------------------------------------------------------------------------------------------------------------
        918         (3,937)          (406)           282           (527)          (459)           293           (467)        23,722
-----------------------------------------------------------------------------------------------------------------------------------
         (4)       363,799           (331)            --              3            200             (6)             2         44,070
        (49)    (3,209,051)            --         (4,612)        (8,245)        (2,085)            --             --           (707)
        255      3,642,393            737             --          5,451          2,985          3,622            465         16,443
-----------------------------------------------------------------------------------------------------------------------------------
        202        797,141            406         (4,612)        (2,791)         1,100          3,616            467         59,806
-----------------------------------------------------------------------------------------------------------------------------------
      1,120        793,204             --         (4,330)        (3,318)           641          3,909             --         83,528
-----------------------------------------------------------------------------------------------------------------------------------
     12,314      4,113,005             --         17,319          3,338          2,009             --             --          8,832
-----------------------------------------------------------------------------------------------------------------------------------
$    13,434    $ 4,906,209    $        --    $    12,989    $        20    $     2,650    $     3,909    $        --    $    92,360
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            AIM
                                                                         VARIABLE
                                                                      INSURANCE FUNDS
                                                                        (CONTINUED)           THE ALGER AMERICAN FUND
                                                                      --------------- ---------------------------------------------
                                                                                                                           SMALL
                                                                         TECHNOLOGY              LEVERAGED     MIDCAP     CAPITALI-
                                                                            (A)        GROWTH      ALLCAP      GROWTH      ZATION
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     --    $     --    $     --    $     --
Expenses:
   Mortality and expense risk fees .....................................       297         695       1,111       1,631         737
   Administrative fees .................................................        38          91         145         212          97
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       335         786       1,256       1,843         834
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................      (335)       (786)     (1,256)     (1,843)       (834)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................     3,190       6,281       7,025      16,641       2,518
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................        --          --          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     3,190       6,281       7,025      16,641       2,518
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................     4,143      (4,837)     (1,495)      1,295       4,793
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $  6,998    $    658    $  4,274    $ 16,093    $  6,477
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            AIM
                                                                         VARIABLE
                                                                      INSURANCE FUNDS
                                                                        (CONTINUED)           THE ALGER AMERICAN FUND
                                                                      --------------- ---------------------------------------------
                                                                                                                           SMALL
                                                                         TECHNOLOGY              LEVERAGED     MIDCAP     CAPITALI-
                                                                            (A)        GROWTH      ALLCAP      GROWTH      ZATION
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $   (335)   $   (786)   $ (1,256)   $ (1,843)   $   (834)
   et realized gain (loss) on investments in portfolio shares ..........     3,190       6,281       7,025      16,641       2,518
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................     4,143      (4,837)     (1,495)      1,295       4,793
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............     6,998         658       4,274      16,093       6,477
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................    51,573          38          (1)     20,672           4
   Contract redemptions ................................................    (1,865)     (8,964)     (2,578)    (32,328)     (6,697)
   Net transfers .......................................................   (27,004)     (4,460)    (22,531)    (37,726)    (20,674)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................................    22,704     (13,386)    (25,110)    (49,382)    (27,367)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................    29,702     (12,728)    (20,836)    (33,289)    (20,890)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................     1,610      71,091      93,548     177,381      81,727
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 31,312    $ 58,363    $ 72,712    $144,092    $ 60,837
===================================================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.

   The accompanying notes are an integral part of these financial statements.

 ALLIANCE
 VARIABLE                                                                                                                FEDERATED
 PRODUCTS                                                                                      DREYFUS VARIABLE          INSURANCE
  SERIES          AMERICAN CENTURY VARIABLE PORTFOLIOS                                         INVESTMENT FUND            SERIES
-----------    -----------------------------------------                                  --------------------------    -----------
                                                             DREYFUS
                                                             SOCIALLY        DREYFUS
GROWTH AND      INCOME &                                    RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL
  INCOME         GROWTH      INTERNATIONAL      VALUE         GROWTH          INDEX          STOCK          VALUE        INCOME II
-----------------------------------------------------------------------------------------------------------------------------------
$        11    $       213    $       308    $       224    $        53    $     4,589    $       367    $     1,299    $       121
         15            137            385            435            178          2,940            306          1,038             32
          2             18             51             57             24            384             40            135              4
-----------------------------------------------------------------------------------------------------------------------------------
         17            155            436            492            202          3,324            346          1,173             36
-----------------------------------------------------------------------------------------------------------------------------------
         (6)            58           (128)          (268)          (149)         1,265             21            126             85
-----------------------------------------------------------------------------------------------------------------------------------
          2          1,472          1,362          4,769           (155)        20,706           (143)         1,822              3
         --             --             --             --             --             --             --             --             --
         --             --             --            173             --             --             --          2,053             --
-----------------------------------------------------------------------------------------------------------------------------------
          2          1,472          1,362          4,942           (155)        20,706           (143)         3,875              3
-----------------------------------------------------------------------------------------------------------------------------------
        125           (191)        (2,086)         1,175            826          1,871          1,831         16,947            144
-----------------------------------------------------------------------------------------------------------------------------------
$       121    $     1,339    $      (852)   $     5,849    $       522    $    23,842    $     1,709    $    20,948    $       232
===================================================================================================================================

 ALLIANCE
 VARIABLE                                                                                                                FEDERATED
 PRODUCTS                                                                                      DREYFUS VARIABLE          INSURANCE
  SERIES          AMERICAN CENTURY VARIABLE PORTFOLIOS                                         INVESTMENT FUND            SERIES
-----------    -----------------------------------------                                  --------------------------    -----------
                                                             DREYFUS
                                                             SOCIALLY        DREYFUS
GROWTH AND      INCOME &                                    RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL
  INCOME         GROWTH      INTERNATIONAL      VALUE         GROWTH          INDEX          STOCK          VALUE        INCOME II
-----------------------------------------------------------------------------------------------------------------------------------
$        (6)   $        58    $      (128)   $      (268)   $      (149)   $     1,265    $        21    $       126    $        85
          2          1,472          1,362          4,942           (155)        20,706           (143)         3,875              3
        125           (191)        (2,086)         1,175            826          1,871          1,831         16,947            144
-----------------------------------------------------------------------------------------------------------------------------------
        121          1,339           (852)         5,849            522         23,842          1,709         20,948            232
-----------------------------------------------------------------------------------------------------------------------------------
         --           (311)            --            468             --         22,083             --         16,007             --
         --         (3,320)        (9,372)       (18,473)        (3,203)       (57,561)          (909)        (9,172)            --
         --        (21,971)       (10,078)        53,844             --        (10,893)            --         59,272             --
-----------------------------------------------------------------------------------------------------------------------------------
         --        (25,602)       (19,450)        35,839         (3,203)       (46,371)          (909)        66,107             --
-----------------------------------------------------------------------------------------------------------------------------------
        121        (24,263)       (20,302)        41,688         (2,681)       (22,529)           800         87,055            232
-----------------------------------------------------------------------------------------------------------------------------------
      1,207         31,351         28,923         24,476         16,374        295,165         27,246         60,182          2,731
-----------------------------------------------------------------------------------------------------------------------------------
$     1,328    $     7,088    $     8,621    $    66,164    $    13,693    $   272,636    $    28,046    $   147,237    $     2,963
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  INVESCO
                                                                                                  VARIABLE          JANUS
                                                                          FEDERATED INSURANCE    INVESTMENT         ASPEN
                                                                           SERIES (CONTINUED)      FUNDS            SERIES
                                                                          ---------------------  ----------  ---------------------
                                                                          HIGH        INTERNA-
                                                                          INCOME       TIONAL    HIGH YIELD             GROWTH AND
                                                                          BOND II     EQUITY II     (A)      GROWTH (B)    INCOME
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $  2,647    $     --    $    412    $    411    $    384
Expenses:
   Mortality and expense risk fees .....................................       427          71          17       3,601         673
   Administrative fees .................................................        55          10           3         469          88
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       482          81          20       4,070         761
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................     2,165         (81)        392      (3,659)       (377)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................     2,097       1,056        (314)     22,041         534
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................        --          --          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     2,097       1,056        (314)     22,041         534
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................      (750)        (53)          3     (15,575)      5,815
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $  3,512    $    922    $     81    $  2,807    $  5,972
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  INVESCO
                                                                                                  VARIABLE          JANUS
                                                                          FEDERATED INSURANCE    INVESTMENT         ASPEN
                                                                           SERIES (CONTINUED)      FUNDS            SERIES
                                                                          ---------------------  ----------  ---------------------
                                                                          HIGH        INTERNA-
                                                                          INCOME       TIONAL    HIGH YIELD             GROWTH AND
                                                                          BOND II     EQUITY II     (A)      GROWTH (B)    INCOME
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $  2,165    $    (81)   $    392    $ (3,659)   $   (377)
   Net realized gain (loss) on investments in portfolio shares .........     2,097       1,056        (314)     22,041         534
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................      (750)        (53)          3     (15,575)      5,815
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............     3,512         922          81       2,807       5,972
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................        --          --          --          29          --
   Contract redemptions ................................................    (4,580)         --      (1,582)    (11,207)     (2,042)
   Net transfers .......................................................     8,100        (109)     (3,622)    (63,480)       (275)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................................     3,520        (109)     (5,204)    (74,658)     (2,317)
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................     7,032         813      (5,123)    (71,851)      3,655
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................    28,081       7,372       5,123     344,720      59,210
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 35,113    $  8,185    $     --    $272,869    $ 62,865
==================================================================================================================================

a) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
b)    Effective May 1, 2005, the fund was renamed Janus Aspen Large Cap Growth.

   The accompanying notes are an integral part of these financial statements.

                                                               LORD
                                                LAZARD        ABBETT
               JANUS ASPEN                    RETIREMENT      SERIES                          NEUBERGER BERMAN
           SERIES (CONTINUED)                   SERIES         FUNDS                      ADVISERS MANAGEMENT TRUST
-----------------------------------------    --------------------------    --------------------------------------------------------
                                                                                            LIMITED
INTERNATIONAL    MID CAP        WORLDWIDE                   GROWTH AND                     MATURITY
   GROWTH        GROWTH          GROWTH       SMALL CAP       INCOME        FASCIANO          BOND         PARTNERS       REGENCY
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $     3,343    $        --    $     1,490    $        --    $       934    $         1    $         2
         --          2,749          3,850            424          2,020              2            304            247             29
         --            359            502             55            263             --             39             32              4
-----------------------------------------------------------------------------------------------------------------------------------
         --          3,108          4,352            479          2,283              2            343            279             33
-----------------------------------------------------------------------------------------------------------------------------------
         --         (3,108)        (1,009)          (479)          (793)            (2)           591           (278)           (31)
-----------------------------------------------------------------------------------------------------------------------------------
         --         22,791          4,746          5,076         10,709             (4)          (122)           742              5
         --             --             --             --          1,515             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
         --         22,791          4,746          5,076         12,224             (4)          (122)           742              5
-----------------------------------------------------------------------------------------------------------------------------------
         --         22,225          4,851            642          8,659             --           (608)           573            902
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $    41,908    $     8,588    $     5,239    $    20,090    $        (6)   $      (139)   $     1,037    $       876
===================================================================================================================================

                                                               LORD
                                                LAZARD        ABBETT
               JANUS ASPEN                    RETIREMENT      SERIES                          NEUBERGER BERMAN
           SERIES (CONTINUED)                   SERIES         FUNDS                      ADVISERS MANAGEMENT TRUST
-----------------------------------------    --------------------------    --------------------------------------------------------
                                                                                            LIMITED
INTERNATIONAL    MID CAP        WORLDWIDE                   GROWTH AND                     MATURITY
   GROWTH        GROWTH          GROWTH       SMALL CAP       INCOME        FASCIANO          BOND         PARTNERS       REGENCY
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $    (3,108)   $    (1,009)   $      (479)   $      (793)   $        (2)   $       591    $      (278)   $       (31)
         --         22,791          4,746          5,076         12,224             (4)          (122)           742              5
         --         22,225          4,851            642          8,659             --           (608)           573            902
-----------------------------------------------------------------------------------------------------------------------------------
         --         41,908          8,588          5,239         20,090             (6)          (139)         1,037            876
-----------------------------------------------------------------------------------------------------------------------------------
         (2)           586             --         14,227         16,032             --             --             --             --
         --         (8,473)       (15,826)          (567)       (35,359)            --            (45)        (6,500)            --
          2        (10,513)       (37,347)       (12,693)        26,696              6         (1,791)        14,281          8,792
-----------------------------------------------------------------------------------------------------------------------------------
         --        (18,400)       (53,173)           967          7,369              6         (1,836)         7,781          8,792
-----------------------------------------------------------------------------------------------------------------------------------
         --         23,508        (44,585)         6,206         27,459             --         (1,975)         8,818          9,668
-----------------------------------------------------------------------------------------------------------------------------------
         --        241,072        366,781         31,393        159,452             --         27,599          7,206             --
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $   264,580    $   322,196    $    37,599    $   186,911    $        --    $    25,624    $    16,024    $     9,668
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   PIMCO VARIABLE               PIONEER VARIABLE
                                                                                  INSURANCE TRUST               CONTRACTS TRUST
                                                                          --------------------------------    --------------------
                                                                            REAL       SHORT       TOTAL       EQUITY
                                                                           RETURN     TERM (A)     RETURN      INCOME       FUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $    380    $     24    $    752    $     35    $    134
Expenses:
   Mortality and expense risk fees .....................................       456          13         462          32         149
   Administrative fees .................................................        59           2          61           4          20
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       515          15         523          36         169
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................      (135)          9         229          (1)        (35)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................   (11,068)         --        (260)      3,295         149
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................     1,027          12         157          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        21          25         235          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...   (10,020)         37         132       3,295         149
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................       131         (49)        242      (2,944)      1,779
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $(10,024)   $     (3)   $    603    $    350    $  1,893
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   PIMCO VARIABLE               PIONEER VARIABLE
                                                                                  INSURANCE TRUST               CONTRACTS TRUST
                                                                          --------------------------------    --------------------
                                                                            REAL       SHORT       TOTAL       EQUITY
                                                                           RETURN     TERM (A)     RETURN      INCOME       FUND
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $   (135)   $      9    $    229    $     (1)   $    (35)
   Net realized gain (loss) on investments in portfolio shares .........   (10,020)         37         132       3,295         149
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................       131         (49)        242      (2,944)      1,779
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............   (10,024)         (3)        603         350       1,893
----------------------------------------------------------------------------------------------------------------------------------
   Net contract purchase payments (including breakage) .................        (5)         --          (8)         (2)         --
   Contract redemptions ................................................       (54)         --      (6,689)         --        (982)
   Net transfers .......................................................    44,225      16,386      33,181     (12,864)      8,995
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................................    44,166      16,386      26,484     (12,866)      8,013
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................    34,142      16,383      27,087     (12,516)      9,906
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --          --      14,336      10,311
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $ 34,142    $ 16,383    $ 27,087    $  1,820    $ 20,217
==================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

    ROYCE CAPITAL FUND                                            RYDEX VARIABLE TRUST
--------------------------    -----------------------------------------------------------------------------------------------------
                                                              BASIC           BIO-          ENERGY        FINANCIAL
 MICRO-CAP      SMALL-CAP      ARKTOS (A)    BANKING (A)   MATERIALS (A)  TECHNOLOGY (A) ELECTRONICS (A) SERVICES (A)  SERVICES (A)
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $        --    $        27    $        --    $        --    $        --    $        --    $        --
        336            500            112            307            428          3,110            154            260            312
         44             65             14             40             55            405             20             34             40
-----------------------------------------------------------------------------------------------------------------------------------
        380            565            126            347            483          3,515            174            294            352
-----------------------------------------------------------------------------------------------------------------------------------
       (380)          (565)          (126)          (320)          (483)        (3,515)          (174)          (294)          (352)
-----------------------------------------------------------------------------------------------------------------------------------
        171          1,002         10,677         (5,831)        18,100        (47,273)        12,369         17,336         (6,525)
        484          2,299             --            208             --             --             --             --             --
      2,526          1,612             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      3,181          4,913         10,677         (5,623)        18,100        (47,273)        12,369         17,336         (6,525)
-----------------------------------------------------------------------------------------------------------------------------------
      1,744          7,516             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$     4,545    $    11,864    $    10,551    $    (5,943)   $    17,617    $   (50,788)   $    12,195    $    17,042    $    (6,877)
===================================================================================================================================

    ROYCE CAPITAL FUND                                            RYDEX VARIABLE TRUST
--------------------------    -----------------------------------------------------------------------------------------------------
                                                              BASIC           BIO-          ENERGY        FINANCIAL
 MICRO-CAP      SMALL-CAP      ARKTOS (A)    BANKING (A)   MATERIALS (A)  TECHNOLOGY (A) ELECTRONICS (A) SERVICES (A)  SERVICES (A)
-----------------------------------------------------------------------------------------------------------------------------------
$      (380)   $      (565)   $      (126)   $      (320)   $      (483)   $    (3,515)   $      (174)   $      (294)   $      (352)
      3,181          4,913         10,677         (5,623)        18,100        (47,273)        12,369         17,336         (6,525)
      1,744          7,516             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      4,545         11,864         10,551         (5,943)        17,617        (50,788)        12,195         17,042         (6,877)
-----------------------------------------------------------------------------------------------------------------------------------
     15,344         15,211             --            805             (1)       968,138             --             --         (3,013)
     (2,598)        (2,575)            --             --             --             --             --             --             --
      3,809         58,779        (10,551)         5,138        (17,616)      (917,350)       (12,195)       (17,042)         9,890
-----------------------------------------------------------------------------------------------------------------------------------
     16,555         71,415        (10,551)         5,943        (17,617)        50,788        (12,195)       (17,042)         6,877
-----------------------------------------------------------------------------------------------------------------------------------
     21,100         83,279             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     20,812         20,907             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$    41,912    $   104,186    $        --    $        --    $        --    $        --    $        --    $        --    $        --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                           HEALTH                            LARGE CAP   LARGE CAP
                                                                          CARE (A)  INTERNET (A)    JUNO     EUROPE (A)  GROWTH (B)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     --    $     --    $  1,780    $     --
Expenses:
   Mortality and expense risk fees .....................................     1,270         362         349          18         605
   Administrative fees .................................................       165          47          46           3          79
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................     1,435         409         395          21         684
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................    (1,435)       (409)       (395)      1,759        (684)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................    55,314     (31,214)        (41)          1      35,020
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................        --          --          86          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        --          --         231          11          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...    55,314     (31,214)        276          12      35,020
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................        --          --      (4,526)       (925)         --
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 53,879    $(31,623)   $ (4,645)   $    846    $ 34,336
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                          --------------------------------------------------------
                                                                           HEALTH                            LARGE CAP   LARGE CAP
                                                                          CARE (A)  INTERNET (A)    JUNO     EUROPE (A)  GROWTH (B)
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $ (1,435)   $   (409)   $   (395)   $  1,759    $   (684)
      Net realized gain (loss) on investments in portfolio shares ......    55,314     (31,214)        276          12      35,020
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................        --          --      (4,526)       (925)         --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    53,879     (31,623)     (4,645)        846      34,336
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................   (10,642)         (3)         (2)         --          61
   Contract redemptions ................................................        --          --         (63)         --          --
   Net transfers .......................................................   (43,237)     31,626      26,389      12,232     (34,397)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contract owners' transactions ....................................   (53,879)     31,623      26,324      12,232     (34,336)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ............................        --          --      21,679      13,078          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --      25,975          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................................  $     --    $     --    $ 47,654    $ 13,078    $     --
==================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period July 31, 2004 (inception of fund) through December 31,
      2004.

   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 LARGE CAP      LARGE CAP                                                                                 PRECIOUS         REAL
 JAPAN (A)      VALUE (B)     LEISURE (A)       MEDIUS         MEKROS         NOVA            OTC         METALS (A)     ESTATE (A)
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $        --    $        --    $        --    $        --    $        13    $        --    $        --    $        25
        270             10          1,561          2,722          5,318          2,523          5,603            164             12
         35              1            204            355            693            329            730             22              1
-----------------------------------------------------------------------------------------------------------------------------------
        305             11          1,765          3,077          6,011          2,852          6,333            186             13
-----------------------------------------------------------------------------------------------------------------------------------
       (305)           (11)        (1,765)        (3,077)        (6,011)        (2,839)        (6,333)          (186)            12
-----------------------------------------------------------------------------------------------------------------------------------
     17,333            131         66,336         (2,997)      (173,993)       120,883        105,894         16,464              1
         --             --             --          1,350          3,827             --             --             --             --
         --             --             --            348          1,554             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     17,333            131         66,336         (1,299)      (168,612)       120,883        105,894         16,464              1
-----------------------------------------------------------------------------------------------------------------------------------
        903             --             --            (61)          (230)        (3,399)        (1,089)            --            535
-----------------------------------------------------------------------------------------------------------------------------------
$    17,931    $       120    $    64,571    $    (4,437)   $  (174,853)   $   114,645    $    98,472    $    16,278    $       548
===================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 LARGE CAP      LARGE CAP                                                                                 PRECIOUS         REAL
 JAPAN (A)      VALUE (B)     LEISURE (A)       MEDIUS         MEKROS         NOVA            OTC         METALS (A)     ESTATE (A)
-----------------------------------------------------------------------------------------------------------------------------------
$      (305)   $       (11)   $    (1,765)   $    (3,077)   $    (6,011)   $    (2,839)   $    (6,333)   $      (186)   $        12
     17,333            131         66,336         (1,299)      (168,612)       120,883        105,894         16,464              1
        903             --             --            (61)          (230)        (3,399)        (1,089)            --            535
-----------------------------------------------------------------------------------------------------------------------------------
     17,931            120         64,571         (4,437)      (174,853)       114,645         98,472         16,278            548
-----------------------------------------------------------------------------------------------------------------------------------
         --             --        (13,522)        42,332      1,699,154        (12,833)            20             --             --
         --             --             --             --           (289)          (477)          (961)            --             --
      2,966           (120)       (51,049)       (14,808)    (1,464,384)       483,516       (523,451)       (16,278)         6,235
-----------------------------------------------------------------------------------------------------------------------------------
      2,966           (120)       (64,571)        27,524        234,481        470,206       (524,392)       (16,278)         6,235
-----------------------------------------------------------------------------------------------------------------------------------
     20,897             --             --         23,087         59,628        584,851       (425,920)            --          6,783
-----------------------------------------------------------------------------------------------------------------------------------
         --             --             --             --             --         36,912      1,125,896             --             --
-----------------------------------------------------------------------------------------------------------------------------------
$    20,897    $        --    $        --    $    23,087    $    59,628    $   621,763    $   699,976    $        --    $     6,783
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                         ---------------------------------------------------------
                                                                                                              TELECOM
                                                                                                               MUNI-
                                                                         RETAILING   SMALL-CAP   TECHNOLOGY   CATIONS     TITAN 500
                                                                            (A)      GROWTH (B)     (A)         (A)          (A)
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $     --    $     --    $     --    $     --
Expenses:
   Mortality and expense risk fees .....................................       417          76         545         695       7,256
   Administrative fees .................................................        54          10          71          90         947
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       471          86         616         785       8,203
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................      (471)        (86)       (616)       (785)     (8,203)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................    28,329      (1,163)      6,708     (36,515)    (58,502)
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................        --          --          --          --      99,919
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        --          --          --          --      61,846
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...    28,329      (1,163)      6,708     (36,515)    103,263
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 27,858    $ (1,249)   $  6,092    $(37,300)   $ 95,060
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                         ---------------------------------------------------------
                                                                                                              TELECOM
                                                                                                               MUNI-
                                                                         RETAILING   SMALL-CAP   TECHNOLOGY   CATIONS     TITAN 500
                                                                            (A)      GROWTH (B)     (A)         (A)          (A)
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $   (471)   $    (86)   $   (616)   $   (785)   $ (8,203)
   Net realized gain (loss) on investments in portfolio shares .........    28,329      (1,163)      6,708     (36,515)    103,263
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    27,858      (1,249)      6,092     (37,300)     95,060
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................   (10,343)         --     197,856     227,419       7,502
   Contract redemptions ................................................        --          --          --          --          --
   Net transfers .......................................................   (17,515)      1,249    (203,948)   (190,119)    491,468
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................................   (27,858)      1,249      (6,092)     37,300     498,970
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................        --          --          --          --     594,030
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $     --    $     --    $     --    $     --    $594,030
==================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
B)    FOR THE PERIOD JULY 31, 2004 (INCEPTION OF FUND) THROUGH DECEMBER 31,
      2004.
c) Efffective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.

   The accompanying notes are an integral part of these financial statements.

                                                                             SALOMON                                      STRONG
                                                                            BROTHERS                                     VARIABLE
                                                                            VARIABLE                                     INSURANCE
                   RYDEX VARIABLE TRUST (CONTINUED)                        SERIES FUND       SELIGMAN PORTFOLIOS           FUNDS
------------------------------------------------------------------------   -----------  ----------------------------   ------------
                  U.S.
               GOVERNMENT                                                               COMMUNICATIONS
  TRANS-         MONEY                                      VELOCITY 100    STRATEGIC         AND           GLOBAL        MID CAP
PORTATION (A)    MARKET          URSA        UTILITIES (A)      (A)          BOND (A)     INFORMATION     TECHNOLOGY  GROWTH II (C)
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $     1,616    $        --    $       271    $   269,879    $     2,364    $        --    $        --    $        --
        171          3,316             60            606          7,614             39             17             20          2,431
         22            432              8             79            993              5              2              2            318
-----------------------------------------------------------------------------------------------------------------------------------
        193          3,748             68            685          8,607             44             19             22          2,749
-----------------------------------------------------------------------------------------------------------------------------------
       (193)        (2,132)           (68)          (414)       261,272          2,320            (19)           (22)        (2,749)
-----------------------------------------------------------------------------------------------------------------------------------
        186             --        (13,772)        (8,528)       254,670             --              3              2         14,563
         --             --             --             --             --             29             --             --             --
         --             --             --             --         12,012            714             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        186             --        (13,772)        (8,528)       266,682            743              3              2         14,563
-----------------------------------------------------------------------------------------------------------------------------------
        327             --          1,336            900          1,695         (2,826)           146             63         24,019
-----------------------------------------------------------------------------------------------------------------------------------
$       320    $    (2,132)   $   (12,504)   $    (8,042)   $   529,649    $       237    $       130    $        43    $    35,833
===================================================================================================================================

                                                                             SALOMON                                      STRONG
                                                                            BROTHERS                                     VARIABLE
                                                                            VARIABLE                                     INSURANCE
                   RYDEX VARIABLE TRUST (CONTINUED)                        SERIES FUND       SELIGMAN PORTFOLIOS           FUNDS
------------------------------------------------------------------------   -----------  ----------------------------   ------------
                  U.S.
               GOVERNMENT                                                               COMMUNICATIONS
  TRANS-         MONEY                                      VELOCITY 100    STRATEGIC         AND           GLOBAL        MID CAP
PORTATION (A)    MARKET          URSA        UTILITIES (A)      (A)          BOND (A)     INFORMATION     TECHNOLOGY  GROWTH II (C)
-----------------------------------------------------------------------------------------------------------------------------------
$      (193)   $    (2,132)   $       (68)   $      (414)   $   261,272    $     2,320    $       (19)   $       (22)   $    (2,749)
        186             --        (13,772)        (8,528)       266,682            743              3              2         14,563
        327             --          1,336            900          1,695         (2,826)           146             63         24,019
-----------------------------------------------------------------------------------------------------------------------------------
        320         (2,132)       (12,504)        (8,042)       529,649            237            130             43         35,833
-----------------------------------------------------------------------------------------------------------------------------------
         --      1,552,972             --            564         (4,515)            --             --             --         18,402
         --           (331)            --         (3,796)           (86)            --             --             --        (13,672)
      6,832     (1,494,022)       (12,607)        45,972        191,293         51,883             --             --        (43,328)
-----------------------------------------------------------------------------------------------------------------------------------
      6,832         58,619        (12,607)        42,740        186,692         51,883             --             --        (38,598)
-----------------------------------------------------------------------------------------------------------------------------------
      7,152         56,487        (25,111)        34,698        716,341         52,120            130             43         (2,765)
-----------------------------------------------------------------------------------------------------------------------------------
         --         26,579         25,111             --             --             --          1,373          1,712        232,694
-----------------------------------------------------------------------------------------------------------------------------------
$     7,152    $    83,066    $        --    $    34,698    $   716,341    $    52,120    $     1,503    $     1,755    $   229,929
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       THIRD
                                                                                      AVENUE
                                                                                      SERIES            VAN ECK WORLDWIDE
                                                                                       TRUST             INSURANCE TRUST
                                                                                      --------    --------------------------------
                                                                          STRONG
                                                                        OPPORTUNITY                           EMERGING      HARD
                                                                         FUND II (A)   VALUE        BOND       MARKETS     ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     --    $    158    $  1,366    $    234    $     --
Expenses:
   Mortality and expense risk fees .....................................       852         258         300       1,007           8
   Administrative fees .................................................       111          34          40         131           1
----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...................................................       963         292         340       1,138           9
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................      (963)       (134)      1,026        (904)         (9)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..................................     2,503        (788)         63       2,616          --
   Net realized short-term capital gain distributions
      from investments in portfolio shares .............................        --          65          --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..................................        --         238          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     2,503        (485)         63       2,616          --
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................................    11,287       3,649       1,820      32,612         374
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $ 12,827    $  3,030    $  2,909    $ 34,324    $    365
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       THIRD
                                                                                      AVENUE
                                                                                      SERIES            VAN ECK WORLDWIDE
                                                                                       TRUST             INSURANCE TRUST
                                                                                      --------    --------------------------------
                                                                          STRONG
                                                                        OPPORTUNITY                           EMERGING      HARD
                                                                         FUND II (A)   VALUE        BOND       MARKETS     ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $   (963)   $   (134)   $  1,026    $   (904)   $     (9)
   Net realized gain (loss) on investments in portfolio shares .........     2,503        (485)         63       2,616          --
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares ................    11,287       3,649       1,820      32,612         374
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ............    12,827       3,030       2,909      34,324         365
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................     3,200      29,383           1      74,330          --
   Contract redemptions ................................................   (10,118)         --        (327)     (7,794)         --
   Net transfers .......................................................    32,374       9,717      23,529      53,158      10,377
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .................................    25,456      39,100      23,203     119,694      10,377
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................    38,283      42,130      26,112     154,018      10,742
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................    62,119          --      10,617      40,959          --
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..................................  $100,402    $ 42,130    $ 36,729    $194,977    $ 10,742
==================================================================================================================================

a) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.

   The accompanying notes are an integral part of these financial statements.

    VAN ECK
   WORLDWIDE
   INSURANCE                VARIABLE            INTEREST
     TRUST                 INSURANCE           ADJUSTMENT
  (CONTINUED)                FUNDS               ACCOUNT
----------------         ------------         ------------         ------------
                            CHOICE
      REAL                  MARKET                                   COMBINED
     ESTATE                 NEUTRAL              1 YEAR                TOTAL
----------------------------------------------------------         ------------
$            529         $         --         $         --         $    325,219
             431                  906                   --              106,341
              56                  118                   --               13,868
----------------         ---------------------------------         ------------
             487                1,024                   --              120,209
----------------         ---------------------------------         ------------
              42               (1,024)                  --              205,010
----------------         ---------------------------------         ------------
           7,561                  (37)                  --              564,024
              --                1,202                   --              112,298
              --                   --                   --               87,378
----------------         ---------------------------------         ------------
           7,561                1,165                   --              763,700
----------------         ---------------------------------         ------------
           4,019              (18,089)                  --              208,542
----------------         ---------------------------------         ------------
$         11,622         $    (17,948)        $         --         $  1,177,252
==========================================================         ============

    VAN ECK
   WORLDWIDE
   INSURANCE                VARIABLE            INTEREST
     TRUST                 INSURANCE           ADJUSTMENT
  (CONTINUED)                FUNDS               ACCOUNT
----------------         ------------         ------------         ------------
                            CHOICE
      REAL                  MARKET                                   COMBINED
     ESTATE                 NEUTRAL              1 YEAR                TOTAL
----------------------------------------------------------         ------------
$             42         $     (1,024)        $         --         $    205,010
           7,561                1,165                   --              763,700
           4,019              (18,089)                  --              208,542
----------------         ---------------------------------         ------------
          11,622              (17,948)                  --            1,177,252
----------------         ---------------------------------         ------------
              --               31,999                   13            5,421,533
          (2,158)              (9,207)              (3,333)          (3,640,168)
         (11,151)                  --                3,320               (7,773)
----------------         ---------------------------------         ------------
         (13,309)              22,792                   --            1,773,592
----------------         ---------------------------------         ------------
          (1,687)               4,844                   --            2,950,844
----------------         ---------------------------------         ------------
          31,876               79,853                   --            9,071,503
----------------         ---------------------------------         ------------
$         30,189         $     84,697         $         --         $ 12,022,347
==========================================================         ============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND 2004

(1) GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on September 26, 1997 by the Jefferson National Life Insurance Company ("Company"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument, Monument Advisor AK AZ CA CO FL MI MO OH SC ("Monument Advisor Limited") and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company. The Monument and Monument Advisor Limited (which was initially offered December 19,
2004) are no longer offered effective December 13, 2005 and May 1, 2005, respectively. Monument Advisor was offered effective May 4, 2005.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.

      On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

      The following Variable Account investment options are available with only certain variable annuities offered through Account G.:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Bond Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND 2004

PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
POTOMAC INSURANCE TRUST
   Dynamic VP HY Bond Fund
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small-Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
   Weakening Dollar Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
   Aggressive Growth Fund
   All Cap Fund
   High Yield Bond Fund
   Large Cap Growth Fund
   SB Government Fund
   Strategic Bond Fund
   Total Return Bond Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
   Discovery Fund
   Opportunity Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net real

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005 AND 2004

ized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $283,939,678 and $526,890,330 for the years ended December 31, 2005 and 2004, respectively. The aggregate proceeds from sales of investments in portfolio shares were $249,315,508 and $524,712,076 for the years ended December 31, 2005 and 2004, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor and Monument Advisor Limited contract. These fees were $9,740 and $901 for the year ended December 31, 2005, respectively. There were no charges in 2004 for Monument Advisor Limited. This charge is recorded as redemption in the accompanying Statements of Changes in Net Assets.

      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. Effective December 17, 2004, there will be no daily charge for new contract owners. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $52,536 and $106,341 for the years ended December 31, 2005 and 2004, respectively. The administrative expenses were $6,855 and $13,868 for the years ended December 31, 2005 and 2004, respectively.

      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $1,576 and $138 for the years ended December 31, 2005 and 2004, respectively.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      As the total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values, not all products are represented. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust:
  Balanced Portfolio
     2005   Total..........................................       7     $   136           1.58%
            Monument Advisor...............................      --          --             --      $10.74        6.34%         N/A
            Inception May 4................................      --          --             --       10.10         N/A          N/A
            Monument.......................................      --          --             --       19.88        4.30%        1.30%
     2004   Monument.......................................       9         176           1.92%      19.06        9.39%        1.30%
     2003   Monument.......................................      12         205           2.28%      17.42       21.70%        1.30%
     2002   Monument.......................................      14         202           2.92%      14.32      -14.04%        1.30%
     2001   Monument.......................................      32         525           3.10%      16.66       -7.82%        1.30%
  Equity Portfolio
     2005   Total..........................................      24         500           0.50%
            Monument Advisor...............................      --          --             --       11.38       12.23%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       29.67       10.01%        1.30%
     2004   Monument.......................................      19         522           0.36%      26.97       19.36%        1.30%
     2003   Monument.......................................      20         463           0.32%      22.60       35.40%        1.30%
     2002   Monument.......................................      18         292           0.26%      16.69      -14.54%        1.30%
     2001   Monument.......................................      21         405           1.25%      19.53      -11.47%        1.30%
  Fixed Income Portfolio
     2005   Total..........................................       7          95           4.42%
            Monument Advisor...............................      --          --             --       10.18        1.80%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --       14.96        0.94%        1.30%
     2004   Monument.......................................       3          42           4.03%      14.82        3.38%        1.30%
     2003   Monument.......................................       7          94           4.77%      14.33        7.91%        1.30%
     2002   Monument.......................................      14         187           6.41%      13.28        3.33%        1.30%
     2001   Monument.......................................      32         416           5.65%      12.86        7.43%        1.30%
  Government Securities Portfolio
     2005   Total..........................................       8         111           3.71%
            Monument Advisor...............................      --          --             --       10.09        0.80%         N/A
            Inception May 4................................      --          --             --       10.01         N/A          N/A
            Monument.......................................      --          --             --       13.70        0.44%        1.30%
     2004   Monument.......................................       9         128           3.36%      13.64        1.15%        1.30%
     2003   Monument.......................................      12         159           3.31%      13.48        0.05%        1.30%
     2002   Monument.......................................      37         497           3.17%      13.48        7.92%        1.30%
     2001   Monument.......................................      34         423           4.51%      12.49        4.76%        1.30%
  High Yield Portfolio
     2005   Total..........................................      91         948           3.88%
            Monument Advisor...............................      --          --             --       10.42        3.89%         N/A
            Inception May 4................................      --          --             --       10.03         N/A          N/A
            Monument.......................................      --          --             --       14.88       -0.13%        1.30%
     2004   Monument.......................................       1          13           6.62%      14.90        9.26%        1.30%
     2003   Monument.......................................       1          12           2.21%      13.64       25.74%        1.30%
     2002   Monument.......................................      --           1           7.72%      10.85        4.10%        1.30%
     2001   Monument.......................................       5          49          11.41%      10.42        1.83%        1.30%
  Money Market Portfolio
     2005   Total..........................................   1,156      11,890           2.31%
            Monument Advisor...............................      --          --             --       10.21        2.10%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --       11.92        1.53%        1.30%
     2004   Monument.......................................     418       4,906           1.03%      11.74       -0.34%        1.30%
     2003   Monument.......................................     349       4,113           0.64%      11.78       -0.67%        1.30%
     2002   Monument.......................................   1,766      20,948           1.24%      11.86       -0.06%        1.30%
     2001   Monument.......................................   2,077      24,650           3.61%      11.87        2.62%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:
  Basic Value Fund
     2005   Total..........................................      11     $   119           0.00%
            Monument Advisor...............................      --          --             --      $11.04        8.66%         N/A
            Inception May 4................................      --          --             --       10.16         N/A          N/A
            Monument.......................................      --          --             --       14.71        4.03%        1.30%
     2004   Monument.......................................      --          --           0.00%      14.14        9.43%        1.30%
     2003   Monument.......................................      --          --           0.00%      12.92       29.22%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
  Core Stock Fund
     2005   Total..........................................       1          13           0.44%
            Monument Advisor...............................      --          --             --       10.96        8.19%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --       14.69        2.01%        1.30%
     2004   Monument.......................................       1          13           0.83%      14.40        2.87%        1.30%
     2003   Monument.......................................       1          17           1.23%      14.00       21.01%        1.30%
     2002   Monument.......................................       1          14           0.71%      11.57      -20.16%        1.30%
     2001   Monument.......................................       1          16           1.42%      14.49      -10.15%        1.30%
  Financial Services Fund
     2005   Total..........................................      14         159           5.72%
            Monument Advisor...............................      --          --             --       11.37       11.04%         N/A
            Inception May 4................................      --          --             --       10.24         N/A          N/A
            Monument.......................................      --          --             --       11.68        4.47%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.18        7.31%        1.30%
     2003   Monument.......................................      --           3           0.25%      10.42       27.91%        1.30%
     2002   Monument.......................................       2          15           0.52%       8.15      -16.00%        1.30%
     2001   Monument.......................................       2          22           0.93%       9.70       -3.78%        1.30%
  Global Health Care Fund
     2005   Total..........................................       1          11           0.00%
            Monument Advisor...............................      --          --             --       11.27       11.25%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --       10.91        6.75%        1.30%
     2004   Monument.......................................      --           3           0.00%      10.22        6.18%        1.30%
     2003   Monument.......................................      --           2           0.00%       9.63       26.13%        1.30%
     2002   Monument.......................................      --           2           0.00%       7.63      -25.43%        1.30%
     2001   Monument.......................................      --           2           3.03%      10.23        1.81%        1.30%
  High Yield Fund
     2005   Total..........................................     316       3,302          49.60%(a)
            Monument Advisor...............................      --          --             --       10.45        4.19%         N/A
            Inception May 4................................      --          --             --       10.03         N/A          N/A
            Monument.......................................      --          --             --       10.93        1.39%        1.30%
     2004   Monument.......................................      --           4           3.07%      10.78        8.12%        1.30%
            Inception May 1................................      --          --            N/A        9.97         N/A          N/A
  Mid Cap Core Equity Fund
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.98        8.71%         N/A
            Inception May 4................................      --          --             --       10.10         N/A          N/A
            Monument.......................................      --          --           0.00%      14.73        5.90%        1.30%
     2004   Monument.......................................      --          --           0.00%      13.91       12.06%        1.30%
     2003   Monument.......................................      --          --            N/A       12.41       24.65%        1.30%
            Inception May 1................................      --          --            N/A        9.96         N/A          N/A
  Real Estate Fund
     2005   Total..........................................      12         230           1.54%
            Monument Advisor...............................      --          --             --       11.72       16.15%         N/A
            Inception May 4................................      --          --             --       10.09         N/A          N/A
            Monument.......................................      --          --             --       22.13       12.79%        1.30%
     2004   Monument.......................................       5          92           1.16%      19.62       34.79%        1.30%
     2003   Monument.......................................       1           9           1.87%      14.56       37.03%        1.30%
     2002   Monument.......................................       1           6           0.97%      10.62        5.00%        1.30%
     2001   Monument.......................................      22         218          27.73%      10.12        0.86%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds: (continued)
  Technology Fund
     2005   Total..........................................      20     $   230           0.00%
            Monument Advisor...............................      --          --             --      $11.60       14.17%         N/A
            Inception May 4................................      --          --             --       10.16         N/A          N/A
            Monument.......................................      --                         --        5.68        0.89%        1.30%
     2004   Monument.......................................       6          31           0.00%       5.63        3.33%        1.30%
     2003   Monument.......................................      --           2           0.00%       5.45       43.42%        1.30%
     2002   Monument.......................................      --           1           0.00%       3.80      -47.53%        1.30%
     2001   Monument.......................................      --           2           0.00%       7.24      -29.36%        1.30%
The Alger American Fund:
  Growth Portfolio
     2005   Total..........................................      25         302           0.11%
            Monument Advisor...............................      --          --             --       11.81       16.13%         N/A
            Inception May 4................................      --          --             --       10.17         N/A          N/A
            Monument.......................................      --          --             --       17.26       10.64%        1.30%
     2004   Monument.......................................       4          58           0.00%      15.60        4.11%        1.30%
     2003   Monument.......................................       5          71           0.00%      14.98       33.42%        1.30%
     2002   Monument.......................................       8          86           0.04%      11.23      -33.86%        1.30%
     2001   Monument.......................................      17         294           0.22%      16.98      -12.96%        1.30%
  Leveraged AllCap Portfolio
     2005   Total..........................................      16         228           0.00%
            Monument Advisor...............................      --          --             --       12.06       18.82%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --       21.04       12.94%        1.30%
     2004   Monument.......................................       4          73           0.00%      18.63        6.80%        1.30%
     2003   Monument.......................................       5          94           0.00%      17.44       32.99%        1.30%
     2002   Monument.......................................       9         121           0.01%      13.12      -34.77%        1.30%
     2001   Monument.......................................      15         292           0.00%      20.11      -17.02%        1.30%
  MidCap Growth Portfolio
     2005   Total..........................................       6         141           0.00%
            Monument Advisor...............................      --          --             --       11.89       17.14%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --       24.45        8.43%        1.30%
     2004   Monument.......................................       6         144           0.00%      22.55       11.58%        1.30%
     2003   Monument.......................................       9         177           0.00%      20.21       45.89%        1.30%
     2002   Monument.......................................       5          75           0.00%      13.85      -30.45%        1.30%
     2001   Monument.......................................      17         331           6.43%      19.92       -7.74%        1.30%
  Small Capitalization Portfolio
     2005   Total..........................................      13         168           0.00%
            Monument Advisor...............................      --          --             --       12.72       25.07%
            Inception May 4................................      --          --             --       10.17         N/A          N/A
            Monument.......................................      --          --             --       13.83       15.35%        1.30%
     2004   Monument.......................................       5          61           0.00%      11.99       15.08%        1.30%
     2003   Monument.......................................       8          82           0.00%      10.42       40.51%        1.30%
     2002   Monument.......................................       3          22           0.00%       7.41      -27.18%        1.30%
     2001   Monument.......................................       8          85           0.03%      10.18      -30.43%        1.30%
Alliance Variable Products Series Fund, Inc.:
  Growth and Income Portfolio
     2005   Total..........................................      --          --           2.67%
            Monument.......................................      --          --             --       11.77        3.52%        1.30%
     2004   Monument.......................................      --           1           0.89%      11.37       10.04%        1.30%
     2003   Monument.......................................       1           1           1.10%      10.33       30.79%        1.30%
     2002   Monument.......................................      --           1           0.70%       7.90      -23.06%        1.30%
     2001   Monument.......................................      --           1           0.00%      10.27        2.21%        1.30%
American Century Variable Portfolios, Inc.:
  Balanced Fund
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.65        5.76%         N/A
            Inception May 4................................      --          --             --       10.07         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.: (continued)
  Income & Growth Fund
     2005   Total..........................................      12     $   128           0.37%
            Monument Advisor...............................      --          --             --      $10.77        6.53%         N/A
            Inception May 4................................      --          --             --       10.11         N/A          N/A
            Monument.......................................      --          --             --       11.78        3.24%        1.30%
     2004   Monument.......................................       1           7           1.81%      11.41       11.53%        1.30%
     2003   Monument.......................................       3          31           1.25%      10.23       27.70%        1.30%
     2002   Monument.......................................       2          15           1.15%       8.01      -20.41%        1.30%
     2001   Monument.......................................       6          58           0.75%      10.07       -9.54%        1.30%
  Inflation Protection Fund
     2005   Total..........................................       8          82           4.79%
            Monument Advisor...............................      --          --             --       10.08        0.70%         N/A
            Inception May 4................................      --          --             --       10.01         N/A          N/A
            Monument.......................................      --          --             --       10.59        0.28%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.56        5.18%        1.30%
            Inception May 1................................      --          --            N/A       10.04         N/A          N/A
  International Fund
     2005   Total..........................................       1           7           1.29%
            Monument Advisor...............................      --          --             --       11.66       14.99%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       11.05       11.73%        1.30%
     2004   Monument.......................................       1           9           0.92%       9.89       13.46%        1.30%
     2003   Monument.......................................       3          29           0.01%       8.72       22.90%        1.30%
     2002   Monument.......................................       4          28           0.05%       7.09      -21.40%        1.30%
     2001   Monument.......................................       6          57           0.01%       9.02      -30.10%        1.30%
  Value Fund
     2005   Total..........................................      17         195           0.53%
            Monument Advisor...............................      --          --             --       10.79        6.41%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       15.21        3.68%        1.30%
     2004   Monument.......................................       5          66           0.59%      14.67       12.82%        1.30%
     2003   Monument.......................................       2          24           0.92%      13.00       27.29%        1.30%
     2002   Monument.......................................       6          56           1.15%      10.21      -13.75%        1.30%
     2001   Monument.......................................      21         252           0.50%      11.84       11.36%        1.30%
The Dreyfus Investment Portfolios
  Small Cap Stock Index Portfolio
     2005   Total..........................................       7          80           0.00%
            Monument Advisor...............................      --          --             --       11.48       12.88%         N/A
            Inception May 4................................      --          --             --       10.17         N/A          N/A
The Dreyfus Socially Responsible Growth Fund, Inc.
     2005   Total..........................................       2          14           0.00%
            Monument Advisor...............................      --          --             --       10.94        8.32%         N/A
            Inception May 4................................      --          --             --       10.10         N/A          N/A
            Monument.......................................      --          --             --        8.93        2.29%        1.30%
     2004   Monument.......................................       2          14           0.34%       8.73        4.84%        1.30%
     2003   Monument.......................................       2          16           0.09%       8.33       24.38%        1.30%
     2002   Monument.......................................       5          35           0.14%       6.70      -29.86%        1.30%
     2001   Monument.......................................      10          98           0.05%       9.55      -23.58%        1.30%
Dreyfus Stock Index Fund
     2005   Total..........................................      28         305           1.57%
            Monument Advisor...............................      --          --             --       10.87        7.41%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       11.10        3.35%        1.30%
     2004   Monument.......................................      25         273           1.80%      10.74        9.18%        1.30%
     2003   Monument.......................................      30         295           1.42%       9.84       26.71%        1.30%
     2002   Monument.......................................      34         268           1.36%       7.76      -23.37%        1.30%
     2001   Monument.......................................      52         526           1.56%      10.13      -13.32%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Disciplined Stock Portfolio
     2005   Total..........................................      --     $     5           0.00%
            Monument Advisor...............................      --          --             --      $10.93        8.00%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       10.02        4.92%        1.30%
     2004   Monument.......................................       3          28           1.38%       9.55        6.49%        1.30%
     2003   Monument.......................................       3          27           0.84%       8.97       21.93%        1.30%
     2002   Monument.......................................       3          23           0.36%       7.36      -23.62%        1.30%
     2001   Monument.......................................       8          82           0.31%       9.63      -14.40%        1.30%
  International Value Portfolio
     2005   Total..........................................      28         348           0.00%
            Monument Advisor...............................      --          --             --       11.44       13.04%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       14.77       10.47%        1.30%
     2004   Monument.......................................      11         147           1.44%      13.37       18.43%        1.30%
     2003   Monument.......................................       5          60           0.54%      11.29       34.60%        1.30%
     2002   Monument.......................................       3          25           0.27%       8.39      -13.36%        1.30%
     2001   Monument.......................................       1           6           0.08%       9.68      -14.35%        1.30%
Federated Insurance Series:
  Capital Income Fund II
     2005   Total..........................................      --           3           5.06%
            Monument Advisor...............................      --          --             --       10.76        6.85%         N/A
            Inception May 4................................      --          --             --       10.07         N/A          N/A
            Monument.......................................      --          --             --        8.53        4.92%        1.30%
     2004   Monument.......................................      --           3           4.36%       8.13        8.51%        1.30%
     2003   Monument.......................................       1           3           6.50%       7.49       19.11%        1.30%
     2002   Monument.......................................      --           2           6.53%       6.29      -24.93%        1.30%
     2001   Monument.......................................      10          84           2.46%       8.38      -14.84%        1.30%
  High Income Bond Fund II
     2005   Total..........................................      18         189           7.68%
            Monument Advisor...............................      --          --             --       10.57        5.59%         N/A
            Inception May 4................................      --          --             --       10.01         N/A          N/A
            Monument.......................................      --          --             --       11.87        1.37%        1.30%
     2004   Monument.......................................       3          35           7.14%      11.71        9.02%        1.30%
     2003   Monument.......................................       3          28           7.58%      10.74       20.64%        1.30%
     2002   Monument.......................................      13         111          28.02%       8.90        0.06%        1.30%
     2001   Monument.......................................      14         128           4.88%       8.90        0.06%        1.30%
  International Equity Fund II
     2005   Total..........................................      16         180           0.00%
            Monument Advisor...............................      --          --             --       11.48       13.21%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       15.78        7.64%        1.30%
     2004   Monument.......................................       1           8           0.00%      14.66       12.60%        1.30%
     2003   Monument.......................................      --           7           0.00%      13.02       30.15%        1.30%
     2002   Monument.......................................       1           6           0.00%      10.00      -23.76%        1.30%
     2001   Monument.......................................       1          12           0.02%      13.12      -30.34%        1.30%
Janus Aspen Series: (Service)
  Growth and Income Portfolio
     2005   Total..........................................       1           7           0.04%
            Monument Advisor...............................      --          --             --       11.72       15.47%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
  International Growth Portfolio
     2005   Total..........................................      43         592           1.18%
            Monument Advisor...............................      --          --             --       13.62       34.19%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
  Large Cap Growth Portfolio
     2005   Total..........................................      10         115           0.16%
            Monument Advisor...............................      --          --             --       11.09        9.15%         N/A
            Inception May 4................................      --          --             --       10.16         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series: (Service) (continued)
  Mid Cap Growth Portfolio
     2005   Total..........................................      --     $    --           0.00%
            Monument Advisor...............................      --          --             --      $12.04       18.85%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
  Worldwide Growth Portfolio
     2005   ...............................................      --            2           0.87%
            Monument Advisor...............................      --          --             --       11.02        8.57%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
Janus Aspen Series: (Institutional)
  Growth and Income Portfolio
     2005   Monument.......................................       4          65           0.64%      15.04       10.91%        1.30%
     2004   Monument.......................................       5          63           0.66%      13.56       10.46%        1.30%
     2003   Monument.......................................       5          59           1.32%      12.28       20.03%        1.30%
            Inception March 21.............................      --          --            N/A       10.23         N/A          N/A
  International Growth Portfolio
     2005   Monument.......................................       1          11           2.79%      22.15       30.60%        1.30%
     2004   Monument.......................................      --          --           0.00%      16.96       17.38%        1.30%
     2003   Monument.......................................      --          --           3.83%      14.45       42.55%        1.30%
            Inception March 21.............................      --          --            N/A       10.14         N/A          N/A
  Large Cap Growth Portfolio
     2005   Monument.......................................      17         174           0.30%      10.32        2.99%        1.30%
     2004   Monument.......................................      27         273           0.13%      10.02        3.15%        1.30%
     2003   Monument.......................................      35         345           0.10%       9.71       30.03%        1.30%
     2002   Monument.......................................      32         235           0.00%       7.47      -27.46%        1.30%
     2001   Monument.......................................      39         401           0.06%      10.30      -25.71%        1.30%
  Mid Cap Growth Portfolio
     2005   Monument.......................................       8         103           0.00%      13.12       10.90%        1.30%
     2004   Monument.......................................      22         265           0.00%      11.83       19.17%        1.30%
     2003   Monument.......................................      24         241           0.00%       9.93       33.36%        1.30%
     2002   Monument.......................................      50         373           0.00%       7.44      -28.87%        1.30%
     2001   Monument.......................................      39         408           0.00%      10.46      -40.24%        1.30%
  Worldwide Growth Portfolio
     2005   Monument.......................................      19         205           1.20%      10.58        4.55%        1.30%
     2004   Monument.......................................      32         322           1.00%      10.12        3.41%        1.30%
     2003   Monument.......................................      37         367           1.57%       9.79       22.39%        1.30%
     2002   Monument.......................................     843       6,743           1.06%       8.00      -26.47%        1.30%
     2001   Monument.......................................      48         519           0.36%      10.87      -23.45%        1.30%
Lazard Retirement Series, Inc.:
  Emerging Markets Portfolio
     2005   Total..........................................      25         355           0.30%
            Monument Advisor...............................      --          --             --       13.92       36.07%         N/A
            Inception May 4................................      --          --             --       10.23         N/A          N/A
            Monument.......................................      --          --             --       17.60       39.02%        1.30%
     2004   Monument.......................................      --          --           0.00%      12.66       28.92%        1.30%
            Inception May 1................................      --          --            N/A        9.82         N/A          N/A
  Equity Portfolio
     2005   Total..........................................       1          15           0.00%
            Monument Advisor...............................      --          --             --       10.70        5.73%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       11.57        2.03%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.34       10.36%        1.30%
     2003   Monument.......................................      --          --           0.00%      10.28       22.41%        1.30%
     2002   Monument.......................................      --           3           0.07%       8.39      -17.33%        1.30%
     2001   Monument.......................................       4          35           0.87%      10.15       -8.67%        1.30%
  International Equity Portfolio
     2005   Total..........................................       4          46           0.00%
            Monument Advisor...............................      --          --             --       11.45       12.81%         N/A
            Inception May 4................................      --                       --          10.15         N/A          N/A
            Monument.......................................      --          --             --       12.34        9.20%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.30       13.80%        1.30%
            Inception May 1................................      --          --            N/A        9.93         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.: (continued)
  Small Cap Portfolio
     2005   Total..........................................       2     $    31
            Monument Advisor...............................      --          --           0.00%     $11.22       10.54%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --       15.92        2.64%        1.30%
     2004   Monument.......................................       2          37           0.00%      15.51       13.40%        1.30%
     2003   Monument.......................................       2          31           0.00%      13.68       35.45%        1.30%
     2002   Monument.......................................      78         785           0.00%      10.10      -18.74%        1.30%
     2001   Monument.......................................       8          95           8.50%      12.43       17.09%        1.30%
Lord Abbett Series Fund, Inc.:
  America's Value Portfolio
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.71        6.04%         N/A
            Inception May 4................................      --          --             --       10.10         N/A          N/A
            Monument.......................................      --          --             --       14.40        2.49%        1.30%
     2004   Monument.......................................      --          --           0.00%      14.05       14.94%        1.30%
     2003   Monument.......................................      --          --            N/A       12.22       22.24%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
  Growth and Income Portfolio
     2005   Total..........................................       8         150           0.94%
            Monument Advisor...............................      --          --             --       10.77        6.42%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       18.65        1.91%        1.30%
     2004   Monument.......................................      10         187           0.85%      18.30       11.17%        1.30%
     2003   Monument.......................................      10         160           0.86%      16.46       29.32%        1.30%
     2002   Monument.......................................       9         111           0.44%      12.73      -19.09%        1.30%
     2001   Monument.......................................      14         214           3.68%      15.73       -7.93%        1.30%
Neuberger Berman Advisers Management Trust:
  Fasciano Portfolio
     2005   Total..........................................       3          32           0.00%
            Monument Advisor...............................      --          --             --       11.23       10.97%         N/A
            Inception May 4................................      --          --             --       10.12         N/A          N/A
            Monument.......................................      --          --             --       14.08        1.59%        1.30%
     2004   Monument.......................................      --          --           0.00%      13.86       10.44%        1.30%
     2003   Monument.......................................      --          --            N/A       12.55       24.99%        1.30%
            Inception May 1................................      --          --            N/A       10.04         N/A          N/A
  High Income Bond Portfolio
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.43        3.99%         N/A
            Inception May 4................................      --          --             --       10.03         N/A          N/A
  Limited Maturity Bond Portfolio
     2005   Total..........................................       8          78           1.04%
            Monument Advisor...............................      --          --             --       10.12        1.10%         N/A
            Inception May 4................................      --          --             --       10.01         N/A          N/A
            Monument.......................................      --          --             --       12.07        0.17%        1.30%
     2004   Monument.......................................       2          26           3.55%      12.05       -0.51%        1.30%
     2003   Monument.......................................       2          28           1.91%      12.11        1.10%        1.30%
     2002   Monument.......................................     150       1,795           3.51%      11.98        3.98%        1.30%
     2001   Monument.......................................      12         136           2.24%      11.52        7.37%        1.30%
  Midcap Growth Portfolio
     2005   Total..........................................       1           7           0.00%
            Monument Advisor...............................      --          --             --       12.16       20.04%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --        9.79       12.27%        1.30%
     2004   Monument.......................................      --          --           0.00%       8.72       14.79%        1.30%
     2003   Monument.......................................      --          --           0.00%       7.60       26.42%        1.30%
     2002   Monument.......................................       3          20           0.00%       6.01      -30.25%        1.30%
     2001   Monument.......................................       3          29           0.00%       8.62      -14.50%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust: (continued)
  Partners Portfolio
     2005   Total..........................................      18     $   212           1.88%
            Monument Advisor...............................      --          --             --      $12.05       18.84%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       12.81       16.45%        1.30%
     2004   Monument.......................................       1          16           0.00%      11.00       17.48%        1.30%
     2003   Monument.......................................       1           7           0.00%       9.36       33.35%        1.30%
     2002   Monument.......................................       1           7           0.05%       7.02      -25.12%        1.30%
     2001   Monument.......................................       1          10           0.38%       9.38       -4.09%        1.30%
  Regency Portfolio
     2005   Total..........................................      12         137           0.14%
            Monument Advisor...............................      --          --             --       11.68       14.96%         N/A
            Inception May 4................................      --          --             --       10.16         N/A          N/A
            Monument.......................................      --          --             --       17.41       10.54%        1.30%
     2004   Monument.......................................       1          10           0.08%      15.75       20.77%        1.30%
     2003   Monument.......................................      --          --            N/A       13.04       30.28%        1.30%
            Inception May 1................................      --          --            N/A       10.01         N/A          N/A
  Socially Responsive Portfolio
     2005   Total..........................................       3          40           0.00%
            Monument Advisor...............................      --          --             --       11.23       10.75%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       11.92        5.49%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.30       12.89%        1.30%
            Inception May 1................................      --          --            N/A       10.01         N/A          N/A
PIMCO Variable Insurance Trust:
  Money Market Portfolio
     2005   Total..........................................      88         898           2.14%
            Monument Advisor...............................      --          --             --       10.21        2.10%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --       10.13        1.50%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.98       -0.20%        1.30%
            Inception May 1................................      --          --            N/A       10.00         N/A          N/A
  Real Return Portfolio
     2005   Total..........................................      19         200           2.59%
            Monument Advisor...............................      --          --             --       10.08        0.80%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --       11.40        0.80%        1.30%
     2004   Monument.......................................       3          34           0.96%      11.31        7.48%        1.30%
     2003   Monument.......................................      --          --           0.69%      10.52        4.86%        1.30%
            Inception May 1................................      --          --            N/A       10.03         N/A          N/A
  Short-Term Portfolio
     2005   Total..........................................       9          96           2.38%
            Monument Advisor...............................      --          --             --       10.18        1.80%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --       10.14        1.20%        1.30%
     2004   Monument.......................................       2          16           1.39%      10.02        0.20%        1.30%
            Inception May 1................................      --          --            N/A       10.00         N/A          N/A
  Total Return Portfolio
     2005   Total..........................................      49         500           2.81%
            Monument Advisor...............................      --          --             --       10.13        1.10%         N/A
            Inception May 4................................      --          --             --       10.02         N/A          N/A
            Monument.......................................      --          --             --       10.59        1.05%        1.30%
     2004   Monument.......................................       3          27           1.87%      10.48        3.57%        1.30%
     2003   Monument.......................................      --          --           2.69%      10.12        1.08%        1.30%
            Inception May 1................................      --          --            N/A       10.01         N/A          N/A
Pioneer Variable Contracts Trust:
  Core Bond Portfolio
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.04        0.40%         N/A
            Inception July 15..............................      --          --             --       10.00         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust: (continued)
   Equity Income Portfolio
     2005   Total..........................................       3     $    35           2.15%
            Monument Advisor...............................      --          --                     $10.59        4.96%         N/A
            Inception May 4................................      --          --             --       10.09         N/A          N/A
            Monument.......................................      --          --             --       10.93        4.10%        1.30%
     2004   Monument.......................................      --           2           1.30%      10.50       14.56%        1.30%
     2003   Monument.......................................       2          14           1.67%       9.17       20.69%        1.30%
     2002   Monument.......................................       2          13           2.29%       7.59      -17.13%        1.30%
     2001   Monument.......................................       2          15           1.74%       9.16       -7.12%        1.30%
  Europe Portfolio
     2005   Total..........................................      16         171           0.00%
            Monument Advisor...............................      --          --             --       11.00        8.48%         N/A
            Inception May 4................................      --          --             --       10.14      N/A           N/A --
            Monument.......................................      --          --             --        9.78        6.42%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.19       16.65%        1.30%
     2003   Monument.......................................      --          --           0.00%       7.88       31.21%        1.30%
     2002   Monument.......................................      --           2           0.00%       6.01      -20.11%        1.30%
     2001   Monument.......................................       1          10           3.06%       7.52      -24.43%        1.30%
  Fund Portfolio
     2005   Total..........................................       5          55           1.09%
            Monument Advisor...............................      --          --             --       10.95        8.20%         N/A
            Inception May 4................................      --          --             --       10.12      N/A           N/A --
            Monument.......................................      --          --             --        9.76        4.61%        1.30%
     2004   Monument.......................................       2          20           1.03%       9.33        9.48%        1.30%
     2003   Monument.......................................       1          10           1.20%       8.52       21.84%        1.30%
     2002   Monument.......................................       1           8           0.61%       7.00      -20.30%        1.30%
     2001   Monument.......................................       7          60           1.96%       8.78      -10.78%        1.30%
  High Yield Portfolio
     2005   Total..........................................      67         711           3.20%
            Monument Advisor...............................      --          --             --       10.55        5.18%         N/A
            Inception May 4................................      --          --             --       10.03         N/A          N/A
  Mid Cap Value Portfolio
     2005   Total..........................................       1          15           0.00%
            Monument Advisor...............................      --          --             --       10.98        8.39%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
  Money Market Portfolio
     2005   Total..........................................       7          69           2.07%
            Monument Advisor...............................      --          --            N/A       10.19        1.90%         N/A
            Inception May 4................................      --          --            N/A       10.00         N/A          N/A
Potomac Insurance Trust:
  Dynamic VP HY Bond Fund
     2005   Total..........................................       9          96          17.63%
            Monument Advisor...............................      --          --            N/A       10.47        3.97%         N/A
            Inception May 4................................      --          --            N/A       10.07         N/A          N/A
Royce Capital Funds:
  Micro-Cap Fund
     2005   Total..........................................       8         120           0.82%
            Monument Advisor...............................      --          --             --       12.27       21.13%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --       18.28       10.19%        1.30%
     2004   Monument.......................................       3          42           0.00%      16.59       12.34%        1.30%
     2003   Monument.......................................       1          21           0.00%      14.77       46.91%        1.30%
            Inception May 1................................      --          --            N/A       10.05         N/A          N/A
  Small-Cap Fund
     2005   Total..........................................      28         347           0.00%
            Monument Advisor...............................      --          --             --       11.27       11.14%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       18.42        7.16%        1.30%
     2004   Monument.......................................       6         104           0.00%      17.19       23.33%        1.30%
     2003   Monument.......................................       1          21           0.00%      13.94       39.64%        1.30%
            Inception May 1................................      --          --            N/A        9.98         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust:
  CLS AdvisorOne Amerigo Fund
     2005   Total..........................................      61     $   697           0.00%
            Monument Advisor...............................      --          --             --      $11.33       11.74%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
  CLS AdvisorOne Clermont Fund
     2005   Total..........................................      13         135           0.00%
            Monument Advisor...............................      --          --             --       10.60        5.37%         N/A
            Inception May 4................................      --          --             --       10.06         N/A          N/A
  Arktos Fund
     2005   Total..........................................      25         224           0.00%
            Monument Advisor...............................      --          --             --        8.90       -9.46%         N/A
            Inception May 4................................      --          --             --        9.83         N/A          N/A
            Monument.......................................      --          --           0.00%       8.64        0.00%        1.30%
     2004   Monument.......................................      --          --           0.00%       8.64      -14.54%        1.30%
            Inception May 1................................      --          --            N/A       10.11         N/A          N/A
  Banking Fund
     2005   Total..........................................       1          10           0.00%
            Monument Advisor...............................      --          --             --       10.67        4.61%         N/A
            Inception May 4................................      --          --             --       10.20         N/A          N/A
            Monument.......................................      --          --             --       11.12       -3.97%        1.30%
     2004   Monument.......................................      --          --           0.07%      11.58       14.65%        1.30%
            Inception May 1................................      --          --            N/A       10.10         N/A          N/A
  Basic Materials Fund
     2005   Total..........................................       5          55           3.00%
            Monument Advisor...............................      --          --             --       11.20        9.91%         N/A
            Inception May 4................................      --          --             --       10.19         N/A          N/A
            Monument.......................................      --          --             --       12.71        2.67%        1.30%
     2004   Monument.......................................      --          --           0.00%      12.38       24.17%        1.30%
            Inception May 1................................      --          --            N/A        9.97         N/A          N/A
  Biotechnology Fund
     2005   Total..........................................       4          52           0.00%
            Monument Advisor...............................      --          --             --       12.25       21.17%         N/A
            Inception May 4................................      --          --             --       10.11         N/A          N/A
            Monument.......................................      --          --             --       10.11        9.18%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.26       -5.51%        1.30%
            Inception May 1................................      --          --            N/A        9.80         N/A          N/A
  Commodities Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................                                N/A        9.66       -3.88%         N/A
            Inception October 21...........................                                N/A       10.05         N/A          N/A
  Consumer Products Fund
     2005   Total..........................................      --          --           8.63%
            Monument Advisor...............................      --          --             --       10.14        0.70%         N/A
            Inception May 4................................      --          --             --       10.07         N/A          N/A
            Monument.......................................      --          --             --       10.23       -1.73%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.41        3.07%        1.30%
            Inception May 1................................      --          --            N/A       10.10         N/A          N/A
  Electronics Fund
     2005   Total..........................................       5          50           0.00%
            Monument Advisor...............................      --          --             --       12.18       19.18%         N/A
            Inception May 4................................      --          --             --       10.22         N/A          N/A
            Monument.......................................      --          --             --        9.33        2.53%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.10       -6.57%        1.30%
            Inception May 1................................      --          --            N/A        9.74         N/A          N/A
  Energy Fund
     2005   Total..........................................       1          11           0.02%
            Monument Advisor...............................      --          --             --       12.81       26.46%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --       16.55       36.78%        1.30%
     2004   Monument.......................................      --          --           0.00%      12.10       18.40%        1.30%
            Inception May 1................................      --          --            N/A       10.22         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
  Energy Services Fund
     2005   Total..........................................      23     $   331
            Monument Advisor...............................      --          --           0.00%     $14.24       39.74%
            Inception May 4................................      --          --             --       10.19         N/A          N/A
            Monument.......................................      --          --             --       17.70       46.40%        1.30%
     2004   Monument.......................................      --          --           0.00%      12.09       18.88%        1.30%
            Inception May 1................................      --          --            N/A       10.17         N/A          N/A
  Financial Services Fund
     2005   Total..........................................      --          --           7.17%
            Monument Advisor...............................      --          --             --       11.26       10.50%         N/A
            Inception May 4................................      --          --             --       10.19         N/A          N/A
            Monument.......................................      --          --             --       11.71        2.00%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.48       14.23%        1.30%
            Inception May 1................................      --          --            N/A       10.05         N/A          N/A
  Health Care Fund
     2005   Total..........................................       2          25           0.00%
            Monument Advisor...............................      --          --             --       10.91        8.13%         N/A
            Inception May 4................................      --          --             --       10.09         N/A          N/A
            Monument.......................................      --          --             --       10.99        9.14%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.07        0.00%        1.30%
            Inception May 1................................      --          --            N/A       10.07         N/A          N/A
  Internet Fund
     2005   Total..........................................       1          17           0.00%
            Monument Advisor...............................      --          --             --       12.05       16.76%     N/A
            Inception May 4................................      --          --             --       10.32         N/A          N/A
            Monument.......................................      --          --             --       10.90       -2.68%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.20       14.40%        1.30%
            Inception May 1................................      --          --            N/A        9.79         N/A          N/A
  Inverse Dynamic Dow 30 Fund
     2005   Total..........................................      --          --           4.39%
            Monument Advisor...............................      --          --             --        9.25       -5.23%         N/A
            Inception May 4................................      --          --             --        9.76         N/A          N/A
            Monument.......................................      --          --             --        8.74        0.34%        1.30%
     2004   Monument.......................................      --          --           0.00%       8.71      -13.59%        1.30%
            Inception July 15..............................      --          --            N/A       10.08         N/A          N/A
  Inverse Mid-Cap Fund
     2005   Total..........................................      --          --           5.13%
            Monument Advisor...............................      --          --             --        8.80      -10.84%         N/A
            Inception May 4................................      --          --             --        9.87         N/A          N/A
            Monument.......................................      --          --             --        7.93       -9.37%        1.30%
     2004   Monument.......................................      --          --           0.00%       8.75      -11.97%        1.30%
            Inception July 15..............................      --          --            N/A        9.94         N/A          N/A
  Inverse Small-Cap Fund
     2005   Total..........................................      14         122           0.41%
            Monument Advisor...............................      --          --             --        8.73      -11.10%         N/A
            Inception May 4................................      --          --             --        9.82         N/A          N/A
            Monument.......................................      --          --             --        8.10       -4.26%        1.30%
     2004   Monument.......................................      --          --           0.00%       8.46      -15.06%        1.30%
            Inception July 15..............................      --          --            N/A        9.96         N/A          N/A
  Juno Fund
     2005   Total..........................................      33         325           0.00%
            Monument Advisor...............................      --          --             --       10.02       -1.28%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --        8.12       -6.45%        1.30%
     2004   Monument.......................................       6          48           0.00%       8.68      -11.81%        1.30%
     2003   Monument.......................................       3          26           0.00%       9.84       -1.58%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
  Large-Cap Europe Fund
     2005   Total..........................................       2     $    18           0.29%
            Monument Advisor...............................      --          --             --      $10.97        7.65%         N/A
            Inception May 4................................      --          --             --       10.19         N/A          N/A
            Monument.......................................      --          --             --       12.65        4.98%        1.30%
     2004   Monument.......................................       1          13          73.77%      12.05       19.19%        1.30%
            Inception May 1................................      --          --            N/A       10.11         N/A          N/A
  Large-Cap Growth Fund
     2005   Total..........................................       3          34           0.11%
            Monument Advisor...............................      --          --             --       10.59        4.85%         N/A
            Inception May 4................................      --          --             --       10.10         N/A          N/A
            Monument.......................................      --          --             --       10.54        0.48%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.49        5.32%        1.30%
            Inception July 15..............................      --          --            N/A        9.96         N/A          N/A
  Large-Cap Japan Fund
     2005   Total..........................................      20         267           0.00%
            Monument Advisor...............................      --          --             --       13.51       32.71%         N/A
            Inception May 4................................      --          --             --       10.18         N/A          N/A
            Monument.......................................      --          --             --       12.27       18.78%        1.30%
     2004   Monument.......................................       2          21           0.00%      10.33        4.66%        1.30%
            Inception May 1................................      --          --            N/A        9.87         N/A          N/A
  Large-Cap Value Fund
     2005   Total..........................................      12         128           1.27%
            Monument Advisor...............................      --          --             --       10.94        7.68%         N/A
            Inception May 4................................      --          --             --       10.16         N/A          N/A
            Monument.......................................      --          --             --       11.49        2.86%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.17       12.15%        1.30%
            Inception July 15..............................      --          --            N/A        9.96         N/A          N/A
  Leisure Fund
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.17        0.00%         N/A
            Inception May 4................................      --          --             --       10.17         N/A          N/A
            Monument.......................................      --          --             --       10.81       -6.08%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.51       14.87%        1.30%
            Inception May 1................................      --          --            N/A       10.02         N/A          N/A
  Long Dynamic Dow 30 Fund
     2005   Total..........................................       2          19           0.55%
            Monument Advisor...............................      --          --             --       10.76        4.98%         N/A
            Inception May 4................................      --          --             --       10.25         N/A          N/A
            Monument.......................................      --          --             --       10.48       -5.07%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.04       11.29%        1.30%
            Inception July 15..............................      --          --            N/A        9.92         N/A          N/A
  Medius Fund
  2005   Total.............................................       4          51           0.00%
            Monument Advisor...............................      --          --             --       12.26       20.20%         N/A
            Inception May 4................................      --          --             --       10.20         N/A          N/A
            Monument.......................................      --          --             --       20.14       12.58%        1.30%
     2004   Monument.......................................       1          23           0.00%      17.89       20.59%        1.30%
     2003   Monument.......................................      --          --           0.00%      14.84       48.36%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
  Mekros Fund
     2005   Total..........................................       3          56          11.06%
            Monument Advisor...............................      --          --             --       12.18       18.37%         N/A
            Inception May 4................................      --          --             --       10.29         N/A          N/A
            Monument.......................................      --          --             --       20.07        2.61%        1.30%
     2004   Monument.......................................       3          60           0.00%      19.56       23.57%        1.30%
     2003   Monument.......................................      --          --          60.37%      15.83       58.07%        1.30%
            Inception May 1................................      --          --            N/A       10.01         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
  Mid-Cap Growth Fund
     2005   Total..........................................      20     $   235           0.00%
            Monument Advisor...............................      --          --             --      $11.66       15.10%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --       12.17        9.94%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.07       10.04%        1.30%
            Inception July 15..............................      --          --            N/A       10.06         N/A          N/A
  Mid-Cap Value Fund
     2005   Total..........................................      16         178           0.47%
            Monument Advisor...............................      --          --             --       11.38       12.23%
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       12.11        6.98%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.32       12.75%        1.30%
            Inception July 15..............................      --          --            N/A       10.04         N/A          N/A
  Nova Fund
     2005   Total..........................................       4          41           0.23%
            Monument Advisor...............................      --          --             --       11.12        9.23%         N/A
            Inception May 4................................      --          --             --       10.18         N/A          N/A
            Monument.......................................      --          --             --       11.56        2.57%        1.30%
     2004   Monument.......................................      55         622           0.01%      11.27       13.17%        1.30%
     2003   Monument.......................................       4          37           0.00%       9.96       37.40%        1.30%
     2002   Monument.......................................       4          27           3.82%       7.25      -36.56%        1.30%
     2001   Monument.......................................       6          70          18.68%      11.42      -24.57%        1.30%
  OTC Fund
     2005   Total..........................................     351       4,053           0.00%
            Monument Advisor...............................      --          --             --       11.49       12.98%         N/A
            Inception May 4................................      --          --             --       10.17         N/A          N/A
            Monument.......................................      --          --             --       14.12       -0.21%        1.30%
     2004   Monument.......................................      49         700           0.00%      14.15        7.97%        1.30%
     2003   Monument.......................................      86       1,126           0.00%      13.11       43.54%        1.30%
     2002   Monument.......................................      12         107           0.00%       9.13      -39.65%        1.30%
     2001   Monument.......................................      12         187           0.00%      15.13      -36.02%        1.30%
  Precious Metals Fund
     2005   Total..........................................      22         320           0.00%
            Monument Advisor...............................      --          --             --       14.55       41.67%         N/A
            Inception May 4................................      --          --             --       10.27         N/A          N/A
            Monument.......................................      --          --             --       13.68       19.37%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.46       14.60%        1.30%
            Inception May 1................................      --          --            N/A       10.00         N/A          N/A
  Real Estate Fund
     2005   Total..........................................       2          19           2.01%
            Monument Advisor...............................      --          --             --       11.18       10.80%         N/A
            Inception May 4................................      --          --             --       10.09         N/A          N/A
            Monument.......................................      --          --             --       14.15        5.75%        1.30%
     2004   Monument.......................................       1           6           1.65%      13.38       32.61%        1.30%
            Inception May 1................................      --          --            N/A       10.09         N/A          N/A
  Retailing Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       11.03        8.78%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --           0.00%      11.11        4.12%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.67        6.81%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
  Sector Rotation Fund
     2005   Total..........................................       4          49           0.00%
            Monument Advisor...............................      --          --             --       11.93       17.54%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --           0.00%      15.34       12.22%        1.30%
     2004   Monument.......................................      --          --           0.00%      13.67        9.30%        1.30%
     2003   Monument.......................................      --          --            N/A       12.51       24.76%        1.30%
            Inception May 1................................      --          --            N/A       10.02         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
  Small-Cap Growth Fund
     2005   Total..........................................       3     $    31           0.00%
            Monument Advisor...............................      --          --             --      $11.39       12.22%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --       12.09        4.86%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.53       14.61%        1.30%
            Inception July 15..............................      --          --            N/A       10.06         N/A          N/A
  Small-Cap Value Fund
     2005   Total..........................................       3          38           0.00%
            Monument Advisor...............................      --          --             --       11.24       10.30%
            Inception May 4................................      --          --             --       10.19         N/A          N/A
            Monument.......................................      --          --             --       11.77        2.35%        1.30%
     2004   Monument.......................................      --          --           0.00%      11.50       14.54%        1.30%
            Inception July 15..............................      --          --            N/A       10.04         N/A          N/A
  Strengthening Dollar Fund
     2005   Total..........................................      --          --           1.07%
            Monument Advisor...............................      --          --            N/A       10.38        2.57%         N/A
            Inception October 21...........................      --          --            N/A       10.12         N/A          N/A
  Technology Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       11.62       14.94%         N/A
            Inception May 4................................      --          --             --       10.11         N/A          N/A
            Monument.......................................      --          --             --       10.66        1.81%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.47        6.40%        1.30%
            Inception May 1................................      --          --            N/A        9.84         N/A          N/A
  Telecommunications Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       11.39       12.33%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       10.82       -0.18%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.84        9.61%        1.30%
            Inception May 1................................      --          --            N/A        9.89         N/A          N/A
  Titan 500 Fund
     2005   Total..........................................       8          87           0.00%
            Monument Advisor...............................      --          --             --       11.35       10.84%         N/A
            Inception May 4................................      --          --             --       10.24         N/A          N/A
            Monument.......................................      --          --             --       11.80        1.99%        1.30%
     2004   Monument.......................................      51         594           0.00%      11.57       15.12%        1.30%
            Inception May 1................................      --          --            N/A       10.05         N/A          N/A
  Transportation Fund
     2005   Total..........................................       4          45           0.00%
            Monument Advisor...............................      --          --             --       12.47       22.25%         N/A
            Inception May 4................................      --          --             --       10.20         N/A          N/A
            Monument.......................................      --          --             --       13.46        7.08%        1.30%
     2004   Monument.......................................       1           7           0.00%      12.57       25.45%        1.30%
            Inception May 1................................      --          --            N/A       10.02         N/A          N/A
  U.S. Government Bond Fund
     2005   Total..........................................      17         172           2.78%
            Monument Advisor...............................      --          --             --       10.05        2.34%         N/A
            Inception May 4................................      --          --             --        9.82         N/A          N/A
            Monument.......................................      --          --             --       11.01        6.38%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.35        6.99%        1.30%
     2003   Monument.......................................      --          --           2.13%       9.67       -3.12%        1.30%
            Inception May 1................................      --          --            N/A        9.98         N/A          N/A
  U.S. Government Money Market Fund
     2005   Total..........................................     907       9,206           1.61%
            Monument Advisor...............................      --          --             --       10.16        1.60%         N/A
            Inception May 4................................      --          --             --       10.00         N/A          N/A
            Monument.......................................      --          --             --        9.93        0.61%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
  U.S. Government Money Market Fund (continued)
     2004   Monument.......................................       8     $    83           0.48%     $ 9.87       -0.62%        1.30%
     2003   Monument.......................................       3          27           0.03%       9.93       -0.78%        0.95%
     2002   Monument.......................................   4,006      40,100           0.43%      10.01       -0.36%        0.95%
     2001   Monument.......................................   2,563      25,751           1.84%      10.05        0.46%        1.30%
  Ursa Fund
     2005   Total..........................................      11         100           0.00%
            Monument Advisor...............................      --          --             --      $ 9.48       -4.15%         N/A
            Inception May 4................................      --          --             --        9.89         N/A          N/A
            Monument.......................................      --          --             --        6.97       -1.97%        1.30%
     2004   Monument.......................................      --          --           0.00%       7.11      -11.40%        1.30%
     2003   Monument.......................................       3          25           0.00%       8.02      -19.64%        1.30%
            Inception May 1................................      --          --            N/A        9.98         N/A          N/A
  Utilities Fund
     2005   Total..........................................      13         141           0.59%
            Monument Advisor...............................      --          --             --       10.61        5.47%         N/A
            Inception May 4................................      --          --             --       10.06         N/A          N/A
            Monument.......................................      --          --             --       12.59        9.10%        1.30%
     2004   Monument.......................................       3          35           0.35%      11.54       14.71%        1.30%
            Inception May 1................................      --          --            N/A       10.06         N/A          N/A
  Velocity 100 Fund
     2005   Total..........................................      48         613           0.00%
            Monument Advisor...............................      --          --             --       12.77       23.50%         N/A
            Inception May 4................................      --          --             --       10.34         N/A          N/A
            Monument.......................................      --          --           0.00%      11.60       -4.29%        1.30%
     2004   Monument.......................................      59         716          27.50%      12.12       24.05%        1.30%
            Inception May 1................................      --          --            N/A        9.77         N/A          N/A
  Weakening Dollar Fund
     2005   Total..........................................      --          --           0.00
            Monument Advisor...............................      --          --             --        9.69       -1.92%         N/A
            Inception October 21...........................      --          --             --        9.88         N/A          N/A
Salomon Brothers Variable Series Funds:
  Aggressive Growth Fund
     2005   Total..........................................       1           6           0.00%
            Monument Advisor...............................      --          --            N/A       11.90       16.90%         N/A
            Inception May 4................................      --          --            N/A       10.18         N/A          N/A
  All Cap Fund
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       11.05        8.87%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --           0.00%      10.99        2.61%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.71        6.36%        1.30%
            Inception May 1................................      --          --            N/A       10.07         N/A          N/A
  High Yield Bond Fund
     2005   Total..........................................      48         509          18.31%
            Monument Advisor...............................      --          --             --       10.63        5.88%         N/A
            Inception May 4................................      --          --             --       10.04         N/A          N/A
  Large Cap Growth Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       11.36       11.59%         N/A
            Inception May 4................................      --          --             --       10.18         N/A          N/A
            Monument.......................................      --          --             --       10.31        3.83%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.93        0.20%        1.30%
            Inception May 1................................      --          --            N/A        9.91         N/A          N/A
  SB Government Portfolio
     2005   Total..........................................      --          --            N/A
            Monument Advisor...............................      --          --             --       10.11        1.00%         N/A
            Inception May 4................................      --          --             --       10.01         N/A          N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds: (continued)
  Strategic Bond Fund
     2005   Total..........................................      12     $   124           6.36%
            Monument Advisor...............................      --          --             --      $10.24        2.20%         N/A
            Inception May 4................................      --          --             --       10.02         N/A          N/A
            Monument.......................................      --          --             --       10.74        1.13%        1.30%
     2004   Monument.......................................       5          52          44.93%      10.62        6.20%        1.30%
            Inception May 1................................      --          --            N/A       10.00         N/A          N/A
  Total Return Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       10.65        5.55%         N/A
            Inception May 4................................      --          --             --       10.09         N/A          N/A
            Monument.......................................      --          --             --       10.81        1.98%        1.30%
     2004   Monument.......................................      --          --           0.00%      10.60        5.79%        1.30%
            Inception May 1................................      --          --            N/A       10.02         N/A          N/A
Seligman Portfolios, Inc.:
  Communications and Information Portfolio
     2005   Total..........................................      --           1           0.00%
            Monument Advisor...............................      --          --             --       11.97       18.05%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --        5.98        6.22%        1.30%
     2004   Monument.......................................      --           2           0.00%       5.63        9.37%        1.30%
     2003   Monument.......................................      --           1           0.00%       5.15       42.20%        1.30%
     2002   Monument.......................................      --           1           0.00%       3.62      -37.06%        1.30%
     2001   Monument.......................................       7          38          13.18%       5.75        3.71%        1.30%
  Global Technology Portfolio
     2005   Total..........................................      --           1           0.00%
            Monument Advisor...............................      --          --             --       12.04       18.85%         N/A
            Inception May 4................................      --          --             --       10.13         N/A          N/A
            Monument.......................................      --          --             --        5.11        6.68%        1.30%
     2004   Monument.......................................      --           2           0.00%       4.79        2.45%        1.30%
     2003   Monument.......................................      --           2           0.00%       4.68       34.30%        1.30%
     2002   Monument.......................................      --           1           0.00%       3.48      -32.67%        1.30%
     2001   Monument.......................................      --           2           4.21%       5.17      -23.22%        1.30%
Third Avenue Variable Series Trust:
  Value Portfolio
     2005   Total..........................................      34         427           0.98%
            Monument Advisor...............................      --          --             --       12.11       18.96%         N/A
            Inception May 4................................      --          --             --       10.18         N/A          N/A
            Monument.......................................      --          --             --       18.42       13.14%        1.30%
     2004   Monument.......................................       3          42           0.70%      16.28       18.37%        1.30%
     2003   Monument.......................................      --          --            N/A       13.75       37.54%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
Van Eck Worldwide Insurance Trust:
  Worldwide Absolute Return Fund
     2005   Total..........................................      --          --           0.00%
            Monument Advisor...............................      --          --             --       10.06        0.70%         N/A
            Inception May 4................................      --          --             --        9.99         N/A          N/A
            Monument.......................................      --          --           0.00%       9.67       -1.12%        1.30%
     2004   Monument.......................................      --          --           0.00%       9.78       -1.54%        1.30%
     2003   Monument.......................................      --          --            N/A        9.93       -0.67%        1.30%
            Inception May 1................................      --          --            N/A        9.99         N/A          N/A
  Worldwide Bond Fund
     2005   Total..........................................       2          19          18.43%
            Monument Advisor...............................      --          --             --        9.76       -2.59%         N/A
            Inception May 4................................      --          --             --       10.02         N/A          N/A
            Monument.......................................      --          --             --       13.43       -4.28%        1.30%
     2004   Monument.......................................       3          37           5.22%      14.03        7.74%        1.30%
     2003   Monument.......................................       1          11          -0.03%      13.02       16.64%        1.30%
     2002   Monument.......................................      17         192           0.00%      11.16       20.09%        1.30%
     2001   Monument.......................................       1           9           0.04%       9.30       -6.34%        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                                      INVESTMENT
                                                              UNITS    NET ASSETS       INCOME       UNIT        TOTAL       EXPENSE
     YEAR   DESCRIPTION                                       (000S)     (000S)          RATIO      VALUE*      RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust: (continued)
  Worldwide Emerging Markets Fund
     2005   Total..........................................      20     $   269           0.83%
            Monument Advisor...............................      --          --             --      $13.00       27.08%         N/A
            Inception May 4................................      --          --             --       10.23         N/A          N/A
            Monument.......................................      --          --             --       13.60       30.27%        1.30%
     2004   Monument.......................................      19         195           0.27%      10.44       24.25%        1.30%
     2003   Monument.......................................       5          41           0.40%       8.40       52.20%        1.30%
     2002   Monument.......................................   2,598      14,341           0.00%       5.52       -4.16%        1.30%
     2001   Monument.......................................       6          33           0.00%       5.76       -3.09%        1.30%
  Worldwide Hard Assets Fund
     2005   Total..........................................      20         308           0.05%
            Monument Advisor...............................      --          --             --       14.70       44.97%         N/A
            Inception May 4................................      --          --             --       10.14         N/A          N/A
            Monument.......................................      --          --             --       20.84       49.71%        1.30%
     2004   Monument.......................................       1          11           0.00%      13.92       22.36%        1.30%
     2003   Monument.......................................      --          --           0.66%      11.38       43.21%        1.30%
     2002   Monument.......................................      --          --           0.01%       7.94       -4.10%        1.30%
     2001   Monument.......................................       3          20           0.00%       8.28      -11.62%        1.30%
  Worldwide Real Estate Fund
     2005   Total..........................................       2          36           2.05%
            Monument Advisor...............................      --          --             --       12.56       24.85%         N/A
            Inception May 4................................      --          --             --       10.06         N/A          N/A
            Monument.......................................      --          --             --       20.17       19.42%        1.30%
     2004   Monument.......................................       2          30           1.41%      16.89       34.45%        1.30%
     2003   Monument.......................................       3          32           0.02%      12.56       32.76%        1.30%
     2002   Monument.......................................       2          23           0.11%       9.46       -5.72%        1.30%
     2001   Monument.......................................       8          81           0.15%      10.04        3.97%        1.30%
Wells Fargo Advantage Variable Trust Funds:
  Discovery Fund
     2005   Total..........................................      14         163           0.00%
            Monument Advisor...............................      --          --             --       12.36       20.47%         N/A
            Inception May 4................................      --          --             --       10.26         N/A          N/A
            Monument.......................................      --          --             --       11.36       14.75%        1.30%
            Inception April 8..............................      --          --            N/A        9.90         N/A          N/A
  Opportunity Fund
     2005   Total..........................................      13         177           0.00%
            Monument Advisor...............................      --          --             --       11.45       12.81%         N/A
            Inception May 4................................      --          --             --       10.15         N/A          N/A
            Monument.......................................      --          --             --       15.44        6.56%        1.30%
     2004   Monument.......................................       7         100           0.00%      14.49       16.66%        1.30%
     2003   Monument.......................................       5          62           0.01%      12.42       35.24%        1.30%
     2002   Monument.......................................      48         443           0.60%       9.18      -27.77%        1.30%
     2001   Monument.......................................      17         222          19.64%      12.71       -4.95%        1.30%

*     December 31 unless otherwise indicated
a) Since ratios are based up total in the period rather than days with balance and due to minimal activity, the ratios appears higher than expected.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES        OF THE PERIOD   PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust:
   Balanced ............................................                        9,229.0           1.4       (2,393.6)       6,836.8
   Equity ..............................................                       19,361.0      20,763.6      (16,032.6)      24,092.0
   Fixed Income ........................................                        2,811.9       6,403.1       (2,063.7)       7,151.3
   Focus 20 ............................................        a               2,156.7            --       (2,156.7)            --
   Government Securities ...............................                        9,423.7         282.6       (1,617.2)       8,089.1
   High Yield ..........................................                          901.7     215,747.2     (125,762.6)      90,886.3
   Money Market ........................................                      418,045.2   7,968,406.7   (7,230,190.0)   1,156,261.9
Aim Variable Insurance Funds:
   Basic Value .........................................                             --      10,799.3          (38.9)      10,760.4
   Core Stock ..........................................                          901.8           0.1          (47.2)         854.7
   Financial Services ..................................                            1.8      17,846.9       (3,828.3)      14,020.4
   Global Health Care ..................................        b                 259.3       2,059.7       (1,359.1)         959.9
   High Yield ..........................................                          362.8     403,406.0      (87,828.3)     315,940.5
   Real Estate .........................................                        4,706.8      19,756.5      (12,408.1)      12,055.2
   Technology ..........................................                        5,564.2      21,138.9       (6,863.8)      19,839.3
The Alger American Fund:
   Growth ..............................................                        3,740.5      22,731.0       (1,850.6)      24,620.9
   Leveraged AllCap ....................................                        3,903.4      13,160.0       (1,028.3)      16,035.1
   Midcap Growth .......................................                        6,390.0       2,367.8       (2,982.4)       5,775.4
   Small Capitalization ................................                        5,075.0      30,328.1      (22,386.0)      13,017.1
Alliance Variable Product Series Fund:
   Growth and Income ...................................                          116.8            --         (116.8)            --
American Century Variable Portfolios:
   Income & Growth .....................................                          621.2      11,559.4         (309.4)      11,871.2
   Inflation Protection ................................                             --      34,813.5      (26,685.6)       8,127.9
   International .......................................                          871.8            --         (209.8)         662.0
   Value ...............................................                        4,509.0      15,312.1       (2,761.9)      17,059.2
Dreyfus Investment Portfolios:
   Small Cap Stock Index ...............................        c                    --       7,037.3          (31.1)       7,006.2
Dreyfus Socially Responsible Growth ....................                        1,568.5       7,469.2       (7,504.0)       1,533.7
Dreyfus Stock Index ....................................                       25,377.7      12,780.6      (10,436.9)      27,721.4
Dreyfus Variable Investment Funds:
   Disciplined Stock ...................................                        2,937.2         110.8       (2,575.6)         472.4
   International Value .................................                       11,008.5      39,167.8      (22,310.0)      27,866.3
Federated Insurance Series:
   Capital Income II ...................................                          364.5            --             --          364.5
   High Income Bond II .................................                        2,998.2      16,512.6       (1,686.8)      17,824.0
   International Equity II .............................                          558.4      20,524.4       (5,393.1)      15,689.7
Janus Aspen Series: (Institutional)
   Growth and Income ...................................                        4,635.0         370.8         (696.6)       4,309.2
   International Growth ................................                             --         516.1             --          516.1
   Large Cap Growth ....................................                       27,228.0         175.6      (10,558.6)      16,845.0
   Mid Cap Growth ......................................                       22,363.2         687.6      (15,191.7)       7,859.1
   Worldwide Growth ....................................                       31,834.4          40.5      (12,509.7)      19,365.2
Janus Aspen Series: (Service)
   Growth and Income ...................................                             --       8,981.9       (8,348.5)         633.4
   International Growth ................................                             --      47,360.7       (3,902.7)      43,458.0
   Large Cap Growth ....................................                             --      11,576.8       (1,230.4)      10,346.4
   Mid Cap Growth ......................................                             --       6,872.2       (6,872.2)            --
   Worldwide Growth ....................................                             --       2,700.7       (2,504.5)         196.2
Lazard Retirement Series:
   Emerging Markets ....................................                             --      48,996.9      (23,658.0)      25,338.9
   Equity ..............................................                             --       1,419.6             --        1,419.6
   International Equity ................................                             --       3,990.9             --        3,990.9
   Small Cap ...........................................                        2,424.0       3,447.7       (3,944.6)       1,927.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES        OF THE PERIOD   PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series:
   Growth and Income ...................................                       10,211.7       4,080.0       (5,854.0)       8,437.7
Neuberger Berman Advisers Management Trust:
   Fasciano ............................................                             --       2,827.0           (0.6)       2,826.4
   Limited Maturity Bond ...............................                        2,126.7       9,159.3       (3,690.0)       7,596.0
   Midcap Growth .......................................                             --         534.8             --          534.8
   Partners ............................................                        1,457.3      28,400.1      (12,324.0)      17,533.4
   Regency .............................................                          613.8      18,374.6       (7,305.6)      11,682.8
   Socially Responsive .................................                             --       4,546.1         (993.8)       3,552.3
PIMCO Variable Insurance Trust:
   Money Market ........................................                             --     373,397.4     (285,417.2)      87,980.2
   Real Return .........................................                        3,017.9      29,894.9      (13,374.1)      19,538.7
   Short-Term ..........................................                        1,635.4      11,837.1       (4,027.4)       9,445.1
   Total Return ........................................                        2,585.6      60,992.5      (14,230.1)      49,348.0
Pioneer Variable Contracts Trust:
   Equity Income .......................................                          173.4       4,975.2       (1,888.1)       3,260.5
   Europe ..............................................                             --      15,558.8          (28.9)      15,529.9
   Fund ................................................                        2,166.6       3,247.5         (169.7)       5,244.4
   High Yield ..........................................        c                    --      72,535.9       (5,121.9)      67,414.0
   Mid Cap Value .......................................        c                    --       3,535.0       (2,125.3)       1,409.7
   Money Market ........................................        c                    --     147,040.6     (140,299.4)       6,741.2
Potomac Insurance Trust:
   Dynamic VP HY Bond ..................................        c                    --       9,176.9             --        9,176.9
Royce Capital Fund:
   Micro-Cap ...........................................                        2,525.7       6,764.9         (862.7)       8,427.9
   Small-Cap ...........................................                        6,060.4      32,030.4      (10,083.2)      28,007.6
Rydex Variable Trust:
   CLS AdvisorOne Amerigo ..............................        c                    --      85,298.1      (23,807.8)      61,490.3
   CLS AdvisorOne Clermont .............................        c                    --      12,796.6          (91.8)      12,704.8
   Arktos ..............................................                             --   2,372,847.5   (2,347,679.3)      25,168.2
   Banking .............................................                             --      12,228.2      (11,241.4)         986.8
   Basic Materials .....................................                             --      31,752.2      (26,887.4)       4,864.8
   Biotechnology .......................................                             --      15,256.5      (10,998.1)       4,258.4
   Commodities .........................................        e                               701.7         (701.7)            --
   Consumer Products ...................................                             --         737.9         (737.9)            --
   Electronics .........................................                             --     291,435.9     (286,714.2)       4,721.7
   Energy ..............................................                             --      34,921.4      (34,238.4)         683.0
   Energy Services .....................................                             --      61,032.0      (38,061.3)      22,970.7
   Financial Services ..................................                             --       5,994.8       (5,994.8)            --
   Health Services .....................................                             --      20,858.6      (18,612.1)       2,246.5
   Internet ............................................                             --       7,666.8       (6,186.5)       1,480.3
   Inverse Dynamic Dow 30 ..............................                             --      17,437.0      (17,437.0)            --
   Inverse Mid-Cap .....................................                             --      18,939.8      (18,939.8)            --
   Inverse Small-Cap ...................................                             --   1,044,717.6   (1,030,734.2)      13,983.4
   Juno ................................................                        5,491.1     345,031.4     (317,569.6)      32,952.9
   Large-Cap Europe ....................................                        1,085.7      30,352.3      (29,813.5)       1,624.5
   Large-Cap Growth ....................................                             --       5,497.5       (2,273.2)       3,224.3
   Large-Cap Japan .....................................                        2,023.8      62,959.8      (45,007.3)      19,976.3
   Large-Cap Value .....................................                             --      46,297.3      (34,461.2)      11,836.1
   Long Dynamic Dow 30 .................................                             --      55,049.9      (53,217.3)       1,832.6
   Medius ..............................................                        1,290.8     150,647.5     (148,359.6)       3,578.7
   Mekros ..............................................                        3,048.3   2,450,185.9   (2,450,270.4)       2,963.8
   Mid-Cap Growth ......................................                             --      66,337.9      (46,150.6)      20,187.3
   Mid-Cap Value .......................................                             --      48,093.5      (32,395.4)      15,698.1
   Nova ................................................                       55,184.2      24,146.5      (75,664.0)       3,666.7
   OTC .................................................                       49,484.3   1,369,630.2   (1,067,737.0)     351,377.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2005

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES        OF THE PERIOD   PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust: (continued)
   Precious Metals .....................................                             --     133,317.1     (111,151.1)      22,166.0
   Real Estate .........................................                          506.9       8,095.1       (7,036.6)       1,565.4
   Retailing ...........................................                             --      39,703.5      (39,703.5)            --
   Sector Rotation .....................................                             --       6,793.1       (2,680.1)       4,113.0
   Small-Cap Growth ....................................                             --     101,173.3      (98,426.7)       2,746.6
   Small-Cap Value .....................................                             --      12,691.4       (9,202.1)       3,489.3
   Strengthening Dollar ................................        e                    --      60,677.4      (60,677.4)            --
   Technology ..........................................                             --       1,387.1       (1,387.1)            --
   Telecommunications ..................................                             --       3,199.7       (3,199.7)            --
   Titan 500 ...........................................                       51,357.9     192,603.5     (236,279.9)       7,681.5
   Transportation ......................................                          568.9       8,804.8       (5,756.2)       3,617.5
   U.S. Government Bond ................................                             --   4,690,270.5   (4,673,150.6)      17,119.9
   U.S. Government Money Market ........................                        8,419.8   8,221,661.0   (7,323,410.3)     906,670.5
   Ursa ................................................                             --     348,629.0     (338,085.3)      10,543.7
   Utilities ...........................................                        3,007.8      37,926.0      (27,783.8)      13,150.0
   Velocity 100 ........................................                       59,110.4   1,265,512.4   (1,276,510.7)      48,112.1
   Weakening Dollar ....................................        e                    --      28,737.1      (28,737.1)            --
Salomon Brothers Variable Series Trust:
   Aggressive Growth ...................................        c                    --         511.1           (0.1)         511.0
   High Yield Bond .....................................        c                    --      95,702.7      (47,852.3)      47,850.4
   Large Cap Growth ....................................                             --       1,577.7       (1,577.7)            --
   Strategic Bond ......................................                        4,907.5       9,563.9       (2,600.3)      11,871.1
Seligman Portfolio:
   Communications & Information ........................                          266.8            --         (111.4)         155.4
   Global Technology ...................................                          366.2            --         (130.7)         235.5
Strong Variable Insurance Funds:
   Mid Cap Growth II ...................................        h              19,287.6          54.6      (19,342.2)            --
Third Avenue Variable Series Trust:
   Value ...............................................                        2,588.5      36,643.2       (5,471.0)      33,760.7
Van Eck Worldwide Insurance Trust:
   Bond ................................................                        2,617.9       1,596.4       (2,407.2)       1,807.1
   Emerging Markets ....................................                       18,675.1      18,631.7      (17,000.2)      20,306.6
   Hard Assets .........................................                          771.7      33,010.4      (13,135.5)      20,646.6
   Real Estate .........................................                        1,787.4       1,257.5       (1,236.7)       1,808.2
Variable Insurance Funds:
   Choice Market Neutral Fund ..........................        g              10,432.6            --      (10,432.6)            --
Wells Fargo Advantage Variable Trust Funds:
   Discovery ...........................................        i                    --      20,932.4       (6,573.7)      14,358.7
   Opportunity .........................................        f               6,927.3       8,422.0       (1,769.6)      13,579.7
                                                                            -------------------------------------------------------
                                                                              974,034.2  33,974,471.5  (30,752,874.1)   4,195,631.6
                                                                            =======================================================

a)    For the period January 1, 2005 through May 31, 2005 (liquidation of fund).
b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c)    For the period May 4, 2005 (inception of fund) through December 31, 2005.
d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.
e)    For the period October 21, 2005 (inception of fund) through December 31,
      2005.
f) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.
g)    For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
h) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery Fund).
i)    For the period April 8, 2005 (inception of fund) through December 31,
      2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                              NUMBER                                      NUMBER
                                                                             OF UNITS                                    OF UNITS
                                                                             BEGINNING        UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES        OF THE PERIOD   PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 Series Trust:
   Balanced ............................................                       11,757.9         223.9       (2,752.8)       9,229.0
   Equity ..............................................                       20,470.4       2,009.3       (3,118.7)      19,361.0
   Fixed Income ........................................                        6,557.7       8,813.9      (12,559.7)       2,811.9
   Focus 20 ............................................                       11,001.5            --       (8,844.8)       2,156.7
   Government Securities ...............................                       11,792.0         336.3       (2,704.6)       9,423.7
   High Yield ..........................................                          903.0         285.9         (287.2)         901.7
   Money Market ........................................                      349,140.7     747,295.2     (678,390.7)     418,045.2
Aim Variable Insurance Funds:
   Basic Value .........................................                             --       6,815.5       (6,815.5)            --
   Core Stock ..........................................        a               1,237.2            --         (335.4)         901.8
   Financial Services ..................................        b                 320.4       4,009.7       (4,328.3)           1.8
   Health Sciences .....................................        c                 208.7      15,213.6      (15,163.0)         259.3
   High Yield ..........................................        d                    --         362.8             --          362.8
   Mid Cap Core Equity .................................                             --       1,645.9       (1,645.9)            --
   Real Estate .........................................        e                 606.8       6,595.2       (2,495.2)       4,706.8
   Technology ..........................................        f                 295.5      14,547.6       (9,278.9)       5,564.2
The Alger American Fund:
   Growth ..............................................                        4,744.5       2,357.3       (3,361.3)       3,740.5
   Leveraged AllCap ....................................                        5,362.8       5,435.1       (6,894.5)       3,903.4
   MidCap Growth .......................................                        8,777.2       4,771.7       (7,158.9)       6,390.0
   Small Capitalization ................................                        7,844.3       4,521.4       (7,290.7)       5,075.0
Alliance Variable Product Series Fund:
   Growth and Income ...................................                          116.8            --             --          116.8
American Century Variable Portfolios:
   Income & Growth .....................................                        3,064.5       1,005.9       (3,449.2)         621.2
   International .......................................                        3,318.0       3,616.5       (6,062.7)         871.8
   Value ...............................................                        1,882.4       9,363.3       (6,736.7)       4,509.0
Dreyfus Socially Responsible Growth ....................                        1,966.2          15.1         (412.8)       1,568.5
Dreyfus Stock Index ....................................                       30,004.6       3,605.4       (8,232.3)      25,377.7
Dreyfus Variable Investment Funds
   Disciplined Stock ...................................                        3,038.1            --         (100.9)       2,937.2
   International Value .................................                        5,330.7       6,624.6         (946.8)      11,008.5
Federated Insurance Series:
   Capital Income II ...................................                          364.5            --             --          364.5
   High Income Bond II .................................                        2,614.3       3,439.3       (3,055.4)       2,998.2
   International Equity II .............................                          566.2         890.7         (898.5)         558.4
Invesco Variable Investment Funds:
   High Yield ..........................................        g                 474.7            --         (474.7)            --
Janus Aspen Series:
   Growth ..............................................                       35,485.8       9,682.3      (17,940.1)      27,228.0
   Growth and Income ...................................                        4,823.4           0.6         (189.0)       4,635.0
   International Growth ................................                             --         142.2         (142.2)            --
   Mid Cap Growth ......................................                       24,285.2       5,501.9       (7,423.9)      22,363.2
   Worldwide Growth ....................................                       37,479.9         461.1       (6,106.6)      31,834.4
Lazard Retirement Series:
   Small Cap ...........................................                        2,295.2       3,253.2       (3,124.4)       2,424.0
Lord Abbett Series:
   Growth and Income ...................................                        9,686.6       4,564.0       (4,038.9)      10,211.7
Neuberger Berman Advisers Management Trust:
   Fasciano ............................................                             --          66.5          (66.5)            --
   Limited Maturity Bond ...............................                        2,278.6         211.7         (363.6)       2,126.7
   Partners ............................................                          769.6       3,758.0       (3,070.3)       1,457.3
   Regency .............................................                             --         806.9         (193.1)         613.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING          UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES      OF THE PERIOD     PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
   Real Return .........................................                           --       339,844.3     (336,826.4)       3,017.9
   Short Term ..........................................        h                  --         1,635.4             --        1,635.4
   Total Return ........................................                           --        20,994.7      (18,409.1)       2,585.6
Pioneer Variable Contracts Trust
   Equity Income .......................................                      1,564.1           670.8       (2,061.5)         173.4
   Fund ................................................                      1,209.9         1,071.7         (115.0)       2,166.6
Royce Capital Fund:
   Micro Cap ...........................................                      1,409.3         1,287.0         (170.6)       2,525.7
   Small Cap ...........................................                      1,499.9         8,978.2       (4,417.7)       6,060.4
Rydex Variable Trust:
   Arktos ..............................................        h                  --       492,667.2     (492,667.2)            --
   Banking .............................................        h                  --       387,800.7     (387,800.7)            --
   Basic Materials .....................................        h                  --     1,360,385.6   (1,360,385.6)            --
   Biotechnology .......................................        h                  --     8,058,640.6   (8,058,640.6)            --
   Energy ..............................................        h                  --       298,918.0     (298,918.0)            --
   Energy Services .....................................        h                  --       938,788.5     (938,788.5)            --
   Financial Services ..................................        h                  --       390,561.3     (390,561.3)            --
   Health Care .........................................        h                  --     1,659,321.9   (1,659,321.9)            --
   Internet ............................................        h                  --     1,075,868.6   (1,075,868.6)            --
   Juno ................................................                      2,639.2         2,858.8           (6.9)       5,491.1
   Large Cap Europe ....................................        h                  --         1,085.7             --        1,085.7
   Large Cap Growth ....................................        i                  --     2,714,664.3   (2,714,664.3)            --
   Large Cap Japan .....................................        h                  --       179,873.4     (177,849.6)       2,023.8
   Large Cap Value .....................................        i                  --        32,736.0      (32,736.0)            --
   Leisure .............................................        h                  --     2,398,137.8   (2,398,137.8)            --
   Medius ..............................................                           --     3,409,514.3   (3,408,223.5)       1,290.8
   Mekros ..............................................                           --     5,070,482.0   (5,067,433.7)       3,048.3
   Nova ................................................                      3,706.6     2,878,390.4   (2,826,912.8)      55,184.2
   OTC .................................................                     85,906.8     3,975,542.2   (4,011,964.7)      49,484.3
   Precious Metals .....................................        h                  --       323,155.2     (323,155.2)            --
   Real Estate .........................................        h                  --           506.9             --          506.9
   Retailing ...........................................        h                  --       757,035.6     (757,035.6)            --
   Small Cap Growth ....................................        i                  --       117,834.6     (117,834.6)            --
   Technology ..........................................        h                  --     1,231,338.8   (1,231,338.8)            --
   Telecommunications ..................................        h                  --     1,867,015.6   (1,867,015.6)            --
   Titan 500 ...........................................        h                  --    13,988,925.4  (13,937,567.5)      51,357.9
   Transportation ......................................        h                  --       414,366.9     (413,798.0)         568.9
   U.S. Government Money Market ........................                      2,676.1     5,110,020.7   (5,104,277.0)       8,419.8
   Ursa ................................................                      3,129.2       225,574.7     (228,703.9)            --
   Utilities ...........................................        h                  --     1,011,998.5   (1,008,990.7)       3,007.8
   Velocity 100 ........................................                           --    10,558,419.0  (10,499,308.6)      59,110.4
Salomon Brothers Variable Series Funds:
   Strategic Bond ......................................        h                  --         4,907.5             --        4,907.5
Seligman Portfolios:
   Communications and Information ......................                        266.8              --             --          266.8
   Global Technology ...................................                        366.2              --             --          366.2
Strong Variable Insurance Funds:
   Mid Cap Growth II ...................................        j            22,957.5         1,994.7       (5,664.6)      19,287.6
   Strong Opportunity II ...............................        k             5,001.2         3,051.5       (1,125.4)       6,927.3
Third Avenue Variable Series Trust:
   Value ...............................................                           --         4,518.6       (1,930.1)       2,588.5
Van Eck Worldwide Insurance Trust :
   Bond ................................................                        815.3         1,906.1         (103.5)       2,617.9
   Emerging Markets ....................................                      4,874.8        15,240.7       (1,440.4)      18,675.1
   Hard Assets .........................................                           --           771.7             --          771.7
   Real Estate .........................................                      2,537.5           763.0       (1,513.1)       1,787.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2004

                                                                            NUMBER                                        NUMBER
                                                                           OF UNITS                                      OF UNITS
                                                                           BEGINNING          UNITS         UNITS           END
FUND DESCRIPTION                                              NOTES      OF THE PERIOD     PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Variable Insurance Funds: ..............................                             --            --
   Choice Market Neutral Fund ..........................                        7,858.8       3,479.1         (905.3)      10,432.6
                                                                           --------------------------------------------------------
                                                                              759,285.1  72,225,793.7  (72,011,044.6)     974,034.2
                                                                           ========================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.
d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.
f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.
g) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
h)    For the period May 1, 2004 (inception of funds) through December 31, 2004.
i) For the period July 15, 2004 through December 31, 2004 (Inception of funds).
j) Effective April 8, 2005, the fund was merged into Wells Fargo Advantage Discovery.
k) Effective April 8, 2005, the fund was renamed Wells Fargo Advantage Opportunity.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G as of December 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and others. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ BDO Seidman, LLP

New York, New York
February 24, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the statements of operations and changes in net assets of Jefferson National Life Annuity Account G (the "Account"), for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations and changes in net assets of Jefferson National Life Annuity Account G, for the year ended December 31, 2004, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young, LLP

New York, New York
March 28, 2005

                                JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                                SPONSOR

                                Jefferson National Life Insurance Company

                                DISTRIBUTOR

                                Inviva Securities Corporation

                                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                                BDO Seidman, LLP - For the year ended 12/31/05 Ernst & Young, LLP - For the year ended 12/31/04

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The financial statements of Jefferson National Life Insurance Company at December 31, 2005 and 2004, and for the years then ended.

         The financial statements of Jefferson National Life Annuity Account G at December 31, 2005 and for the year ended December 31, 2005.

 (b)     Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)   (a)        Resolution of Board of Directors of the Company            (2)
                 authorizing the establishment of the Separate Account.

      (b)        Resolution Changing the Name of the Separate Account       (1)

(2)              Not Applicable.

(3)   (a) (i)    Form of Principal Underwriter's Agreement of the Company   (1)
                 on behalf of the Separate Account and Inviva Securities
                 Corporation.

          (ii)   Form of Amendment to Principal Underwriter's Agreement     (1)

      (b)        Form of Selling Agreement                                  (1)

(4)   (a)        Form of Individual Contract Fixed and Variable Accounts.   (1)
                 (22-4056)

      (b)        Form of Group Contract.                                    (2)

      (c)        Form of Group Certificate.                                 (2)

      (d)        Form of Endorsement Amending MVA Provision                 (1)

      (e)        Form of IRA Endorsement                                    (1)

      (f)        Form of Roth IRA Endorsement                               (1)

      (g)        Form of JSA Endorsement                                    (1)

      (h)        Form of Individual Contract Fixed and Variable Accounts.   (11)
                 (JNL-2300)

      (i)        Form of Electronic Administration Endorsement (JNL-4020)   (11)

      (j)        Form of Individual Contract Fixed and Variable Accounts.   (12)
                 (JNL-2300-1)

(5)   (a)        Form of Application for Individual Annuity Contract.       (1)
                 (JNL-6000)

      (b)        Form of JNL Individual Application. (JNL-6005)             (11)

      (c)        Form of JNL Individual Application. (JNL-6005-2)           (12)

(6)   (a)        Amended and Restated Articles of Incorporation of Conseco  (1)
                 Variable Insurance Company.

      (b)        Amended and Restated By-Laws of the Company.               (1)

(7)              Not Applicable.

(8)   (a)        Form of Participation Agreement dated October 23, 2002     (1)
                 with Conseco Series Trust and Conseco Equity Sales, Inc.
                 and amendments thereto dated September 10, 2003 and February 1, 2001.

          (i)    Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

      (b) (i)    Form of Participation Agreement by and among A I M         (3)
                 Distributors, Inc., Jefferson National Life Insurance
                 Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (ii) Form of Amendment dated April 6, 2004 to the Participation (1) Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

      (c) (i)    Form of Participation Agreement among the Alger American   (4)
                 Fund, Great American Reserve Insurance Company and Fred
                 Alger and Company, Inc. dated March 31, 1995.

          (ii)   Form of Amendment dated November 5, 1999 to the            (5)
                 Participation Agreement among the Alger American Fund,
                 Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, (5) Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to    (1)
                 the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement among the Alger American Fund, Jefferson
                 National Life Insurance Company and Fred Alger and
                 Company, Inc. dated March 31, 1995.

      (d) (i)    Form of Participation Agreement between Great American     (4)
                 Reserve Insurance Company and American Century Investment Services as of 1997.

          (ii)   Form of Amendment dated November 15, 1997 to the           (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

          (iii)  Form of Amendment dated December 31, 1997 to the           (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

          (iv)   Form of Amendment dated January 13, 2000 to the            (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

          (v)    Form of Amendment dated February 9, 2001 to the            (5)
                 Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

          (vi) Form of Amendments dated July 31, 2003 and March 25, 2004 (1) to the Participation Agreement between Great American
                 Reserve Insurance Company and American Century Investment Services as of 1997.

          (vii) Form of Amendments dated May 1, 2005 to the Participation (10) Agreement between Jefferson National Life Insurance
                 Company and American Century Investment Services as of 1997.

          (viii) Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement between Jefferson National Life Insurance
                 Company and American Century Investment Services as of
                 1997.

      (e) (i)    Form of Participation Agreement dated May 1, 1995 by and   (5)
                 among Conseco Variable Insurance Company, Dreyfus
                 Variable Investment Fund, The Dreyfus Socially
                 Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                 Index Fund, Inc. and Dreyfus Investment Portfolios.

          (ii)   Form of Amendment dated March 21, 2002 to the              (5)
                 Participation Agreement dated May 1, 1995 by and among
                 Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                 Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                 and Dreyfus Investment Portfolios.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement dated May 1, 1995 by and among Conseco
                 Variable Insurance Company, Dreyfus Variable Investment
                 Fund, The Dreyfus Socially Responsible Growth Fund,
                 Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                 Dreyfus Investment Portfolios.

          (iv)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement dated May 1, 1995 by and among Conseco
                 Variable Insurance Company, Dreyfus Variable Investment
                 Fund, The Dreyfus Socially Responsible Growth Fund,
                 Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                 Dreyfus Investment Portfolios.

          (v)    Form of Amendment dated May 1, 2005 to the Participation   (10)
                 Agreement dated May 1, 1995 by and among Jefferson
                 National Life Insurance Company, Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible Growth
                 Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                 and Dreyfus Investment Portfolios.

      (f) (i)    Form of Participation Agreement dated March 6, 1995 by     (4)
                 and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.

          (ii)   Form of Amendment dated 1999 to the Participation          (5)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

          (iv)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement dated March 6, 1995 by and among Conseco
                 Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement dated March 6, 1995 by and among Jefferson
                 National Life Insurance Company, Federated Insurance
                 Series and Federated Securities Corp.

      (g) (i)    Form of Participation Agreement by and among First         (6)
                 American Insurance Portfolios, Inc., First American
                 Asset Management and Conseco Variable Insurance Company dated 2001.

          (ii)   Form of Amendment dated April 25, 2001 to the              (5)
                 Participation Agreement by and among First American
                 Insurance Portfolios, Inc., First American Asset
                 Management and Conseco Variable Insurance Company dated
                 2001.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement by and among First American Insurance
                 Portfolios, Inc., First American Asset Management and
                 Conseco Variable Insurance Company dated 2001.

      (h) (i)    Form of Participation Agreement among Janus Aspen          (1)
                 Series, Janus Distributors LLC and Jefferson National
                 Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the Participation   (10)
                 Agreement among Janus Aspen Series, Janus Distributors
                 LLC and Jefferson National Life Insurance Company dated February 1, 2001.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement among Janus Aspen Series, Janus Distributors
                 LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (i) (i)    Form of Participation Agreement among Lazard Retirement    (1)
                 Series, Inc., Lazard Asset Management, LLC, Inviva
                 Securities Corporation and Jefferson National Life
                 Insurance Company dated May 1, 2003.

          (ii)   Form of Amendment dated March 21, 2004 to the              (1)
                 Participation Agreement among Lazard Retirement Series,
                 Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                 Company dated May 1, 2003.

      (j) (i)    Form of Participation Agreement dated April 10, 1997 by    (4)
                 and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

          (ii)   Form of Amendment dated December 1, 2001 to the            (7)
                 Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                 Insurance Company.

          (iii)  Form of Amendment dated May 1, 2003 to the Participation   (1)
                 Agreement dated April 10, 1997 by and among Lord, Abbett
                 & Co. and Great American Reserve Insurance Company.

      (k) (i)    Form of Participation Agreement dated April 30, 1997 by    (5)
                 and among Neuberger&Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance
                 Company.

          (ii)   Form of Amendment dated May 1, 2000 to the Participation   (5)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Advisers Managers
                 Trust, Neuberger Berman Management Incorporated and
                 Conseco Variable Insurance Company.

          (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                 Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

          (iv)   Form of Amendment dated May 1, 2004 to the Participation   (8)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (v) Form of Amendment dated April 4, 2004 to the Participation (1) Agreement dated April 30, 1997 by and among (1) Neuberger Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (vi)   Form of Amendment dated May 1, 2005 to the Participation   (10)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

          (vii)  Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement dated April 30, 1997 by and among Neuberger
                 Berman Advisers Management Trust, Neuberger Berman
                 Management Incorporated and Jefferson National Life
                 Insurance Company.

      (l) (i)    Form of Participation Agreement dated May 1, 2003 by and   (1)
                 among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
                 Company and amended dated April 13, 2004 thereto.

          (ii)   Form of Amendment dated May 1, 2005 to the Participation   (10)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                 Jefferson National Life Insurance Company.

          (iii)  Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                 Jefferson National Life Insurance Company.

      (m) (i)    Form of Participation Agreement dated May 1, 2003 among    (1)
                 Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc.
                 and Pioneer Funds Distributor, Inc.

          (ii) Form of amendment to Participation Agreement dated May 1, (10) 2003 among Pioneer Variable Contract Trust, Jefferson
                 National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor, Inc.

          (iii) Form of amendment to Participation Agreement dated May 1, (12) 2006 among Pioneer Variable Contract Trust, Jefferson
                 National Life Insurance Company, Pioneer Investment
                 Management, Inc. and Pioneer Funds Distributor, Inc.

      (n)        Form of Participation Agreement dated May 1, 2003 by and   (1)
                 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                 5, 2004 thereto.

          (i) Form of amendment to Participation Agreement dated May 1, (12) 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

      (o) (i)    Form of Participation Agreement dated March 24, 2000 by    (9)
                 and among Conseco Variable Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

          (ii)   Form of Amendment dated April 13, 2004 to the Form of      (1)
                 Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable
                 Trust and PADCO Financial Services, Inc.

          (iii)  Form of Amendment dated May 1, 2005 to the Form of         (10)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

          (iv)   Form of Amendment dated May 1, 2006 to the Form of         (12)
                 Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX
                 Variable Trust and PADCO Financial Services, Inc.

      (p) (i)    Form of Participation Agreement dated April 2004 between   (1)
                 Jefferson National Life Insurance Company and Citigroup
                 Global Markets Inc.

          (ii)   Form of Amendment dated May 1, 2005 to Form of             (10)
                 Participation Agreement dated April 2004 between
                 Jefferson National Life Insurance Company and Citigroup
                 Global Markets Inc.

      (q) (i)    Form of Participation Agreement dated May 1, 2000 by and   (6)
                 among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                 and Conseco Variable Insurance Company.

          (ii)   Form of Amendment dated January 31, 2001 to the            (5)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                 Conseco Variable Insurance Company.

          (iii)  Form of Amendment dated August 5, 2003 to the              (1)
                 Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                 Conseco Variable Insurance Company.

          (iv)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement dated May 1, 2000 by and among Seligman
                 Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                 Variable Insurance Company.

          (v)    Form of Amendment dated May 1, 2006 to the Participation   (12)
                 Agreement dated May 1, 2000 by and among Seligman
                 Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r) (i)    Form of Participation Agreement dated April 30, 1997 by    (5)
                 and among Great American Reserve Insurance Company,
                 Strong Variable Insurance Funds, Inc., Strong Special
                 Fund II, Inc, Strong Capital Management, Inc. and Strong
                 Funds Distributors, Inc.

          (ii)   Form of Amendment dated December 11, 1997 to               (5)
                 Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                 II, Inc., Strong Capital Management, Inc. and Strong
                 Funds Distributors, Inc.

          (iii)  Form of Amendment dated December 14. 1999 to               (5)
                 Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity Fund
                 II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

          (iv)   Form of Amendment dated March 1, 2001 to Participation     (5)
                 Agreement dated April 30, 1997 by and among Conseco
                 Variable Insurance Company, Strong Variable Insurance
                 Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                 Capital Management, Inc. and Strong Investments, Inc.

          (v)    Form of Amendments dated December 2, 2003 and April5,      (1)
                 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                 Variable Insurance Funds, Inc., Strong Opportunity Fund
                 II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s) (i)    Form of Participation Agreement dated May 1, 2003 with     (8)
                 by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

          (ii)   Form of Amendment dated April 6, 2004 to the               (1)
                 Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                 Life Insurance Company.

          (t)    (i) Form of Participation Agreement dated February 29,     (5)
                 2000 by and among Conseco Variable Insurance Company,
                 Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

          (ii)   Form of Amendment dated January 31, 2001 to                (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                 Worldwide Insurance Trust and Van Eck Associates
                 Corporation.

          (iii)  Form of Amendment dated January 31, 2001 to                (5)
                 Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                 Worldwide Insurance Trust and Van Eck Associates
                 Corporation.

          (iv)   Form of Amendment dated May 1, 2003 to Participation       (8)
                 Agreement dated March 1, 1995 by and among Van Eck
                 Worldwide Insurance Trust, Van Eck Associates
                 Corporation and Jefferson National Life Insurance
                 Company.

      (u) (i)    Form of Participation Agreement between Jefferson          (1)
                 National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

          (ii)   Form of Amendment dated 2004 to the Participation          (1)
                 Agreement between Jefferson National Life Insurance
                 Company, Bisys Fund Services LP, Choice Investment
                 Management Variable Insurance funds dated May 1, 2003.

      (v) (i)    Form of Participation Agreement between Jefferson          (10)
                 National Life Insurance Company, Wells Fargo Funds
                 Distributor, LLC and Wells Fargo Variable Trust dated
                 April 8, 2005.

          (ii)   Form of Amendment dated May 1, 2006 to Participation       (12)
                 Agreement between Jefferson National Life Insurance
                 Company, Wells Fargo Funds Distributor, LLC and Wells
                 Fargo Variable Trust dated April 8, 2005.

      (w) (i)    Form of Participation Agreement between Jefferson          (10)
                 National Life Insurance Company, Rafferty Asset
                 Management, LLC and Potomac Insurance Trust dated May 1,
                 2005.

          (ii)   Form of Amendment dated May 1, 2006 to Participation       (12)
                 Agreement between Jefferson National Life Insurance
                 Company, Rafferty Asset Management, LLC and Potomac
                 Insurance Trust dated May 1, 2005.

      (x) (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, Alliance Capital
                 Management L.P. and AllianceBernstein Investment
                 Research and Management, Inc. dated May 1, 2006.

      (y) (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, T. Rowe Price
                 Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

      (z) (i)    Form of Participation Agreement between Jefferson          (12)
                 National Life Insurance Company, Credit Suisse Trust,
                 Credit Suisse Asset Management, LLC and Credit Suisse
                 Asset Management Securities, Inc. dated May 1, 2006.

(9)              Opinion and Consent of Counsel.                            (12)

(10)             Consent of Independent Registered Public Accounting Firm   (12)

(11)             Financial Statements omitted from Item 23 above.           N/A

(12)             Initial Capitalization Agreement. N/A

(13)  (a) (i)    Powers of Attorney                                         (1)

          (ii)   Powers of Attorney - for Laurence Greenberg                (11)

          (iii)  Powers of Attorney - for Robert Jefferson                  (12)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession

Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12)  Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)  The business address of this director is 425 Lexington Avenue, New York
10017.

(3) The business address of this director is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, Pennsylvania 19103.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


                                                            ORGANIZATIONAL CHART


---------------------
  SMILOW & HECHT
AND FAMILY MEMBERS(1)
---------------------
    | 100%
-------      ------------     ---------    ---------   --------     ---------   -------
INVIVA,      INVIVA, INC.     SERIES A     SERIES B    SERIES C     SERIES D    SECURED
L.L.C.       MANAGEMENT       PREFERRED    PREFERRED   PREFERRED    PREFERRED   NOTES
(CA)            AND            STOCK(3)     STOCK(4)   STOCK(5)     STOCK(6)    -------
             EMPLOYEES(2)     ---------    ---------   ---------    ---------      |
------       ------------         |            |           |             |         |
  | 73%           | 27%           |            |           |             |         |
---------------------------------------------------------------------------------------
                              INVIVA, INC.
                                  (DE)
---------------------------------------------------------------------------------------
                                   | 100%
----------------------------------------------------------------------------------------------------------------------
   |              |                |            |          |            |           |           |          |         |
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
 LIFCO         INVIVA             JNF       INVIVA      INVIVA       INVIVA      INVIVA     INVIVA     INVIVA     INVIVA
HOLDING      SECURITIES         HOLDING    INSURANCE   STATUTORY    STATUTORY   STATUTORY  STATUTORY  STATUTORY  STATUTORY
COMPANY,     CORPORATION       COMPANY,     AGENCY,     TRUST I     TRUST III   TRUST IV    TRUST V    TRUST VI   TRUST VII
INC. (DE)       (DE)           INC. (DE)   INC. (DE)    (DE)(7)      (CT)(7)     (DE)(7)    (DE)(7)    (DE)(7)    (DE)(7)
---------    -----------      ----------   ---------   ---------    ---------   ---------  ---------  ---------  ---------
   |                          100% |
   |                          ----------
   | 100%                     JEFFERSON
   |                          NATIONAL
   |                          FINANCIAL
   |                          CORP. (DE)
   |                          ----------
   |                                |
---------------------------   ---------------------------------
THE AMERICAN LIFE INSURANCE   JEFFERSON NATIONAL LIFE INSURANCE
  COMPANY OF NEW YORK (NY)               COMPANY (TX)
---------------------------   ---------------------------------


(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
     Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
     B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.


ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 28, 2006, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 284 of which 21 were qualified contracts and 263 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I
Jefferson National Life Annuity Account J

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                     POSITIONS AND OFFICES
Craig A. Hawley                    President, General Counsel and Secretary
Robert B. Jefferson*               Director*
Edward J. O'Brien, IV              Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

   (c)  ISC retains no compensation or commissions from the registrant.

                                                          COMPENSATION
                                                               ON
                                   NET UNDERWRITING        REDEMPTION
       NAME OF PRINCIPAL            DISCOUNTS AND              OR            BROKERAGE
          UNDERWRITER                COMMISSIONS          ANNUITIZATION     COMMISSIONS      COMPENSATION
Inviva Securities Corporation            None                 None              None             None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos.1 and 18 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 28th day of April, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                                   TITLE                                            DATE
/s/ David A. Smilow*                      Chairman of the Board                                  4/28/06
Name: David Smilow


/s/ Tracey Hecht Smilow*                  Director                                               4/28/06
Name:  Tracey Hecht Smilow


/s/ Laurence P. Greenberg*                Director, Chief Executive Officer and President        4/28/06
Name: Laurence Greenberg


/s/ Timothy D. Rogers*                    Chief Financial Officer and Treasurer                  4/28/06
Name: Timothy D. Rogers


/s/ Dean C. Kehler*                       Director                                               4/28/06
Name: Dean C. Kehler


/s/ Robert Jefferson*                     Director                                               4/28/06
Name: Robert Jefferson


/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                           4/28/06
Attorney in Fact

                                  EXHIBIT INDEX

(4)       (j)    Form of Individual Contract Fixed and Variable Accounts.
                 (JNL-2300-1) Form of Individual Contract Fixed and Variable
                 Accounts. (JNL-2300-1)

(5)       (c)    Form of JNL Individual Application. (JNL-6005-2)

(8)   (a) (i)    Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated October 23, 2002 by and among 40|86 Series
                 Trust, 40|86 Advisors, Inc. and Jefferson National Life
                 Insurance Company

      (b) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

      (c) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

      (d) (viii) Form of Amendment dated May 1, 2006 to the Participation
                 Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

      (f) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

      (h) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (k) (vii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

      (l) (iii)  Form of Amendment dated May 1, 2006 to the Participation
                 Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

      (m) (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

      (n) (i) Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

      (o) (iv) Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (q) (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (v) (ii) Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

      (w) (ii) Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

      (x) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

      (y) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

      (z) (i) Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.

(9)              Opinion and Consent of Counsel.

(10)             Consent of Independent Registered Public Accounting Firm.

(13)  (a) (iii)  Powers of Attorney - for Robert Jefferson